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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-21279

                               -----------------

                              THE MERGER FUND VL
              (exact name of registrant as specified in charter)

                               -----------------

                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

Jennifer Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary
    Virtus Investment Partners, Inc. One Financial Plaza, Hartford CT 06103
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-367-5877

                        Date of Fiscal Year End: 12/31

               Date of Reporting Period: 07/01/2021 - 06/30/2022

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21279
Reporting Period: 07/01/2021 - 06/30/2022
The Merger Fund VL









============================== The Merger Fund VL ==============================


890 5TH AVENUE PARTNERS, INC.

Ticker:       ENFA           Security ID:  28250A105
Meeting Date: DEC 02, 2021   Meeting Type: Special
Record Date:  OCT 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      adopt the agreement and plan of merger
      and transactions contemplated thereby.
2.    The Organizational Documents Proposal   For       For          Management
      - to approve the proposed amended and
      restated certificate of incorporation
      and bylaws.
3A.   Advisory Charter Amendment Proposal A   For       For          Management
      - to change 890's name to "BuzzFeed,
      Inc.".
3B.   Advisory Charter Amendment Proposal B   For       For          Management
      - to increase the total number of
      authorized shares of all classes of
      capital stock.
3C.   Advisory Charter Amendment Proposal C   For       For          Management
      - to eliminate certain provisions
      specific to 890's status as a blank
      check company.
3D.   Advisory Charter Amendment Proposal D   For       For          Management
      - to create a classified Board with
      three classes, each serving for a
      three-year term.
3E.   Advisory Charter Amendment Proposal E   For       For          Management
      - to eliminate the rights and
      privileges of Class F common stock.
3F.   Advisory Charter Amendment Proposal F   For       For          Management
      - to create a class B common stock
      with different super-voting rights.
3G.   To create a Class C common stock with   For       For          Management
      no voting rights.
3H.   Advisory Charter Amendment Proposal H   For       For          Management
      - to eliminate the ability of
      stockholders to act by written consent.
3I.   Advisory Charter Amendment Proposal I   For       For          Management
      - to remove the provision renouncing
      the corporate opportunity doctrine.
3J.   Advisory Charter Amendment Proposal J   For       For          Management
      - to require a supermajority vote to
      remove directors for cause.
3K.   Advisory Charter Amendment Proposal K   For       For          Management
      - to increase voting thresholds to
      two-thirds of outstanding shares for
      amendments to the bylaws and certain
      provisions of the certificate of
      incorporation.
3L.   Advisory Charter Amendment Proposal L   For       For          Management
      - to require at least 75% of voting
      power of Class A and Class B common
      stock to amend certain provisions of
      the proposed certificate of
      incorporation.
4.    The Stock Issuance Proposal - to        For       For          Management
      approve the issuance of shares
      pursuant to the Merger Agreement, C
      Acquisition Purchase Agreement, and
      Note Subscription Agreements.
5A.   Election of Class I Nominee a term      For       For          Management
      that expires at New BuzzFeed's 2022
      annual meeting of stockholders: Angela
      Acharia
5B.   Election of Class I Nominee a term      For       For          Management
      that expires at New BuzzFeed's 2022
      annual meeting of stockholders: Jonah
      Peretti
5C.   Election of Class II Nominee a term     For       For          Management
      that expires at New BuzzFeed's 2023
      annual meeting of stockholders: Joan
      Amble
5D.   Election of Class II Nominee a term     For       For          Management
      that expires at New BuzzFeed's 2023
      annual meeting of stockholders: Adam
      Rothstein
5E.   Election of Class II Nominee a term     For       For          Management
      that expires at New BuzzFeed's 2023
      annual meeting of stockholders: Janet
      Rolle
5F.   Election of Class III Nominee a term    For       For          Management
      that expires at New BuzzFeed's 2024
      annual meeting of stockholders: Greg
      Coleman
5G.   Election of Class III Nominee a term    For       For          Management
      that expires at New BuzzFeed's 2024
      annual meeting of stockholders:
      Patrick Kerins
6.    The Incentive Plan Proposal - to        For       For          Management
      approve the 2021 equity incentive plan.
7.    The Employee Stock Purchase Plan        For       For          Management
      Proposal - to approve the 2021
      employee stock purchase plan.
8.    The Adjournment Proposal - to approve   For       For          Management
      the adjournment of the Special Meeting
      to a later date, if necessary.


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ACE CONVERGENCE ACQUISITION CORP.

Ticker:       ACEV           Security ID:  G0083D120
Meeting Date: JAN 21, 2022   Meeting Type: Annual
Record Date:  NOV 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting:
      Behrooz Abdi
1.2   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting: Denis
      Tse
1.3   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting:
      Kenneth Klein
1.4   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting: Omid
      Tahernia
1.5   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting: Ryan
      Benton
1.6   Re-Election of Director to serve until  For       For          Management
      the 2022 annual general meeting:
      Raquel Chmielewski
2.    Ratification of Selection of            For       For          Management
      Independent Registered Public
      Accounting Firm - Ratify the selection
      by our audit committee of
      WithumSmith+Brown, PC as the Company's
      independent registered public
      accounting firm for the Company's
      fiscal year ending December
3.    Charter Extension - Amend the           For       For          Management
      Company's Amended and Restated
      Memorandum and Articles of Association
      (the "Charter") pursuant to an
      amendment to the Charter in the form
      set forth in Annex A of the
      accompanying proxy statement to extend
      the date by which th
4.    Trust Extension - Amend the Investment  For       For          Management
      Management Trust Agreement, dated as
      of July 27, 2020 (the "Trust
      Agreement"), by and between the
      Company and Continental Stock Transfer
      & Trust Company, a New York
      corporation, as trustee
      ("Continental"),
5.    Adjournment Proposal - Approve the      For       For          Management
      adjournment of the Annual General
      Meeting to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, th


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ACTIVISION BLIZZARD, INC.

Ticker:       ATVI           Security ID:  00507V109
Meeting Date: APR 28, 2022   Meeting Type: Special
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Adoption of the Merger Agreement. To    For       For          Management
      adopt the Agreement and Plan of Merger
      (as it may be amended from time to
      time), dated as of January 18, 2022
      (the "merger agreement"), by and among
      Activision Blizzard, Inc. ("Activision
      Blizzard"), Microsoft Corporat
2.    Approval, by Means of a Non-Binding,    For       For          Management
      Advisory Vote, of Certain Compensatory
      Arrangements with Named Executive
      Officers. To approve, by means of a
      non- binding, advisory vote,
      compensation that will or may become
      payable to the named executive
      officers of
3.    Adjournment of the Special Meeting. To  For       For          Management
      adjourn the special meeting to a later
      date or dates, if necessary or
      appropriate, to allow time to solicit
      additional proxies if there are
      insufficient votes to adopt the merger
      agreement at the time of the special


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ACTIVISION BLIZZARD, INC.

Ticker:       ATVI           Security ID:  00507V109
Meeting Date: APR 28, 2022   Meeting Type: Special
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Adoption of the Merger Agreement. To    For       For          Management
      adopt the Agreement and Plan of Merger
      (as it may be amended from time to
      time), dated as of January 18, 2022
      (the "merger agreement"), by and among
      Activision Blizzard, Inc. ("Activision
      Blizzard"), Microsoft Corporat
2.    Approval, by Means of a Non-Binding,    For       For          Management
      Advisory Vote, of Certain Compensatory
      Arrangements with Named Executive
      Officers. To approve, by means of a
      non- binding, advisory vote,
      compensation that will or may become
      payable to the named executive
      officers of
3.    Adjournment of the Special Meeting. To  For       For          Management
      adjourn the special meeting to a later
      date or dates, if necessary or
      appropriate, to allow time to solicit
      additional proxies if there are
      insufficient votes to adopt the merger
      agreement at the time of the special


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ACTIVISION BLIZZARD, INC.

Ticker:       ATVI           Security ID:  00507V109
Meeting Date: JUN 21, 2022   Meeting Type: Annual
Record Date:  APR 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Reveta Bowers     For       For          Management
1b.   Election of Director: Kerry Carr        For       For          Management
1c.   Election of Director: Robert Corti      For       For          Management
1d.   Election of Director: Brian Kelly       For       For          Management
1e.   Election of Director: Robert Kotick     For       For          Management
1f.   Election of Director: Lulu Meservey     For       For          Management
1g.   Election of Director: Barry Meyer       For       For          Management
1h.   Election of Director: Robert Morgado    For       For          Management
1i.   Election of Director: Peter Nolan       For       For          Management
1j.   Election of Director: Dawn Ostroff      For       For          Management
2.    Advisory vote to approve our executive  For       For          Management
      compensation.
3.    Ratification of the appointment of      For       For          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm.
4.    Shareholder proposal regarding the      Against   Against      Shareholder
      nomination of an employee
      representative director.
5.    Shareholder proposal regarding the      Against   Against      Shareholder
      preparation of a report about the
      Company's efforts to prevent abuse,
      harassment and discrimination.


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AGBA ACQUISITION LIMITED

Ticker:       AGBA           Security ID:  G0120M109
Meeting Date: MAY 03, 2022   Meeting Type: Annual
Record Date:  APR 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    APPROVAL OF AN AMENDMENT TO THE         For       For          Management
      COMPANY'S AMENDED AND RESTATED
      MEMORANDUM AND ARTICLES OF ASSOCIATION
      TO EXTEND THE DATE BY WHICH THE
      COMPANY HAS TO CONSUMMATE A BUSINESS
      COMBINATION (THE "EXTENSION") TWO (2)
      TIMES FOR AN ADDITIONAL THREE (3)
      MONTHS EACH
2.    APPROVAL OF AN AMENDMENT TO THE         For       For          Management
      COMPANY'S EXISTING INVESTMENT
      MANAGEMENT TRUST AGREEMENT TO MAKE
      CHANGES NECESSARY TO REFLECT THE
      EXTENSION.
3..1  DIRECTOR-Gordon Lee                     For       For          Management
3..2  DIRECTOR-Vera Tan                       For       For          Management
3..3  DIRECTOR-Eric Lam                       For       For          Management
3..4  DIRECTOR-Brian Chan                     For       For          Management
3..5  DIRECTOR-Thomas Ng                      For       For          Management


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AJAX I

Ticker:       AJAX           Security ID:  G0190X100
Meeting Date: AUG 18, 2021   Meeting Type: Annual
Record Date:  JUN 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve, as an Ordinary Resolution,
      the business combination described in
      the accompanying proxy
      statement/prospectus (the "Business
      Combination" and such proposal, the
      "business
2.    The Share Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve, as an Ordinary Resolution,
      for the purposes of complying with the
      applicable listing rules of the New
      York Stock Exchange (the "NYSE"), the
      issuance of Listco Class C Shares to
3.    The Incentive Equity Plan Proposal -    For       For          Management
      to consider and vote upon a proposal
      to approve, as an Ordinary Resolution,
      the Capri Listco 2021 Incentive Equity
      Plan (the "Listco Incentive Equity
      Plan"), which will become effective on
      the Closing Date and will be
4.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve,
      as an Ordinary Resolution, the
      adjournment of the meeting to a later
      date or dates, if necessary, to permit
      further solicitation and vote of
      proxies if Ajax is unable to consummat


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ALLEGHANY CORPORATION

Ticker:       Y              Security ID:  017175100
Meeting Date: JUN 09, 2022   Meeting Type: Special
Record Date:  APR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger (as it may be amended
      from time to time, the "merger
      agreement"), dated as of March 20,
      2022, by and among Berkshire Hathaway
      Inc., O&M Acquisition Corp. ("Merger
      Sub"), and Alleghany Corporation, and
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may become payable to Alleghany
      Corporation's named executive officers
      in connection with the merger.
3.    To approve the adjournment of the       For       For          Management
      special meeting to a later date or
      dates, if necessary or appropriate, to
      solicit additional proxies if there
      are insufficient votes at the time of
      the special meeting to approve the
      proposal to approve and adopt the merg


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ANAPLAN, INC.

Ticker:       PLAN           Security ID:  03272L108
Meeting Date: JUN 21, 2022   Meeting Type: Special
Record Date:  APR 26, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Merger Agreement and Plan  For       For          Management
      of Merger, dated as of March 20, 2022,
      by and among Alpine Parent, LLC,
      Alpine Merger Sub, Inc., and Anaplan,
      Inc., as it may be amended from time
      to time.
2.    To approve the adoption of any          For       For          Management
      proposal to adjourn the Special
      Meeting to a later date or dates if
      necessary or appropriate to solicit
      additional proxies if there are
      insufficient votes to adopt the Merger
      Agreement at the time of the Special
      Meeting.
3.    To approve, by non-binding, advisory    For       For          Management
      vote, compensation that will or may
      become payable by Anaplan, Inc. to its
      named executive officers in connection
      with the merger.


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APOLLO STRATEGIC GROWTH CAPITAL

Ticker:       APSG           Security ID:  G0411R106
Meeting Date: MAY 25, 2022   Meeting Type: Special
Record Date:  MAR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve by special resolution under
      Cayman Islands law, assuming the
      Business Combination Proposal is
      approved and adopted, the change of
      APSG's jurisdiction of incorporation
      from the Ca
2.    The Amendment Proposal - to consider    For       For          Management
      and vote upon a proposal to approve by
      special resolution under Cayman
      Islands law, assuming the Business
      Combination Proposal and the
      Domestication Proposal are approved
      and adopted, the Acquiror Delaware
      Certificate,
2a.   To increase the authorized share        For       For          Management
      capital from 361,000,000 shares
      consisting of 300,000,000 Acquiror
      Class A Ordinary Shares, 60,000,000
      Acquiror Class B Ordinary Shares, and
      1,000,000 undesignated preferred
      shares, par value $0.00005 per share,
      to authori
2b.   To provide that the Acquiror Delaware   For       For          Management
      Certificate may be amended, altered or
      repealed by the affirmative vote of
      the holders of at least 66 2/3% of all
      the then outstanding shares of stock
      entitled to vote, voting together as a
      single class in addition to
2c.   To provide that (i) each holder of      For       For          Management
      record of Domesticated Acquiror Class
      A Common Stock, Domesticated Acquiror
      Class B Common Stock and Domesticated
      Acquiror Class X Common Stock (solely
      prior to the automatic conversion
      thereof to shares of Domesticated
2d.   To elect not to be governed by Section  For       For          Management
      203 of the DGCL.
2e.   To provide that the Court of Chancery   For       For          Management
      of the State of Delaware or, if such
      court does not have subject matter
      jurisdiction, another state or federal
      court located within the State of
      Delaware, shall be the exclusive forum
      for certain actions and claims.
2f.   To provide that each holder of record   For       For          Management
      of Domesticated Acquiror Class A
      Common Stock, Domesticated Acquiror
      Class B Common Stock and Domesticated
      Acquiror Class X Common Stock (solely
      prior to the automatic conversion
      thereof to shares of Domesticated Acqu
2g.   To provide that subject to applicable   For       For          Management
      law and the rights of any holders of
      outstanding Preferred Stock, (i) each
      holder of Domesticated Acquiror Class
      A Common Stock, Domesticated Acquiror
      Class X Common Stock (solely prior to
      the automatic conversion the
2h.   To eliminate various provisions in the  For       For          Management
      Existing Organizational Documents
      applicable only to blank check
      companies, including the provisions
      requiring that APSG have net tangible
      assets of at least $5,000,001
      immediately prior to, or upon such
      consummation
2i.   To restrict holders of Domesticated     For       For          Management
      Acquiror Class B Common Stock from
      transferring their shares of
      Domesticated Acquiror Class B Common
      Stock unless such holder also
      transfers an equal number of Opco B
      Ordinary Shares in accordance with the
      GBT Amended &
2j.   To allow PubCo, subject to the terms    For       For          Management
      of the Business Combination Agreement,
      the Acquiror Delaware Certificate and
      the Acquiror Delaware Bylaws, to take
      all such actions as are contemplated
      by the Business Combination Agreement
      to cause the issuance of its
2k.   To require PubCo to issue, reserve for  For       For          Management
      issuance, cancel and/or redeem certain
      of its equity securities in accordance
      with the terms of the Exchange
      Agreement.
3.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution under
      Cayman Islands law and adopt, assuming
      the Domestication Proposal and
      Amendment Proposal are approved, the
      Business Combination Agreement (as
4.    The Issuance Proposal - to consider     For       For          Management
      and vote upon a proposal to approve by
      ordinary resolution under Cayman
      Islands law, assuming the
      Domestication Proposal, the Amendment
      Proposal and the Business Combination
      Proposal are approved and adopted, for
      the pu
5.    The Equity Incentive Plan Proposal -    For       For          Management
      to consider and vote upon a proposal
      to approve by ordinary resolution
      under Cayman Islands law, assuming the
      Domestication Proposal, the Amendment
      Proposal, the Business Combination
      Proposal and the Issuance Proposal
6.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve by
      ordinary resolution under Cayman
      Islands law, assuming the
      Domestication Proposal, the Amendment
      Proposal, the Business Combination
      Proposal, the Issuance Proposal, and
      the Equity Ince
7.    The Adjournment Proposal - if put to    For       For          Management
      the meeting, to consider and vote upon
      a proposal to approve by ordinary
      resolution under Cayman Islands law
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation


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ARCHIMEDES TECH SPAC PARTNERS CO.

Ticker:       ATSPU          Security ID:  039562202
Meeting Date: APR 26, 2022   Meeting Type: Special
Record Date:  MAR 16, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal: To   For       For          Management
      approve the transactions contemplated
      under the Merger Agreement, dated as
      of November 15, 2021 (the "Merger
      Agreement"), by and among the
      Corporation, ATSPC Merger Sub, Inc., a
      Delaware corporation and wholly-owned s
2.    The Charter Amendment Proposal: To      For       For          Management
      approve the Second Amended and
      Restated Certificate of Incorporation
      of the Corporation (the "Amended
      Charter").
3A.   The Advisory Proposal: To increase the  For       For          Management
      total number of authorized shares of
      capital stock to (i) 499,000,000
      shares of common stock, par value $0.
      0001 per share, which shall be
      designated as 455,000,000 shares of
      Class A common stock ("Class A Common
      Stoc
3B.   The Advisory Proposal: To (a)           For       For          Management
      establish a dual class common stock
      structure consisting of Class A Common
      Stock and Class B Common Stock, (b)
      provide that holders of Class A Common
      Stock will be entitled to one vote per
      share and holders of Class B Common
3C.   The Advisory Proposal: To provide that  For       For          Management
      (i) the right of stockholders to call
      a special stockholder meeting shall be
      only called by the Chairman of the
      board of directors of the Corporation
      (the "Board"), Chief Executive Officer
      of the Corporation, or the
3D.   The Advisory Proposal: To remove the    For       For          Management
      right of stockholders to act by
      written consent except to the extent
      otherwise set forth in the Bylaws of
      the Corporation.
3E.   The Advisory Proposal: To require the   For       For          Management
      approval of holders of at least a
      majority of the voting power of the
      outstanding shares of capital stock of
      the Combined Company entitled to vote
      generally in the election of
      directors, voting together as a single
      cl
3F.   The Advisory Proposal: To remove the    For       For          Management
      waiver of the corporate opportunity
      doctrine with respect to the Combined
      Company.
4.    The Incentive Plan Proposal: To         For       For          Management
      approve the SoundHound AI, Inc. 2022
      Incentive Award Plan to be effective
      after consummation of the Business
      Combination.
5.    The ESPP Proposal: To approve the       For       For          Management
      SoundHound AI, Inc. 2022 Employee
      Stock Purchase Plan to be effective
      after consummation of the Business
      Combination.
6.    The Nasdaq Proposal: To approve, (i)    For       For          Management
      for purposes of complying with Nasdaq
      Listing Rules 5635 (a) and (b), the
      issuance of more than 20% of the
      issued and outstanding shares of
      common stock and the resulting change
      in control in connection with the
      Busine
7A.   Election of Director: Dr. Keyvan        For       For          Management
      Mohajer
7B.   Election of Director: James Hom         For       For          Management
7C.   Election of Director: Larry Marcus      For       For          Management
7D.   Election of Director: Dr. Eric Ball     For       For          Management
7E.   Election of Director: Diana Sroka       For       For          Management
8.    The Adjournment Proposal: To approve    For       For          Management
      any adjournment or postponement of the
      ATSP Special Meeting for the purpose
      of soliciting additional proxies in
      the event the Corporation does not
      receive the requisite stockholder vote
      to approve the Business Combinat


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ARENA PHARMACEUTICALS, INC.

Ticker:       ARNA           Security ID:  040047607
Meeting Date: FEB 02, 2022   Meeting Type: Special
Record Date:  DEC 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated December 12, 2021 (the
      "Merger Agreement"), by and among
      Arena Pharmaceuticals, Inc. ("Arena"),
      Pfizer Inc., and Antioch Merger Sub,
      Inc.
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      Arena's named executive officers that
      is based on or otherwise relates to
      the Merger Agreement and the
      transactions contemplated by the
      Merger Agreement
3.    To adjourn the Special Meeting to a     For       For          Management
      later date or dates if necessary or
      appropriate to solicit additional
      proxies if there are insufficient
      votes to adopt the Merger Agreement at
      the time of the Special Meeting.


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ARTISAN ACQUISITION CORP.

Ticker:       ARTA           Security ID:  G0509L102
Meeting Date: MAY 09, 2022   Meeting Type: Special
Record Date:  MAR 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - a   For       For          Management
      proposal to approve and authorize, as
      an ordinary resolution, (a) the
      business combination and other
      transactions contemplated by the
      Business Combination Agreement, dated
      as of September 15, 2021 (as amended
      by an Am
2.    The Initial Merger Proposal - a         For       For          Management
      proposal to approve and authorize, as
      a special resolution, (a) the Plan of
      Merger (the "Plan of Initial Merger"),
      by and among the Company, Artisan
      Merger Sub and PubCo, substantially in
      the form annexed as Exhibit F to th
3.    The Adjournment Proposal - a proposal   For       For          Management
      to approve, as an ordinary resolution,
      the adjournment of the Meeting to a
      later date or dates to be determined
      by the chairman of the Meeting, if
      necessary, to permit further
      solicitation and vote of proxies in
      the e


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ASCENDANT DIGITAL ACQUISITION CORP.

Ticker:       ACND           Security ID:  G05155109
Meeting Date: JUL 20, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Transaction Agreement Proposal -    For       For          Management
      to consider and vote upon a proposal
      to approve by ordinary resolution and
      adopt the Business Combination
      Agreement, dated as of March 1, 2021,
      by and among ADAC, MarketWise, LLC
      (formerly known as Beacon Street Group,
2.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve by special resolution the
      change of ADAC's jurisdiction of
      incorporation by deregistering as an
      exempted company in the Cayman Islands
      and continuing and domesticating as a
      corpo
3.    Organizational Documents Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by special resolution the
      proposed new certificate of
      incorporation (the "Proposed Charter")
      and the proposed new bylaws (the
      "Proposed Bylaws" and, together with
      the Prop
4A.   Advisory Organizational Documents       For       For          Management
      Proposal 4A - to authorize the change
      in the authorized capital stock of
      ADAC from 200,000,000 Class A ordinary
      shares, par value $0.0001 per share
      (the "ADAC Class A ordinary shares"),
      20,000,000 Class B ordinary shares,
4B.   Advisory Organizational Documents       For       For          Management
      Proposal 4B - to authorize adopting
      Delaware as the exclusive forum for
      certain stockholder litigation.
4C.   Advisory Organizational Documents       For       For          Management
      Proposal 4C - to authorize electing
      not to be governed by Section 203 of
      the DGCL relating to takeovers by
      interested stockholders and, instead,
      be governed by a provision
      substantially similar to Section 203
      of the DGCL.
4D.   Advisory Organizational Documents       For       For          Management
      Proposal 4D - to approve provisions
      providing that the affirmative vote of
      at least two- thirds of the voting
      power of all the then-outstanding
      shares of capital stock entitled to
      vote generally in the election of
      directo
4E.   Advisory Organizational Documents       For       For          Management
      Proposal 4E - to approve provisions
      permitting the removal of a director
      only for cause and only by the
      affirmative vote of the holders of at
      least a majority of the outstanding
      shares entitled to vote at an election
      of d
4F.   Advisory Organizational Documents       For       For          Management
      Proposal 4F - to approve provisions
      requiring stockholders to take action
      at an annual or special meeting and
      prohibit stockholder action by written
      consent in lieu of a meeting.
4G.   Advisory Organizational Documents       For       For          Management
      Proposal 4G - to provide for certain
      additional changes, including, among
      other things, (i) changing the
      corporate name from "Ascendant Digital
      Acquisition Corp." to "MarketWise, Inc.
      ", (ii) making MarketWise PubCo's corp
5.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution for
      purposes of complying with the
      applicable provisions of NYSE Listing
      Rule 312.03, the issuance of (i)
      shares of MarketWise PubCo Class A
      common stock
6.    The Incentive Award Plan Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution the
      MarketWise Inc. 2021 Incentive Award
      Plan.
7.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve by
      ordinary resolution the MarketWise Inc.
      2021 Employee Stock Purchase Plan.
8..1  DIRECTOR-Riaan Hodgson                  For       For          Management
8..2  DIRECTOR-Manny Borges                   For       For          Management
8..3  DIRECTOR-Van Simmons                    For       For          Management
8..4  DIRECTOR-Mark Gerhard                   For       For          Management
8..5  DIRECTOR-Elizabeth Burton               For       For          Management
8..6  DIRECTOR-Paul Idzik                     For       For          Management
8..7  DIRECTOR-Mark Arnold                    For       For          Management
8..8  DIRECTOR-Michael Palmer                 For       For          Management
8..9  DIRECTOR-Stephen Sjuggerud              For       For          Management
9.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve by
      ordinary resolution the adjournment of
      the extraordinary general meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies in the event


--------------------------------------------------------------------------------

ASTREA ACQUISITION CORP.

Ticker:       ASAX           Security ID:  04637C106
Meeting Date: FEB 15, 2022   Meeting Type: Special
Record Date:  JAN 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Agreement and
      Plan of Merger dated as of August 9,
      2021 by and among Astrea, Peregrine
      Merger Sub, LLC, Lexyl Travel
      Technologies, LLC, Double Peregrine
      Merg
2.    The Charter Amendment Proposal - to     For       For          Management
      consider and vote upon a proposal to
      approve the second amended and
      restated certificate of incorporation
      of Astrea.
3A.   The Advisory Charter Proposal - to      For       For          Management
      consider and vote upon the following
      separate non- binding proposal: To
      reclassify Astrea's capital stock and
      to increase the total number of
      authorized shares and classes of stock
      from a total of 51,000,000 shares, par
3B.   The Advisory Charter Proposal - to      For       For          Management
      consider and vote upon the following
      separate non- binding proposal: To
      provide that the Company Board shall
      have the power to make, alter or amend
      or repeal any bylaw, but subject to
      the right of stockholders to alter o
3C.   The Advisory Charter Proposal - to      For       For          Management
      consider and vote upon the following
      separate non- binding proposal: To
      provide that, except as otherwise
      expressly permitted by the terms of
      any series of preferred stock
      permitting the holders of such series
      of preferr
3D.   The Advisory Charter Proposal - to      For       For          Management
      consider and vote upon the following
      separate non- binding proposal: To
      provide that removal of one or more
      directors for cause requires the
      affirmative vote of the holders of at
      least two-thirds (66 and 2/3%) of the
      vot
3E.   The Advisory Charter Proposal - to      For       For          Management
      consider and vote upon the following
      separate non- binding proposal: To
      provide that no stockholders holding
      less than forty percent (40%) of the
      total issued stock of the Company will
      be entitled to examine the books of
4.    The Nasdaq Proposal - to consider and   For       For          Management
      vote upon a proposal, as required by
      the rules of the Nasdaq Stock Market,
      to approve the issuance or potential
      issuance of common stock in the Merger
      in an amount greater than 20% of the
      number of shares of Astrea Co
5A.   Election of Director: Gianno Caldwell   For       For          Management
5B.   Election of Director: Jeffrey Goldstein For       For          Management
5C.   Election of Director: James Wilkinson   For       For          Management
5D.   Election of Director: John Prince       For       For          Management
5E.   Election of Director: Mahesh Chaddah    For       For          Management
5F.   Election of Director: Dieter Huckestein For       For          Management
5G.   Election of Director: Kate Walsh        For       For          Management
5H.   Election of Director: Timothy N.        For       For          Management
      Hentschel
5I.   Election of Director: Yatin Patel       For       For          Management
5J.   Election of Director: Mohsen Moazami    For       For          Management
5K.   Election of Director: Dylan Ratigan     For       For          Management
6.    The Incentive Plan Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve and adopt the 2021 Long Term
      Incentive Award Plan.
7.    The Employee Stock Purchase Plan        For       For          Management
      Proposal - to consider and vote upon a
      proposal to approve and adopt the 2021
      Employee Stock Purchase Plan.
8.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to adjourn
      the special meeting to a later date or
      dates, if necessary.


--------------------------------------------------------------------------------

ATHENE HOLDING LTD.

Ticker:       ATH            Security ID:  G0684D107
Meeting Date: AUG 31, 2021   Meeting Type: Annual
Record Date:  JUL 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Class III Director: Marc    For       For          Management
      Beilinson
1.2   Election of Class III Director: Robert  For       For          Management
      Borden
1.3   Election of Class III Director: Mitra   For       For          Management
      Hormozi
1.4   Election of Class III Director: Carl    For       For          Management
      McCall
1.5   Election of Class III Director:         For       For          Management
      Manfred Puffer
1.6   Election of Class III Director: Lynn    For       For          Management
      Swann
2.    To appoint PricewaterhouseCoopers LLP   For       For          Management
      ("PwC"), an independent registered
      accounting firm, as the Company's
      independent auditor to serve until the
      close of the Company's next annual
      general meeting in 2022.
3.    To refer the determination of the       For       For          Management
      remuneration of PwC to the audit
      committee of the board of directors of
      the Company.
4.    To vote on a non-binding advisory       For       For          Management
      resolution to approve the compensation
      paid to the Company's named executive
      officers.


--------------------------------------------------------------------------------

ATHENE HOLDING LTD.

Ticker:       ATH            Security ID:  G0684D107
Meeting Date: DEC 21, 2021   Meeting Type: Special
Record Date:  NOV 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the merger of AHL and Blue   For       For          Management
      Merger Sub, Ltd. and the Agreement and
      Plan of Merger, by and among Apollo
      Global Management, Inc., AHL, Tango
      Holdings, Inc., Blue Merger Sub, Ltd.
      and Green Merger Sub, Inc. (which, as
      it may be amended from time to
2.    To approve the adjournment of the AHL   For       For          Management
      special general meeting to solicit
      additional proxies if there are not
      sufficient votes at the time of the
      AHL special general meeting to approve
      the AHL merger agreement proposal or
      to ensure that any supplement or a
3.    To approve, on a non-binding advisory   For       For          Management
      basis, certain compensation that may
      be paid or become payable to AHL's
      named executive officers, pursuant to
      arrangements with AHL, that is based
      on or otherwise relates to the
      transactions contemplated by the merger


--------------------------------------------------------------------------------

ATI PHYSICAL THERAPY, INC.

Ticker:       ATIP           Security ID:  00216W109
Meeting Date: JUN 02, 2022   Meeting Type: Annual
Record Date:  APR 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Teresa Sparks                  For       For          Management
1..2  DIRECTOR-Andrew A. McKnight             For       For          Management
2.    Ratification of the appointment of PwC  For       For          Management
      as the independent registered public
      accounting firm for the fiscal year
      ending December 31, 2022.
3.    Advisory vote to approve named          For       For          Management
      executive officer compensation.
4.    Advisory vote to approve the frequency  1 Year    1 Year       Management
      of future stockholder advisory votes
      to approve named executive officer
      compensation.
5.    Approve an amendment to the ATI         For       For          Management
      Physical Therapy 2021 Equity Incentive
      Plan to increase the number of shares
      available for issuance under the Plan
      in connection with the cancellation of
      certain shares previously held by
      Wilco Acquisition, LP and the forfe


--------------------------------------------------------------------------------

ATOTECH LIMITED

Ticker:       ATC            Security ID:  G0625A105
Meeting Date: NOV 03, 2021   Meeting Type: Special
Record Date:  SEP 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
C1.   Considering, and if thought fit,        For       For          Management
      approving the Scheme referred to in
      the notice convening the Court Meeting
      contained in Part IX of the Scheme
      Document to which the proxy relates.
S1.   To give effect to the scheme of         For       For          Management
      arrangement between Atotech Limited
      and the Scheme Shareholders: To
      authorize the directors of Atotech
      Limited to take all such action as
      they may consider necessary or
      appropriate.
S2.   To give effect to the scheme of         For       For          Management
      arrangement between Atotech Limited
      and the Scheme Shareholders: To make
      certain amendments to the articles of
      association of Atotech Limited,


--------------------------------------------------------------------------------

AUSNET SERVICES LTD

Ticker:                      Security ID:  Q0708Q109
Meeting Date: JAN 28, 2022   Meeting Type: Scheme Meeting
Record Date:  JAN 26, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
CMMT  17 DEC 2021: VOTING EXCLUSIONS APPLY    None      Did not vote Management
      TO THIS MEETING FOR PROPOSAL 1
      VOTES-CAST BY ANY INDIVIDUAL OR
      RELATED PARTY WHO BENEFIT FROM THE
      PASSING OF THE- PROPOSAL/S WILL BE
      DISREGARDED BY THE COMPANY. HENCE, IF
      YOU HAVE OBTAINED-BENEFIT OR EXPECT TO
      OBTAIN F
1     THAT, PURSUANT TO AND IN ACCORDANCE     For       For          Management
      WITH SECTION 411 OF THE CORPORATIONS
      ACT 2001 (CTH), THE SCHEME OF
      ARRANGEMENT PROPOSED BETWEEN AUSNET
      SERVICES LTD ("AUSNET") AND THE
      HOLDERS OF ITS FULLY PAID ORDINARY
      SHARES, THE TERMS OF WHICH ARE
      CONTAINED IN AND M
CMMT  17 DEC 2021: PLEASE NOTE THAT THIS IS   None      Did not vote Management
      A REVISION DUE TO MODIFICATION
      OF-COMMENT. IF YOU HAVE ALREADY SENT
      IN YOUR VOTES, PLEASE DO NOT VOTE
      AGAIN-UNLESS YOU DECIDE TO AMEND YOUR
      ORIGINAL INSTRUCTIONS. THANK YOU


--------------------------------------------------------------------------------

BHP GROUP PLC

Ticker:       BBL            Security ID:  05545E209
Meeting Date: OCT 14, 2021   Meeting Type: Annual
Record Date:  SEP 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To receive the 2021 Financial           For       For          Management
      Statements and Reports for BHP
2     To reappoint Ernst & Young LLP as the   For       For          Management
      auditor of BHP Group Plc
3     To authorise the Risk and Audit         For       For          Management
      Committee to agree the remuneration of
      Ernst & Young LLP as the auditor of
      BHP Group Plc
4     To approve the general authority to     For       For          Management
      issue shares in BHP Group Plc
5     To approve the authority to allot       For       For          Management
      equity securities in BHP Group Plc for
      cash
6     To authorise the repurchase of shares   For       For          Management
      in BHP Group Plc
7     To approve the 2021 Remuneration        For       For          Management
      Report other than the part containing
      the Directors' remuneration policy
8     To approve the 2021 Remuneration Report For       For          Management
9     To approve the grant to the Executive   For       For          Management
      Director
10    To re-elect Terry Bowen as a Director   For       For          Management
      of BHP
11    To re-elect Malcolm Broomhead as a      For       For          Management
      Director of BHP
12    To re-elect Xiaoqun Clever as a         For       For          Management
      Director of BHP
13    To re-elect Ian Cockerill as a          For       For          Management
      Director of BHP
14    To re-elect Gary Goldberg as a          For       For          Management
      Director of BHP
15    To re-elect Mike Henry as a Director    For       For          Management
      of BHP
16    To re-elect Ken MacKenzie as a          For       For          Management
      Director of BHP
17    To re-elect John Mogford as a Director  For       For          Management
      of BHP
18    To re-elect Christine O'Reilly as a     For       For          Management
      Director of BHP
19    To re-elect Dion Weisler as a Director  For       For          Management
      of BHP
20    To approve BHP's Climate Transition     For       For          Management
      Action Plan
21    Amendment to the Constitution           Against   Against      Management
22    Climate-related lobbying                For       For          Management
23    Capital protection                      Against   Against      Management


--------------------------------------------------------------------------------

BHP GROUP PLC

Ticker:       BBL            Security ID:  05545E209
Meeting Date: JAN 20, 2022   Meeting Type: Special
Record Date:  DEC 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
S1.   To consider, and if thought fit,        For       For          Management
      approve (with or without modification)
      a scheme of arrangement proposed to be
      made between BHP Group Plc and the
      holders of Scheme Shares (as defined
      therein) (the "Scheme of Arrangement").
      (Plc Scheme Meeting Resolution).
1.    Plc Scheme and Unification              For       For          Management
      implementation authorization.
2.    Plc Special Voting Share Buy-back       For       For          Management
      (Companies Act approval).
3.    Plc Special Voting Share Buy-back       For       For          Management
      (Class Rights Action).
4.    Amendments to Plc Articles of           For       For          Management
      Association.
5.    Change in the status of Plc (Class      For       For          Management
      Rights Action).


--------------------------------------------------------------------------------

BIOTECH ACQUISITION COMPANY

Ticker:       BIOT           Security ID:  G1125A108
Meeting Date: JUN 14, 2022   Meeting Type: Special
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal by
      ordinary resolution to approve the
      Agreement and Plan of Merger, dated as
      of November 8, 2021 (as it may be
      amended and supplemented from time to
      time, the "Merger Agreement") wit
2.    Domestication Proposal - To consider    For       For          Management
      and vote upon a Proposal by special
      resolution to (a) change BAC's
      corporate structure and de-register
      from an exempted company incorporated
      under the Cayman Islands Companies Act
      and transfer by way of continuation as
3.    The Certificate of Incorporation        For       For          Management
      Proposal - To consider and vote upon
      by special resolution under the Cayman
      Islands Companies Act a Proposal to
      replace the Interim Charter with the
      Proposed Certificate of Incorporation
      substantially in the form attached
4a.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, requiring the affirmative
      vote of the holders of at le
4b.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, providing that (i)
      special meetings of stockholders fo
4c.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Certificate of Incorporation,
      which will amend and replace the
      Interim Charter if the Certificate of
      Incorporation Proposal is approved,
      adopting Delaware as the exclusiv
4d.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, changing the
      post-Business Combination company's
      corpo
4e.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, to remove certain
      provisions related to BAC's status a
4f.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, increasing the total
      number of authorized shares of al
4g.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, electing not to be
      governed by Section 203 of the DGCL
4h.   Organizational Documents Proposals -    For       For          Management
      To approve and adopt provisions in the
      Proposed Charter, which will amend and
      replace the Interim Charter if the
      Certificate of Incorporation Proposal
      is approved, making Blade
      Biotherapeutics' corporate existence
      perp
5..1  DIRECTOR-Wendy Robbins                  For       For          Management
5..2  DIRECTOR-Mark Timney                    For       For          Management
5..3  DIRECTOR-Lloyd Klickstein               For       For          Management
5..4  DIRECTOR-James Scopa                    For       For          Management
5..5  DIRECTOR-Luke Evnin                     For       For          Management
5..6  DIRECTOR-Carl Goldfischer               For       For          Management
5..7  DIRECTOR-John A. Hohneker               For       For          Management
5..8  DIRECTOR-Michael Shleifer               For       For          Management
6.    The Nasdaq Proposal - To consider and   For       For          Management
      vote upon a proposal by ordinary
      resolution to approve, for purposes of
      complying with the applicable
      provisions of Nasdaq Listing Rules
      5635(a), (b), (c), and (d), the
      issuance of (a) shares to the PIPE
      Investors pur
7.    Incentive Award Plan Proposal - To      For       For          Management
      consider and vote on a Proposal by
      ordinary resolution to approve and
      adopt the Blade Biotherapeutics, Inc.
      2022 Incentive Award Plan (the "2022
      Plan") and the material terms
      thereunder. The BAC Board approved the
      2022 P
8.    ESPP Proposal - To consider and vote    For       For          Management
      on a Proposal by ordinary resolution
      to approve and adopt the Blade
      Biotherapeutics, Inc. 2022 Employee
      Stock Purchase Plan (the "ESPP") and
      the material terms thereunder. The BAC
      Board approved the ESPP, prior to the
9.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal by ordinary
      resolution to adjourn the Meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies if it is determined by the
      BAC Board that more time is


--------------------------------------------------------------------------------

BLUEROCK RESIDENTIAL GROWTH REIT, INC.

Ticker:       BRG            Security ID:  09627J102
Meeting Date: APR 12, 2022   Meeting Type: Special
Record Date:  MAR 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the merger of Bluerock       For       For          Management
      Residential Growth REIT, Inc. (the
      "Company") with and into Badger Merger
      Sub LLC ("Merger Sub"), a wholly owned
      subsidiary of Badger Parent LLC
      ("Parent"), contemplated by the
      Agreement and Plan of Merger, dated as
      of De
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that may be
      paid or become payable to our named
      executive officers that is based on or
      otherwise relates to the merger (the
      "proposal to approve the
      merger-related compensation").
3.    To approve any adjournment of the       For       For          Management
      special meeting for the purpose of
      soliciting additional proxies if there
      are not sufficient votes at the
      special meeting to approve the merger
      (the "proposal to approve adjournment
      of the meeting").


--------------------------------------------------------------------------------

CADENCE BANCORPORATION

Ticker:       CADE           Security ID:  12739A100
Meeting Date: AUG 09, 2021   Meeting Type: Special
Record Date:  JUL 06, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Adoption of the Agreement and Plan of   For       For          Management
      Merger, dated as of April 12, 2021 and
      amended as of May 27, 2021, by and
      between Cadence Bancorporation
      ("Cadence") and BancorpSouth Bank (the
      "merger proposal").
2.    Approval, on an advisory (non-binding)  For       For          Management
      basis, of the merger- related
      compensation payments that will or may
      be paid by Cadence to its named
      executive officers in connection with
      the merger.
3.    Adjournment of the Cadence special      For       For          Management
      meeting, if necessary or appropriate,
      to solicit additional proxies if,
      immediately prior to such adjournment,
      there are not sufficient votes to
      approve the merger proposal or to
      ensure that any supplement or
      amendment t


--------------------------------------------------------------------------------

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP

Ticker:       CPSR           Security ID:  14070Y101
Meeting Date: JAN 11, 2022   Meeting Type: Special
Record Date:  NOV 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal -     For       For          Management
      subject to the approval and adoption
      of the Charter Amendment Proposal,
      NYSE Stock Issuance Proposal, Director
      Election Proposal and Equity Incentive
      Plan Proposal, to (a) adopt and
      approve the Business Combination Agre
2.    The Charter Amendment Proposal - to     For       For          Management
      approve, assuming the Business
      Combination Proposal, NYSE Stock
      Issuance Proposal, Director Election
      Proposal and Equity Incentive Plan
      Proposal are approved and adopted, a
      proposed amended and restated
      certificate of i
3A.   Advisory Charter Proposal A - to        For       For          Management
      change the corporate name of New
      Gelesis to "Gelesis Holdings, Inc.".
3B.   Advisory Charter Proposal B - to        For       For          Management
      increase CPSR's capitalization so that
      it will have 900,000,000 authorized
      shares of common stock and 250,000,000
      authorized shares of preferred stock.
3C.   Advisory Charter Proposal C - to        For       For          Management
      divide the New Gelesis board of
      directors into three classes with
      staggered three-year terms.
3D.   Advisory Charter Proposal D - to        For       For          Management
      provide that the removal of any
      director be only for cause and by the
      affirmative vote of at least 66 2/3%
      of New Gelesis' then-outstanding
      shares of capital stock entitled to
      vote generally in the election of
      directors.
3E.   Advisory Charter Proposal E - to        For       For          Management
      provide that certain amendments to
      provisions of the Proposed Charter
      will require the approval of at least
      66 2/3% of New Gelesis'
      then-outstanding shares of capital
      stock entitled to vote on such
      amendment.
3F.   Advisory Charter Proposal F - to make   For       For          Management
      New Gelesis' corporate existence
      perpetual as opposed to CPSR's
      corporate existence, which is required
      to be dissolved and liquidated 24
      months following the closing of its
      initial public offering, and to remove
      from
3G.   Advisory Charter Proposal G - to        For       For          Management
      remove the provisions setting the
      Court of Chancery of the State of
      Delaware as the sole and exclusive
      forum for certain stockholder actions.
4.    The NYSE Stock Issuance Proposal - to   For       For          Management
      approve, assuming the Business
      Combination Proposal, Charter
      Amendment Proposal, Director Election
      Proposal and Equity Incentive Plan
      Proposal are approved and adopted, for
      purposes of complying with the
      applicable pr
5.    The Director Election Proposal - to     For       For          Management
      approve, assuming the Business
      Combination Proposal, Charter
      Amendment Proposal, NYSE Stock
      Issuance Proposal and Equity Incentive
      Plan Proposal are approved and
      adopted, the appointment of eight
      directors who, upon con
6.    The Equity Incentive Plan Proposal -    For       For          Management
      to approve, assuming the Business
      Combination Proposal, Charter
      Amendment Proposal, NYSE Stock
      Issuance Proposal and Director
      Election Proposal are approved and
      adopted, the Gelesis
7.    The Adjournment Proposal - to approve   For       For          Management
      a proposal to adjourn the Special
      Meeting to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of the Special Meeting, there are
      not


--------------------------------------------------------------------------------

CERBERUS TELECOM ACQUISITION CORP.

Ticker:       CTAC           Security ID:  G2040C104
Meeting Date: SEP 29, 2021   Meeting Type: Special
Record Date:  AUG 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the business combination
      described in the proxy
      statement/prospectus, including (a)
      adopting the Agreement and Plan of
      Merger, dated as of March 12, 2021
      (the "Merger Agre
2.    The Cayman Merger Proposal - To         For       For          Management
      consider and vote upon, as a special
      resolution, a proposal to approve the
      Pubco Plan of Merger attached to the
      proxy statement/prospectus as Annex 1
      and to authorize the merger of CTAC
      with and into LLC Merger Sub, with LL
3A.   Advisory Organizational Document        For       For          Management
      Proposal A - To provide that Pubco's
      board of directors will be a
      classified board of directors with
      staggered, three-year terms.
3B.   Advisory Organizational Document        For       For          Management
      Proposal B - To eliminate the ability
      for any action required or permitted
      to be taken by Pubco common
      stockholders to be effected by written
      consent.
3C.   Advisory Organizational Document        For       For          Management
      Proposal C - To increase the required
      stockholder vote threshold to amend
      the bylaws of Pubco.
3D.   Advisory Organizational Document        For       For          Management
      Proposal D - To provide that the Court
      of Chancery of the State of Delaware
      or, if such court does not have
      subject matter jurisdiction thereof,
      another state or federal court located
      within the State of Delaware, shall be
4.    The Incentive Plan Proposal - To        For       For          Management
      consider and vote on a proposal to
      approve the Pubco 2021 Incentive Award
      Plan.
5.    NYSE Proposal - To consider and vote    For       For          Management
      upon a proposal in accordance with the
      applicable provisions of Section 312.
      03 of the New York Stock Exchange
      Listed Company Manual, to issue more
      than 20% of the issued and outstanding
      shares of Pubco Common Stock in
6.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to adjourn
      the special meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in c


--------------------------------------------------------------------------------

CERNER CORPORATION

Ticker:       CERN           Security ID:  156782104
Meeting Date: MAY 26, 2022   Meeting Type: Annual
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Mitchell E.       For       For          Management
      Daniels, Jr.
1B.   Election of Director: Elder Granger, M. For       For          Management
      D.
1C.   Election of Director: John J. Greisch   For       For          Management
1D.   Election of Director: Melinda J. Mount  For       For          Management
1E.   Election of Director: George A. Riedel  For       For          Management
1F.   Election of Director: R. Halsey Wise    For       For          Management
2.    Ratification of the appointment of      For       For          Management
      KPMG LLP as the independent registered
      public accounting firm of Cerner
      Corporation for 2022.
3.    Approval, on an advisory basis, of the  For       For          Management
      compensation of our Named Executive
      Officers.
4A.   Approval of the proposed amendments to  For       For          Management
      our Third Restated Certificate of
      Incorporation, as amended (the
      "Certificate"), to remove the
      supermajority voting standards for
      certain business combination
      transactions with interested
      stockholders.
4B.   Approval of the proposed amendments to  For       For          Management
      our Certificate to remove the
      supermajority voting standards to
      amend or repeal any provision of the
      Bylaws.
4C.   Approval of the proposed amendments to  For       For          Management
      our Certificate to remove the
      supermajority voting standards to
      amend or repeal certain provisions of
      the Certificate.
4D.   Approval of the proposed amendments to  For       For          Management
      our Certificate to remove the
      supermajority voting standards to
      remove a director with cause.
5.    Approval of an amendment and            For       For          Management
      restatement of the Cerner Corporation
      2011 Omnibus Equity Incentive Plan to
      increase the number of authorized
      shares and the plan's term.
6.    Shareholder proposal requesting         Against   Against      Shareholder
      amendment to the Company's governing
      documents to give shareholders the
      right to call a special shareholder
      meeting.


--------------------------------------------------------------------------------

CF ACQUISITION CORP. VIII

Ticker:       CFFEU          Security ID:  12520C208
Meeting Date: MAR 08, 2022   Meeting Type: Special
Record Date:  JAN 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Extension Amendment Proposal: Amend     For       For          Management
      the Company's amended and restated
      certificate of incorporation to extend
      the date by which the Company has to
      consummate a business combination from
      March 16, 2022 to September 30, 2022.
2     Adjournment Proposal: Adjourn the       For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1.


--------------------------------------------------------------------------------

CHP MERGER CORP.

Ticker:       CHPMU          Security ID:  12558Y205
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  OCT 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension Proposal - Amend the          For       For          Management
      Company's amended and restated
      certificate of incorporation to extend
      the date that the Company has to
      consummate a business combination from
      November 26, 2021 to May 26, 2022.
2.    Adjournment Proposal - Adjourn the      For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1.


--------------------------------------------------------------------------------

CHP MERGER CORP.

Ticker:       CHPM           Security ID:  12558Y106
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  OCT 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension Proposal - Amend the          For       For          Management
      Company's amended and restated
      certificate of incorporation to extend
      the date that the Company has to
      consummate a business combination from
      November 26, 2021 to May 26, 2022.
2.    Adjournment Proposal - Adjourn the      For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1.


--------------------------------------------------------------------------------

CITRIX SYSTEMS, INC.

Ticker:       CTXS           Security ID:  177376100
Meeting Date: APR 21, 2022   Meeting Type: Special
Record Date:  MAR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Adoption of the Agreement & Plan of     For       For          Management
      Merger, dated January 31, 2022 (as it
      may be amended, supplemented or
      otherwise modified from time to time,
      the "Merger Agreement"), by and among
      the Company, Picard Parent, Inc.
      ("Parent"), Picard Merger Sub, Inc.
      ("Me
2.    Approval, on an advisory, non-binding   For       For          Management
      basis, of the compensation that may be
      paid or may become payable to the
      Company's named executive officers in
      connection with the Merger.
3.    Approval of a proposal to adjourn the   For       For          Management
      Special Meeting to a later date or
      dates, if necessary or appropriate, to
      solicit additional proxies if there
      are insufficient votes to adopt the
      Merger Agreement at the time of the
      Special Meeting.


--------------------------------------------------------------------------------

CLINIGEN GROUP PLC

Ticker:                      Security ID:  G2R22L107
Meeting Date: FEB 08, 2022   Meeting Type: Court Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THAT: (A) FOR THE PURPOSE OF GIVING     For       For          Management
      EFFECT TO THE SCHEME OF ARRANGEMENT
      DATED 20 DECEMBER 2021 BETWEEN
      CLINIGEN GROUP PLC (THE "COMPANY") AND
      THE HOLDERS OF THE SCHEME SHARES (AS
      DEFINED IN THE SAID SCHEME), A PRINT
      OF WHICH HAS BEEN PRODUCED TO THIS MEET
CMMT  22 DEC 2021: PLEASE NOTE THAT ABSTAIN   None      Did not vote Management
      IS NOT A VALID VOTE OPTION FOR
      THIS-MEETING TYPE. PLEASE CHOOSE
      BETWEEN "FOR" AND "AGAINST" ONLY.
      SHOULD YOU- CHOOSE TO VOTE ABSTAIN FOR
      THIS MEETING THEN YOUR VOTE WILL BE
      DISREGARDED BY-THE ISSUER OR ISSUERS
      AGENT
CMMT  17 JAN 2022: : PLEASE NOTE THAT THIS    None      Did not vote Management
      IS A REVISION DUE TO ADDITION OF
      COMMENT-AND POSTPONEMENT OF THE
      MEETING DATE FROM 18 JAN 2022 TO 08
      FEB 2022. IF YOU-HAVE ALREADY SENT IN
      YOUR VOTES, PLEASE DO NOT VOTE AGAIN
      UNLESS YOU DECIDE-TO AMEND YOUR
      ORIGINAL I


--------------------------------------------------------------------------------

CLINIGEN GROUP PLC

Ticker:                      Security ID:  G2R22L107
Meeting Date: FEB 08, 2022   Meeting Type: Ordinary General Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     FOR THE PURPOSES OF THE SCHEME: (A) TO  For       For          Management
      AUTHORISE THE CLINIGEN DIRECTORS TO
      TAKE ALL SUCH ACTION AS THEY MAY
      CONSIDER NECESSARY OR APPROPRIATE FOR
      CARRYING THE SCHEME INTO EFFECT; (B)
      TO AMEND THE ARTICLES OF ASSOCIATION
      OF THE COMPANY AS SET OUT IN THE NO
CMMT  17 JAN 2022: PLEASE NOTE THAT THIS IS   None      Did not vote Management
      A REVISION DUE TO POSTPONEMENT OF
      THE-MEETING DATE FROM 18 JAN 2022 TO
      08 FEB 2022. IF YOU HAVE ALREADY SENT
      IN- YOUR VOTES, PLEASE DO NOT VOTE
      AGAIN UNLESS YOU DECIDE TO AMEND YOUR
      ORIGINAL-INSTRUCTIONS. THANK YOU


--------------------------------------------------------------------------------

CLOUDERA, INC.

Ticker:       CLDR           Security ID:  18914U100
Meeting Date: AUG 25, 2021   Meeting Type: Special
Record Date:  JUL 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the adoption of the          For       For          Management
      Agreement and Plan of Merger (the
      "Merger Agreement"), dated as of June
      1, 2021, by and among Sky Parent Inc.,
      Project Sky Merger Sub Inc., and
      Cloudera, Inc. ("Cloudera").
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      Cloudera's named executive officers
      that is based on or otherwise relates
      to the Merger Agreement and the
      transactions contemplated by the
      Merger Agreem
3.    To adjourn the special meeting to a     For       For          Management
      later date or dates if necessary or
      appropriate to solicit additional
      proxies if there are insufficient
      votes to approve Proposal 1 at the
      time of the special meeting.


--------------------------------------------------------------------------------

CM LIFE SCIENCES III INC

Ticker:       CMLT           Security ID:  125841106
Meeting Date: DEC 16, 2021   Meeting Type: Special
Record Date:  NOV 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      approve and adopt the Agreement and
      Plan of Merger, dated as of August 5,
      2021 (as it may be amended and/or
      restated from time to time, the
      "Merger Agreement") by and among CM
      Life Sciences III Inc. (the "Company"),
2.    The Nasdaq Stock Issuance Proposal -    For       For          Management
      To approve, for purposes of complying
      with applicable listing rules of
      Nasdaq, the issuance of more than 20%
      of the Company's outstanding common
      stock in connection with the Business
      Combination, including up to 120,00
3.    Incentive Plan Proposal - To approve    For       For          Management
      the EQRx, Inc. 2021 Omnibus Incentive
      Plan, a copy of which is attached to
      the proxy statement/prospectus as
      Annex C ("2021 Incentive Plan"),
      including the authorization of the
      initial share reserve under the
      Incentive
4.    ESPP Proposal - To approve the EQRx,    For       For          Management
      Inc. 2021 Employee Stock Purchase
      Plan, a copy of which is attached to
      the proxy statement/ copy of which is
      prospectus as Annex D ("ESPP"),
      including the authorization of the
      initial share reserve under the ESPP.
5.    The Charter Amendment Proposal - To     For       For          Management
      adopt the A&R Certificate of
      Incorporation in the form attached to
      the proxy statement/prospectus as
      Annex E, including a change to the
      Company's stock classes and an
      increase in the number of authorized
      shares of the C
6.    Adjournment Proposal - To approve, if   For       For          Management
      necessary, the adjournment of the
      Special Meeting to a later date or
      dates to permit further solicitation
      and votes of proxies in the event that
      there are insufficient votes for, or
      otherwise in connection with, the a


--------------------------------------------------------------------------------

CMC MATERIALS, INC.

Ticker:       CCMP           Security ID:  12571T100
Meeting Date: MAR 03, 2022   Meeting Type: Special
Record Date:  JAN 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Proposal to adopt the Agreement and     For       For          Management
      Plan of Merger (the "merger
      agreement"), dated as of December 14,
      2021, by and between CMC Materials,
      Inc. ("CMC"), Entegris, Inc. and
      Yosemite Merger Sub (as amended from
      time to time) (the "merger agreement
      proposal")
2.    Proposal to approve, on a non-binding,  For       For          Management
      advisory basis, the merger-related
      compensation that will or may be paid
      to CMC's named executive officers in
      connection with the transactions
      contemplated by the merger agreement
      (the "compensation proposal").
3.    Proposal to approve the adjournment of  For       For          Management
      the special meeting to solicit
      additional proxies if there are not
      sufficient votes at the time of the
      special meeting to approve the merger
      agreement proposal or to ensure that
      any supplement or amendment to the acc


--------------------------------------------------------------------------------

COLUMBIA PROPERTY TRUST, INC

Ticker:       CXP            Security ID:  198287203
Meeting Date: DEC 02, 2021   Meeting Type: Special
Record Date:  OCT 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To consider and vote on a proposal to   For       For          Management
      approve the merger (the "merger") of
      Panther Merger Parent, Inc. ("Parent")
      with and into Columbia Property Trust,
      Inc. ("Columbia") pursuant to the
      Agreement and Plan of Merger, dated as
      of September 7, 2021 and as i
2.    To consider and vote on a proposal to   For       For          Management
      approve, on a non-binding, advisory
      basis, the compensation that may be
      paid or become payable to our named
      executive officers that is based on or
      otherwise relates to the merger.
3.    To consider and vote on a proposal to   For       For          Management
      approve any adjournment of the special
      meeting for the purpose of soliciting
      additional proxies if there are not
      sufficient votes at the special
      meeting to approve the merger.


--------------------------------------------------------------------------------

CONVEY HEALTH SOLUTIONS HOLDINGS, INC.

Ticker:       CNVY           Security ID:  21258C108
Meeting Date: JUN 01, 2022   Meeting Type: Annual
Record Date:  APR 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Sharad S. Mansukani            For       For          Management
1..2  DIRECTOR-Katherine Wood                 For       For          Management
2.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2022.


--------------------------------------------------------------------------------

CORNERSTONE BUILDING BRANDS INC.

Ticker:       CNR            Security ID:  21925D109
Meeting Date: JUN 24, 2022   Meeting Type: Special
Record Date:  MAY 16, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Proposal to adopt Agreement & Plan of   For       For          Management
      Merger, dated as of 3/5/22, by and
      among Camelot Return Intermediate
      Holdings, LLC, a Delaware limited
      liability company ("Parent"), Camelot
      Return Merger Sub, Inc., a Delaware
      corporation & a wholly owned subsidiary
2.    To consider and vote on one or more     For       For          Management
      proposals to adjourn the special
      meeting to a later date or dates if
      necessary or appropriate, including
      adjournments to solicit additional
      proxies if there are insufficient
      votes at the time of the special
      meeting to a
3.    To approve, by nonbinding, advisory     For       For          Management
      vote, certain compensation
      arrangements for the Company's named
      executive officers in connection with
      the merger (the "Merger- Related
      Compensation Proposal").


--------------------------------------------------------------------------------

COVANTA HOLDING CORPORATION

Ticker:       CVA            Security ID:  22282E102
Meeting Date: OCT 12, 2021   Meeting Type: Special
Record Date:  AUG 31, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of July 14, 2021 (as
      it may be amended, modified or
      supplemented from time to time, the
      "merger agreement"), by and among the
      Company, Covert Intermediate, Inc. and
      Covert Mergeco, Inc.
2.    To approve, by a non-binding advisory   For       For          Management
      vote, the compensation that will be
      paid or become payable to the
      Company's named executive officers
      that is based on or otherwise relates
      to the merger.
3.    To adjourn the special meeting to a     For       For          Management
      later date or time if necessary or
      appropriate, including to solicit
      additional proxies in favor of the
      proposal to adopt the merger agreement
      if there are insufficient votes at the
      time of the special meeting to adopt


--------------------------------------------------------------------------------

CYRUSONE INC.

Ticker:       CONE           Security ID:  23283R100
Meeting Date: FEB 01, 2022   Meeting Type: Special
Record Date:  DEC 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the merger (the "merger")    For       For          Management
      of Cavalry Merger Sub LLC, a wholly
      owned subsidiary of Parent ("Merger
      Sub"), with and into CyrusOne Inc.
      (the "Company"), with the Company
      surviving the merger, in accordance
      with the terms of the Agreement and
      Plan
2.    To approve, by advisory (non-binding)   For       For          Management
      vote, the compensation that may be
      paid or become payable to the
      Company's named executive officers in
      connection with the consummation of
      the merger.
3.    To approve any adjournment of the       For       For          Management
      special meeting for the purpose of
      soliciting additional proxies if there
      are insufficient votes at the special
      meeting to approve Proposal 1.


--------------------------------------------------------------------------------

D8 HOLDINGS CORP.

Ticker:       DEH            Security ID:  G2614K110
Meeting Date: SEP 15, 2021   Meeting Type: Special
Record Date:  AUG 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve by way of ordinary resolution
      and adopt the Agreement and Plan of
      Merger, dated as of April 15, 2021 (as
      the same may be amended, the "Merger
      Agreement"), by and among D8,
2.    The Domestication Proposal - To         For       For          Management
      consider and vote upon a proposal to
      approve by way of special resolution,
      to change the corporate structure and
      domicile of D8 by way of continuation
      from an exempted company incorporated
      in accordance with the laws of the
3.    The Stock Issuance Proposal - To        For       For          Management
      consider and vote upon a proposal to
      approve by way of ordinary resolution
      for purposes of complying with the
      applicable provisions of NYSE Listing
      Rules 312.03(c) and (d), the issuance
      of New Vicarious Surgical Class A Sh
4.    Organizational Documents Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve by way of special resolution
      the Proposed Certificate of
      Incorporation and the proposed new
      by-laws ("Proposed By- Laws" and,
      together with the Proposed Certificate
      of Inc
5A.   Advisory Organizational Documents       For       For          Management
      Proposal 5A (Authorized Shares) - to
      authorize the change in the authorized
      capital stock of D8 from 200,000,000
      D8 Class A Ordinary Shares, par value
      $0.0001 per share (the "D8 Class A
      Ordinary Shares"), 20,000,000 D8 Cl
5B.   Advisory Organizational Documents       For       For          Management
      Proposal 5B (Dual Class Common Stock
      Structure) - to authorize a dual class
      common stock structure pursuant to
      which holders of New Vicarious
      Surgical Class A Stock will be
      entitled to one vote per share and
      holders of Ne
5C.   Advisory Organizational Documents       For       For          Management
      Proposal 5C (Sunset Provision for New
      Vicarious Surgical Class B Stock) - to
      approve a provision providing that
      each outstanding share of New
      Vicarious Surgical Class B Stock shall
      automatically convert into one share of
5D.   Advisory Organizational Documents       For       For          Management
      Proposal 5D (Declassification of New
      Vicarious Surgical Board) - to
      authorize a declassified board of
      directors whereby each member of the
      board of directors of New Vicarious
      Surgical will be elected at each
      annual meetin
5E.   Advisory Organizational Documents       For       For          Management
      Proposal 5E (Exclusive Forum
      Provision) - to authorize adopting
      Delaware as the exclusive forum for
      certain stockholder litigation and to
      authorize adopting the federal
      district courts of the United States
      of America as t
5F.   Advisory Organizational Documents       For       For          Management
      Proposal 5F (Required Vote to Amend
      Charter) - to approve provisions
      providing that the affirmative vote of
      at least 662/3% of the voting power of
      all the then outstanding shares of
      capital stock entitled to vote generall
5G.   Advisory Organizational Documents       For       For          Management
      Proposal 5G (Removal of Directors) -
      to approve provisions permitting the
      removal of a director only for cause
      and only by the affirmative vote of
      the holders of at least 662/3% of the
      outstanding shares entitled to vote
5H.   Advisory Organizational Documents       For       For          Management
      Proposal 5H (Required Vote to Amend
      Bylaws) - to approve provisions
      providing that the affirmative vote of
      at least 662/3% of the voting power of
      all the then outstanding shares of
      capital stock entitled to vote at an
      ele
5I.   Advisory Organizational Documents       For       For          Management
      Proposal 5I (Special Meetings) - to
      approve provisions requiring that
      special meetings may be called only by
      the New Vicarious Surgical Board
      (except in the case of any holders of
      Preferred Stock if applicable)
      ("Advisory
5J.   Advisory Organizational Documents       For       For          Management
      Proposal 5J (Written Consent) - to
      approve provisions that prohibit
      stockholder action by written consent
      in lieu of a meeting. ("Advisory
      Organizational Documents Proposal 5J").
5K.   Advisory Organizational Documents       For       For          Management
      Proposal 5K (Corporate Opportunity) -
      to approve provisions providing that
      New Vicarious Surgical renounces a
      corporate opportunity that is
      presented to, or acquired, created or
      developed by, or which otherwise comes
      into
5L.   Advisory Organizational Documents       For       For          Management
      Proposal 5L (Additional Changes) - to
      provide for certain additional
      changes, including, among other
      things, (i) making New Vicarious
      Surgical's corporate existence
      perpetual and (ii) removing certain
      provisions related t
6.    The New Vicarious Surgical Equity       For       For          Management
      Incentive Plan Proposal - To consider
      and vote upon a proposal to approve by
      ordinary resolution the New Vicarious
      Surgical Equity Incentive Plan (the
      "New Vicarious Surgical Equity
      Incentive Plan Proposal").
7..1  DIRECTOR-Donald Tang                    For       For          Management
7..2  DIRECTOR-David Ho                       For       For          Management
7..3  DIRECTOR-Samir Kaul                     For       For          Management
7..4  DIRECTOR-Dror Berman                    For       For          Management
7..5  DIRECTOR-David Styka                    For       For          Management
7..6  DIRECTOR-Adam Sachs                     For       For          Management
7..7  DIRECTOR-Sammy Khalifa                  For       For          Management
7..8  DIRECTOR-Ric Fulop                      For       For          Management
7..9  DIRECTOR-Philip Liang                   For       For          Management
8.    The Shareholder Adjournment Proposal -  For       For          Management
      To consider and vote upon a proposal
      to approve by way of ordinary
      resolution the adjournment of the
      extraordinary general meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of pr


--------------------------------------------------------------------------------

DECARBONIZATION PLUS ACQ. CORP. III

Ticker:       DCRC           Security ID:  24279D105
Meeting Date: DEC 07, 2021   Meeting Type: Special
Record Date:  OCT 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal: To   For       For          Management
      consider and vote upon a proposal to
      (a) approve and adopt the Business
      Combination Agreement and Plan of
      Reorganization, dated as of June 15,
      2021 (as amended by the First
      Amendment to the Business Combination
      Agreem
2.    The Authorized Share Charter Proposal:  For       For          Management
      To consider and vote upon a proposal
      to increase the number of authorized
      shares of DCRC's capital stock, par
      value $0.0001 per share, from
      271,000,000 shares, consisting of (a)
      270,000,000 shares of common stock, in
3.    The Additional Charter Proposal: To     For       For          Management
      consider and vote upon a proposal to
      amend DCRC's amended and restated
      certificate of incorporation (the
      "Charter") to (i) eliminate provisions
      in the Charter relating to the
      Company's initial business combination
      that
4.    The Nasdaq Proposal: To consider and    For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with applicable
      listing rules of the Nasdaq Capital
      Market, (a) the issuance (or
      reservation for issuance in respect of
      certain options, restricted stock, and
5.    The 2021 Plan Proposal: To consider     For       For          Management
      and vote upon a proposal to approve
      and adopt the Solid Power, Inc. 2021
      Equity Incentive Plan and material
      terms thereunder (the "2021 Plan
      Proposal"). The 2021 Plan Proposal is
      conditioned on the approval of the
      Busin
6.    The ESPP Proposal: To consider and      For       For          Management
      vote upon a proposal to approve and
      adopt the Solid Power, Inc. 2021
      Employee Stock Purchase Plan and
      material terms thereunder (the "ESPP
      Proposal"). The ESPP Proposal is
      conditioned on the approval of the
      Business Comb
7..1  DIRECTOR-Douglas Campbell               For       For          Management
7..2  DIRECTOR-David B. Jansen                For       For          Management
7..3  DIRECTOR-Erik Anderson                  For       For          Management
7..4  DIRECTOR-Rainer Feurer                  For       For          Management
7..5  DIRECTOR-Steven H. Goldberg             For       For          Management
7..6  DIRECTOR-Robert M. Tichio               For       For          Management
7..7  DIRECTOR-John J. Stephens               For       For          Management
8.    The Adjournment Proposal: To consider   For       For          Management
      and vote upon a proposal to approve
      the adjournment of the special meeting
      to a later date or dates, if necessary
      or appropriate, to permit further
      solicitation and vote of proxies in
      the event that there are insuffic


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DECARBONIZATION PLUS ACQUISITION CORP II

Ticker:       DCRNU          Security ID:  242794204
Meeting Date: JAN 12, 2022   Meeting Type: Special
Record Date:  DEC 06, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      approve and adopt the Business
      Combination Agreement, dated as of May
      25, 2021 (as amended by the First
      Amendment to the Business Combination
      Agreement, dated July 27, 2021, the
      "Business Combination Agreement"), amo
2.    The NewCo Constitution Proposal - On a  For       For          Management
      nonbinding advisory basis, to approve
      the governance provisions contained in
      the constitution of NewCo that
      materially affect DCRN stockholder
      rights, presented separately in
      accordance with the U.S. Securities
      and E
3.    The Adjournment Proposal - To approve   For       For          Management
      the adjournment of the special meeting
      of DCRN stockholders to a later date
      or dates, if necessary or appropriate,
      to permit further solicitation and
      vote of proxies in the event that
      there are insufficient votes for,


--------------------------------------------------------------------------------

DFP HEALTHCARE ACQUISITIONS CORP.

Ticker:       DFPH           Security ID:  23343Q100
Meeting Date: NOV 12, 2021   Meeting Type: Special
Record Date:  SEP 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve the Agreement and Plan of
      Merger, dated as of June 28, 2021 (as
      it may be amended and/or restated from
      time to time, the "Merger Agreement"),
      by and among DFP, Orion Merge
2.    Stock Issuance Proposal - to consider   For       For          Management
      and vote upon a proposal to approve,
      assuming the Business Combination
      Proposal is approved and adopted, for
      purposes of complying with the
      applicable listing rules of Nasdaq
      (each, a "Nasdaq Listing Rule"), (i)
      the i
3.    The Charter Proposal - to consider and  For       For          Management
      vote upon a proposal to approve,
      assuming the Business Combination
      Proposal and the Stock Issuance
      Proposal are approved and adopted, a
      proposed third amended and restated
      certificate of incorporation (the
      "Proposed
4A.   Advisory Charter Proposal A - to        For       For          Management
      change the number of shares of
      authorized capital stock to
      510,000,000, consisting of 500,000,000
      shares of New TOI Common Stock, par
      value $0.0001 per share ("New TOI
      Common Stock") and 10,000,000 shares
      of preferred stoc
4B.   Advisory Charter Proposal B - to make   For       For          Management
      each member of New TOI's board of
      directors (the "New TOI Board")
      subject to election at each annual
      meeting of stockholders (or special
      meeting in lieu thereof), as opposed
      to DFP having three classes of
      directors, w
4C.   Advisory Charter Proposal C - to        For       For          Management
      change the stockholder vote required
      to amend certain provisions of the
      Proposed Charter ("Advisory Charter
      Proposal C").
4D.   Advisory Charter Proposal D - to        For       For          Management
      change the stockholder vote required
      to amend the amended and restated
      bylaws to be adopted by DFP
      immediately prior to the Closing
      ("Advisory Charter Proposal D").
4E.   Advisory Charter Proposal E - to        For       For          Management
      prohibit stockholders form acting by
      written consent by specifying that any
      action required or permitted to be
      taken by stockholders must be effected
      by a duly called annual or special
      meeting and may not be effected by wr
4F.   Advisory Charter Proposal F - to        For       For          Management
      renounce any interest or expectancy
      that New TOI has in, or right to be
      offered an opportunity to participate
      in, specified business opportunities
      that are from time to time presented
      to its nonemployee directors (includin
4G.   Advisory Charter Proposal G - to amend  For       For          Management
      the exclusive forum provision of the
      Current Charter to provide that, among
      other administrative or clarifying
      revisions, unless New TOI consents in
      writing to the selection of an
      alternative forum, to the fullest ex
4H.   Advisory Charter Proposal H - to        For       For          Management
      provide for certain additional
      changes, including, among others, (i)
      changing the post- business
      combination company's corporate name
      from "DFP Healthcare Acquisitions Corp.
      " to "The Oncology Institute, Inc."
      and making th
5.    The Incentive Plan Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve, assuming the Business
      Combination Proposal, Stock Issuance
      Proposal and Charter Proposal are
      approved and adopted, The Oncology
      Institute, Inc. 2021 Incentive Award
      Plan (the "
6.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve,
      assuming the Business Combination
      Proposal, the Stock Issuance Proposal,
      the Charter Proposal and the Incentive
      Plan Proposal are approved and
      adopted, The Oncology Institute, Inc.
      2021
7..1  DIRECTOR-Richard Barasch                For       For          Management
7..2  DIRECTOR-Brad Hively                    For       For          Management
7..3  DIRECTOR-Karen Johnson                  For       For          Management
7..4  DIRECTOR-Mohit Kaushal                  For       For          Management
7..5  DIRECTOR-Anne McGeorge                  For       For          Management
7..6  DIRECTOR-Maeve O'Meara                  For       For          Management
7..7  DIRECTOR-Ravi Sarin                     For       For          Management
8.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to adjourn
      the Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of the Special Meeting,


--------------------------------------------------------------------------------

DOMTAR CORPORATION

Ticker:       UFS            Security ID:  257559203
Meeting Date: JUL 29, 2021   Meeting Type: Special
Record Date:  JUN 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Approve the Agreement and Plan of       For       For          Management
      Merger, dated as of May 10, 2021, (as
      it may be further amended, modified or
      supplemented from time to time, the
      "merger agreement"), by and among
      Domtar Corporation ("Company"), Karta
      Halten B. V., ("Parent"), Pearl Merg
2.    Approve, by a non-binding advisory      For       For          Management
      vote, the compensation that may be
      paid or become payable to the
      Company's named executive officers
      that is based on or otherwise relates
      to the merger.
3.    Approve a proposal to adjourn the       For       For          Management
      special meeting to a later date or
      time if necessary or appropriate,
      including to solicit additional
      proxies in favor of the proposal to
      adopt the merger agreement if there
      are insufficient votes at the time of
      the specia


--------------------------------------------------------------------------------

DRAGONEER GROWTH OPPORTUNITIES CORP. II

Ticker:       DGNS           Security ID:  G28314105
Meeting Date: DEC 07, 2021   Meeting Type: Special
Record Date:  OCT 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal-      For       For          Management
      RESOLVED, as an ordinary resolution,
      that Dragoneer's entry into the
      Business Combination Agreement, dated
      as of July 23, 2021 by and among
      Dragoneer, Redwood Opportunity Merger
      Sub, Inc., a Delaware corporation
      ("Merger
2.    The Domestication Proposal-RESOLVED,    For       For          Management
      as a special resolution, that
      Dragoneer be transferred by way of
      continuation to Delaware pursuant to
      Part XII of the Companies Act of the
      Cayman Islands and Section 388 of the
      General Corporation Law of the State
      of D
3.    The Proposed Charter and Bylaws         For       For          Management
      Proposal-RESOLVED, as a special
      resolution, that the certificate of
      incorporation and bylaws of Dragoneer,
      copies of which are attached to the
      proxy statement/prospectus/consent
      solicitation as Annex C and Annex D,
      respecti
4A.   Advisory Governing Documents Proposal   For       For          Management
      A-RESOLVED, as an ordinary resolution,
      that the authorized share capital of
      Dragoneer be changed to (a) 1.5
      billion shares of common stock of New
      Cvent and (b) 1 million shares of
      preferred stock of New Cvent.
4B.   Advisory Governing Documents Proposal   For       For          Management
      B-RESOLVED, as an ordinary resolution,
      that the authorization to the New
      Cvent Board to issue any or all shares
      of New Cvent Preferred Stock in one or
      more classes or series, with such
      terms and conditions as may be e
4C.   Advisory Governing Documents Proposal   For       For          Management
      C-RESOLVED, as an ordinary resolution,
      that the provision that certain
      provisions of the certificate of
      incorporation of New Cvent are subject
      to the Investor Rights Agreement be
      approved.
4D.   Advisory Governing Documents Proposal   For       For          Management
      D-RESOLVED, as an ordinary resolution,
      that the removal of the ability of New
      Cvent stockholders to take action by
      written consent in lieu of a meeting
      be approved.
4E.   Advisory Governing Documents Proposal   For       For          Management
      E-RESOLVED, as an ordinary resolution,
      that the existing governing documents
      of Dragoneer be amended and restated
      in the forms attached to the proxy
      statement.
5.    The Nasdaq Proposal-RESOLVED, as an     For       For          Management
      ordinary resolution, that for the
      purposes of complying with the
      applicable provisions of Nasdaq Stock
      Exchange Listing Rule 5635, the
      issuance of the Forward Purchase
      Shares and the shares of New Cvent
      Common Stock be
6.    The Incentive Equity Plan Proposal-     For       For          Management
      RESOLVED, as an ordinary resolution,
      that the Cvent Holding Corp. 2021
      Omnibus Incentive Plan, a copy of
      which is attached to the proxy
      statement/prospectus/consent
      solicitation as Annex J, be adopted
      and approved.
7.    The ESPP Proposal- RESOLVED, as an      For       For          Management
      ordinary resolution, that the Cvent
      Holding Corp. Employee Stock Purchase
      Plan, a copy of which is attached to
      the proxy statement/prospectus/consent
      solicitation as Annex K, be adopted
      and approved.
8.    The Adjournment Proposal-RESOLVED, as   For       For          Management
      an ordinary resolution, that the
      adjournment of the extraordinary
      general meeting to a later date or
      dates, if necessary, be approved.


--------------------------------------------------------------------------------

DYNAMICS SPECIAL PURPOSE CORP.

Ticker:       DYNS           Security ID:  268010105
Meeting Date: JUN 07, 2022   Meeting Type: Special
Record Date:  MAY 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    The Business Combination Proposal. To   For       For          Management
      adopt a proposal to (a) adopt and
      approve the Business Combination
      Agreement (the "Business Combination
      Agreement"), dated as of December 19,
      2021, as amended from time to time,
      including as amended on February 12, 20
2)    The Charter Amendment Proposal. To      For       For          Management
      adopt a proposal to approve the
      amendment and restatement of DYNS's
      Amended and Restated Certificate of
      Incorporation ("Current Charter") and
      Bylaws currently in effect by the
      deletion in their entirety and the
      substitut
3a)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve the change of
      the corporate name of the Combined
      Company to "Senti Biosciences, Inc."
      on and from the time of the Business
      Combination.
3b)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve the increase in
      the authorized shares of common stock
      of the Combined Company to 500,000,000
      shares.
3c)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve the increase in
      the authorized shares of preferred
      stock that the Combined Company's
      board of directors could issue to
      10,000,000 shares.
3d)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve that certain
      named individuals be elected to serve
      as Class I, Class II and Class III
      directors and serve staggered terms on
      the board of directors of the Combined
      Company until  their respective succes
3e)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve certain
      amendments to provisions of the
      Proposed Charter will require the
      approval of the holders of at least
      75% of the Combined Company's
      then-outstanding shares of capital
      stock entitled to vote on s
3f)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve making the
      Combined Company's corporate existence
      perpetual instead of requiring DYNS to
      be dissolved and liquidated 24 months
      following the closing of its initial
      public offering, and to omit from the
3g)   The Advisory Charter Amendment          For       For          Management
      Proposals. To approve the removal the
      provisions that allow stockholders to
      act by written consent as opposed to
      holding a stockholders meeting.
4)    The Nasdaq Stock Issuance Proposal. To  For       For          Management
      adopt a proposal to approve, for
      purposes of complying with applicable
      listing rules of the Nasdaq Global
      Market, the issuance by DYNS of (a) up
      to 26,000,000 shares of Class A Common
      Stock in connection with the Bus
5)    The Incentive Plan Proposal. To adopt   For       For          Management
      a proposal to approve the Senti
      Biosciences, Inc. 2022 Equity
      Incentive Plan in the form attached to
      the proxy statement/prospectus in
      respect of the special meeting as
      Annex C, which will become effective
      as of and c
6)    The ESPP Proposal. To adopt a proposal  For       For          Management
      to approve the Senti Biosciences, Inc.
      2022 Employee Stock Purchase Plan in
      the form attached to the proxy
      statement/prospectus in respect of the
      special meeting as Annex D, which will
      become effective as of and cont
7)    The Adjournment Proposal. To adopt a    For       For          Management
      proposal to approve the adjournment of
      the special meeting to a later date or
      dates, if necessary or appropriate, in
      the judgment of the board of directors
      of DYNS or the officer presiding over
      the special meeting, for


--------------------------------------------------------------------------------

E.MERGE TECHNOLOGY ACQUISITION CORP

Ticker:       ETAC           Security ID:  26873Y104
Meeting Date: JUN 28, 2022   Meeting Type: Special
Record Date:  MAY 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension Amendment Proposal: Amend     For       For          Management
      the Company's second amended and
      restated certificate of incorporation
      to extend the date by which the
      Company has to consummate a Business
      Combination from August 4, 2022 to
      November 4, 2022 or such earlier date
      as det
2.    Adjournment Proposal: Adjourn the       For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1.


--------------------------------------------------------------------------------

EAST STONE ACQUISITION CORPORATION

Ticker:       ESSC           Security ID:  G2911D108
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  OCT 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    The Extension Amendment Proposal: To    For       For          Management
      amend the amended and restated
      Memorandum and Articles of Association
      of East Stone Acquisition Corporation
      ("East Stone") to extend the date by
      which East Stone has to consummate a
      business combination from November 2
2)    The Adjournment Proposal: To instruct   For       For          Management
      the chairman of the special meeting to
      adjourn the special meeting of East
      Stone shareholders to a later date or
      dates, if necessary, to permit further
      solicitation and vote of Proxies if,
      based upon the tabulated vot


--------------------------------------------------------------------------------

ECP ENVIRONMENTAL GROWTH OPPORTUNITIES

Ticker:       ENNV           Security ID:  26829T100
Meeting Date: FEB 02, 2022   Meeting Type: Special
Record Date:  JAN 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Agreement and Plan of
      Merger, dated as of July 18, 2021 and
      amended on December 26, 2021 (as it
      may be further amended, supplemented
      or otherwise modified from time to
2A.   The Charter Proposal - To authorize     For       For          Management
      the change in the authorized capital
      stock of ENNV from (i) 110,000,000
      shares of common stock, of which (A)
      100,000,000 shares were Class A common
      stock and (B) 10,000,000 shares were
      Class B common stock and (ii) 1,00
2B.   The Charter Proposal - To approve that  For       For          Management
      the Proposed Charter will require an
      affirmative vote of holders of at
      least two-thirds (66 and 2/3%) of the
      voting power of all of the then
      outstanding shares of voting stock of
      ENNV following the consummation of th
2C.   The Charter Proposal - To approve that  For       For          Management
      the Proposed Charter will provide that
      Fast Radius's shareholders may vote to
      remove directors with cause only by at
      least two- thirds (66 and 2/3%) of the
      voting power of all of the then
      outstanding shares of voting
2D.   The Charter Proposal - To authorize     For       For          Management
      all other changes in connection with
      the amendment of the Amended and
      Restated Certificate of Incorporation
      of ENNV, dated February 11, 2021 (the
      "Existing Charter") with the Proposed
      Charter in connection with the cons
3A.   Election of Director until the 2022     For       For          Management
      annual meeting of stockholders: Tyler
      Reeder (as Class I Director Nominee)
3B.   Election of Director until the 2022     For       For          Management
      annual meeting of stockholders: Nick
      Solaro (as Class I Director Nominee)
3C.   Election of Director until the 2023     For       For          Management
      annual meeting of stockholders:
      Matthew Maloney (as Class II Director
      Nominee)
3D.   Election of Director until the 2023     For       For          Management
      annual meeting of stockholders: Betsy
      Ziegler (as Class II Director Nominee)
3E.   Election of Director until the 2024     For       For          Management
      annual meeting of stockholders: Lou
      Rassey (as Class III Director Nominee)
3F.   Election of Director until the 2024     For       For          Management
      annual meeting of stockholders:
      Matthew Flanigan (as Class III
      Director Nominee)
3G.   Election of Director until the 2024     For       For          Management
      annual meeting of stockholders: Steven
      Koch (as Class III Director Nominee)
4.    The NASDAQ Proposal - To consider and   For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with applicable
      listing rules of NASDAQ: (i) the
      issuance of shares of Class A common
      stock, par value $0.0001 per share, of
      ENNV ("ENNV Class A common stock"
5.    The Incentive Plan Proposal - To        For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Fast Radius, Inc.
       2022 Equity Incentive Plan, in the
      form attached to the accompanying
      proxy statement/prospectus as Annex H
      (the "Incentive Plan Proposal").
6.    The Employee Stock Purchase Plan        For       For          Management
      Proposal - To consider and vote upon a
      proposal to approve and adopt the Fast
      Radius, Inc. 2022 Employee Stock
      Purchase Plan, in the form attached to
      the accompanying proxy
      statement/prospectus as Annex I (the
      "Employee St
7.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for


--------------------------------------------------------------------------------

EDTECHX HOLDINGS ACQUISITION CORP. II

Ticker:       EDTX           Security ID:  28139A102
Meeting Date: JUN 02, 2022   Meeting Type: Special
Record Date:  APR 26, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension Amendment Proposal: Amend     For       For          Management
      the Company's amended and restated
      certificate of incorporation to extend
      the date that the Company has to
      consummate a business combination to
      December 15, 2022.
2.    Adjournment Proposal: Approve the       For       For          Management
      adjournment of the special meeting to
      a later date or dates, if the Company
      determines that additional time is
      necessary to effectuate the Extension.


--------------------------------------------------------------------------------

EMPOWER LTD.

Ticker:       EMPW           Security ID:  G3R39W102
Meeting Date: JUL 14, 2021   Meeting Type: Special
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal -         For       For          Management
      Proposal to adopt the Merger
      Agreement, dated as of March 11, 2021
      (as it may be amended from time to
      time, the "Merger Agreement") by and
      among Empower, Empower Merger Sub I,
      Inc., a Delaware corporation and
      subsidiary of
2.    Redomestication Proposal - Proposal to  For       For          Management
      approve by special resolution the
      change of the Company's jurisdiction
      of incorporation by continuing and
      deregistering as an exempted company
      in the Cayman Islands and continuing
      and domesticating as a corporation i
3A.   Authorized Shares - Proposal to amend   For       For          Management
      the Cayman Constitutional Documents to
      authorize 555,000,000 shares,
      consisting of 550,000,000 shares of
      Domestication Common Stock and
      5,000,000 shares of New Holley
      preferred stock.
3B.   Exclusive Forum Provision - Proposal    For       For          Management
      to amend the Cayman Constitutional
      Documents to adopt Delaware as the
      exclusive forum.
3C.   Takeovers by Interested Stockholders -  For       For          Management
      Proposal to amend the Cayman
      Constitutional Documents to allow New
      Holley to elect not to be governed by
      Section 203 of the DGCL relating to
      takeovers by interested stockholders
      and, instead, be governed by a provisi
3D.   Adoption of Supermajority Vote          For       For          Management
      Requirement to Amend the Proposed
      Organizational Documents - Proposal to
      amend the Cayman Constitutional
      Documents to require the affirmative
      vote of at least (i) 66 2/3% to adopt,
      amend or repeal Article VI of the
      Proposed
3E.   Removal of Directors - Proposal to      For       For          Management
      amend the Cayman Constitutional
      Documents to permit the removal of a
      director only for cause and only by
      the affirmative vote of the holders of
      at least a majority of the outstanding
      shares entitled to vote at an electio
3F.   Action by Written Consent of            For       For          Management
      Stockholders - Proposal to amend the
      Cayman Constitutional Documents to
      require stockholders to take action at
      an annual or special meeting and
      prohibit stockholder action by written
      consent in lieu of a meeting.
3G.   Corporate Opportunities - Proposal to   For       For          Management
      amend the Cayman Constitutional
      Documents to explicitly waive any
      expectation of corporate opportunities
      with respect to New Holley's non-
      employee directors.
3H.   Other Changes In Connection With        For       For          Management
      Adoption of the Proposed
      Organizational Documents - Proposal to
      amend the Cayman Constitutional
      Documents to authorize (1) changing
      the corporate name from "Empower Ltd."
      to "Holley Inc.", (2) making New
      Holley's corporate
4.    Binding Charter Proposals - Proposal    For       For          Management
      to adopt by special resolution the
      Proposed Charter in the form attached
      to the Proxy Statement as Annex C. The
      Binding Charter Proposal is
      conditioned on the approval of each of
      the Business Combination Proposal, the
5.    Director Election Proposal - Proposal   For       For          Management
      to elect seven (7) directors who upon
      consummation of the Business
      Combination will be directors of New
      Holley. The Director Election Proposal
      is conditioned on the approval of each
      of the Business Combination Proposa
6.    The NYSE Proposal - Proposal to         For       For          Management
      approve, for purposes of complying
      with applicable NYSE listing rules,
      the issuance of more than 20% of
      Empower Class A Shares and Empower
      Class B Shares pursuant to the
      Business Combination. The NYSE
      Proposal is conditione
7.    Incentive Plan Proposal - Proposal to   For       For          Management
      approve the Holley Inc. 2021 Stock
      Incentive Plan (the "Incentive Plan"),
      in the form attached to the Proxy
      Statement as Annex I, including the
      authorization of the initial share
      reserve under the Incentive Plan. The
8.    Adjournment Proposal - Proposal to      For       For          Management
      adjourn the Extraordinary Meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies if there are insufficient
      votes for, or otherwise in connection
      with, the approval of the Busin


--------------------------------------------------------------------------------

ENVIRONMENTAL IMPACT ACQUISITION CORP

Ticker:       ENVI           Security ID:  29408N106
Meeting Date: FEB 01, 2022   Meeting Type: Special
Record Date:  DEC 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Business
      Combination Agreement, dated as of
      August 9, 2021 (the "Merger
      Agreement"), by and among
      Environmental Impact Acquisition Corp.
      ("ENVI"), Honey Bee
2.    The Public Benefit Corporation          For       For          Management
      Proposal - to consider and vote upon a
      proposal to approve the conversion of
      ENVI into a Delaware public benefit
      corporation, effective at the the time
      that the Merger becomes effective (the
      "Effective Time"), by adopting th
3.    The Charter Amendment Proposal - to     For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Proposed Charter
      to be in effect following the Business
      Combination, which, if approved, would
      take effect at the Effective Time.
4A.   to change the authorized capital stock  For       For          Management
      of ENVI from (a) 100,000,000 shares of
      ENVI Class A Common Stock, 20,000,000
      shares of ENVI Class B Common Stock
      and 1,000,000 shares of undesignated
      preferred stock of ENVI to (b)
      500,000,000 shares of New GreenLigh
4B.   to provide that, in addition to any     For       For          Management
      vote required by applicable law or the
      certificate of inc. or bylaws of New
      GreenLight, the affirmative vote of
      holders of at least seventy-five
      percent (75%) of voting power of the
      then-outstanding shares of capital st
4C.   to provide that provisions of Proposed  For       For          Management
      Bylaws may be adopted, amended,
      altered or repealed either (x) by
      approval of majority of New GreenLight
      Board or (y) the affirmative vote of
      holders of at least seventy-five
      percent (75%) of voting power of then-
      ou
5.    The Nasdaq Proposal - to consider and   For       For          Management
      vote upon a proposal to approve for
      purposes of complying with the
      applicable provisions of Nasdaq Stock
      Market Listing Rule 5635, to approve
      the issuance of shares of New
      GreenLight Common Stock in connection
      with th
6.    The Incentive Award Plan Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt the New Greenlight
      2022 Equity and Incentive Plan, a copy
      of which is attached to the proxy
      statement/prospectus as Annex H.
7.    The Employee Stock Purchase Plan        For       For          Management
      Proposal - to consider and vote upon a
      proposal to approve and adopt the New
      GreenLight 2022 Employee Stock
      Purchase Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex I.
8..1  DIRECTOR-Eric O'Brien                   For       For          Management
8..2  DIRECTOR-Jennifer E. Pardi              For       For          Management
8..3  DIRECTOR-Matthew Walker                 For       For          Management
8..4  DIRECTOR-Martha Schlicher               For       For          Management
8..5  DIRECTOR-Andrey Zarur                   For       For          Management
8..6  DIRECTOR-Charles Cooney                 For       For          Management
8..7  DIRECTOR-Ganesh Kishore                 For       For          Management
9.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve
      adjournment of Special Meeting to a
      later date or dates (A) to extent
      necessary to ensure that any required
      supplement or amendment to proxy
      statement/prospectus is provided to ENV


--------------------------------------------------------------------------------

FIRST HORIZON CORPORATION

Ticker:       FHN            Security ID:  320517105
Meeting Date: MAY 31, 2022   Meeting Type: Special
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Proposal to approve the Agreement and   For       For          Management
      Plan of Merger, dated as of February
      27, 2022, as it may be amended from
      time to time in accordance with its
      terms, by and among First Horizon
      Corporation, The Toronto-Dominion
      Bank, TD Bank US Holding Company and
      Fal
2.    Proposal to approve, on an advisory     For       For          Management
      (non- binding) basis, the
      merger-related compensation payments
      that will or may be paid by First
      Horizon to its named executive
      officers in connection with the
      transactions contemplated by the
      merger agreement (the "Fir
3.    Proposal to approve the adjournment of  For       For          Management
      the First Horizon special meeting, to
      solicit additional proxies (i) if
      there are not sufficient votes at the
      time of the First Horizon special
      meeting to approve the First Horizon
      merger proposal or (ii) if adjournm


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FIRSTMARK HORIZON ACQUISITION CORP.

Ticker:       FMACU          Security ID:  33765Y200
Meeting Date: MAR 16, 2022   Meeting Type: Special
Record Date:  FEB 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Agreement and Plan of
      Merger,dated as of October 6, 2021 (as
      amended from time to time, the "Merger
      Agreement"), by and among FirstMark,
      Sirius Merger Sub Inc., a Dela
2.    The Organizational Documents Proposal   For       For          Management
      - To approve and adopt the proposed
      new certificate of incorporation (the
      "Proposed Charter") and bylaws (the
      "Proposed Bylaws" and, together with
      the Proposed Charter, the "Proposed
      Organizational Documents") of New
3A.   The Advisory Organizational Document    For       For          Management
      Proposal - Approve and adopt a
      provision of the Proposed Charter
      providing that the name of New Starry
      will be "Starry Group Holdings,Inc."
3B.   The Advisory Organizational Document    For       For          Management
      Proposal - Change the corporate
      purpose to one more appropriate for a
      public operating company.
3C.   The Advisory Organizational Document    For       For          Management
      Proposal - Set the number of
      authorized shares of Class A common
      stock of New Starry, par value $0.0001
      per share ("New Starry Class A Common
      Stock"), to 800,000,000, the number of
      authorized shares of Class X common s
3D.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that holders of New
      Starry Class A Common Stock will be
      entitled to one vote per share of New
      Starry Class A Common Stock and
      holders of New Starry Class X Common
      Stock will (i) prior to the Sunset D
3E.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that directors may
      be removed with or without cause under
      varying circumstances.
3F.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that certain
      transactions are not "corporate
      opportunities" and that the Identified
      Persons (as defined in the Proposed
      Charter) are not subject to the
      doctrine of corporate opportunity and
      such Iden
3G.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that New Starry
      will not be governed by Section 203 of
      the DGCL and, instead, include a
      provision in the Proposed Charter that
      is substantially similar to Section
      203 of the DGCL, and acknowledge tha
3H.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that until the
      Sunset Date, any action required or
      permitted to be taken by the
      stockholders of New Starry may be
      effected at a duly called annual or
      special meeting of stockholders or,
      except as oth
3I.   The Advisory Organizational Document    For       For          Management
      Proposal - Increase the required
      voting thresholds for approving any
      amendments to the Proposed Bylaws to
      662/3%.
3J.   The Advisory Organizational Document    For       For          Management
      Proposal - Increase the required
      voting thresholds for approving
      certain amendments to the Proposed
      Charter to 662/3%.
3K.   The Advisory Organizational Document    For       For          Management
      Proposal - Eliminate various
      provisions applicable only to blank
      check companies.
4.    The Exchange Proposal - To consider     For       For          Management
      and vote upon a proposal to approve,
      for the purposes of complying with the
      applicable listing rules of the New
      York Stock Exchange, the issuance of
      (i) shares of New Starry Class A
      Common Stock and New Starry Class X C
5.    The Equity Incentive Plan Proposal -    For       For          Management
      To approve on a non-binding advisory
      basis the Equity Incentive Plan, a
      copy of which is attached to the proxy
      statement/prospectus as Annex J (the
      "Equity Incentive Plan Proposal").
6.    The ESPP Proposal - To approve on a     For       For          Management
      non- binding advisory basis the ESPP,
      a copy of which is attached to the
      proxy statement/prospectus as Annex K
      (the "ESPP Proposal").
7.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of t


--------------------------------------------------------------------------------

FIRSTMARK HORIZON ACQUISITION CORP.

Ticker:       FMAC           Security ID:  33765Y101
Meeting Date: MAR 16, 2022   Meeting Type: Special
Record Date:  FEB 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Agreement and Plan of
      Merger,dated as of October 6, 2021 (as
      amended from time to time, the "Merger
      Agreement"), by and among FirstMark,
      Sirius Merger Sub Inc., a Dela
2.    The Organizational Documents Proposal   For       For          Management
      - To approve and adopt the proposed
      new certificate of incorporation (the
      "Proposed Charter") and bylaws (the
      "Proposed Bylaws" and, together with
      the Proposed Charter, the "Proposed
      Organizational Documents") of New
3A.   The Advisory Organizational Document    For       For          Management
      Proposal - Approve and adopt a
      provision of the Proposed Charter
      providing that the name of New Starry
      will be "Starry Group Holdings,Inc."
3B.   The Advisory Organizational Document    For       For          Management
      Proposal - Change the corporate
      purpose to one more appropriate for a
      public operating company.
3C.   The Advisory Organizational Document    For       For          Management
      Proposal - Set the number of
      authorized shares of Class A common
      stock of New Starry, par value $0.0001
      per share ("New Starry Class A Common
      Stock"), to 800,000,000, the number of
      authorized shares of Class X common s
3D.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that holders of New
      Starry Class A Common Stock will be
      entitled to one vote per share of New
      Starry Class A Common Stock and
      holders of New Starry Class X Common
      Stock will (i) prior to the Sunset D
3E.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that directors may
      be removed with or without cause under
      varying circumstances.
3F.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that certain
      transactions are not "corporate
      opportunities" and that the Identified
      Persons (as defined in the Proposed
      Charter) are not subject to the
      doctrine of corporate opportunity and
      such Iden
3G.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that New Starry
      will not be governed by Section 203 of
      the DGCL and, instead, include a
      provision in the Proposed Charter that
      is substantially similar to Section
      203 of the DGCL, and acknowledge tha
3H.   The Advisory Organizational Document    For       For          Management
      Proposal - Provide that until the
      Sunset Date, any action required or
      permitted to be taken by the
      stockholders of New Starry may be
      effected at a duly called annual or
      special meeting of stockholders or,
      except as oth
3I.   The Advisory Organizational Document    For       For          Management
      Proposal - Increase the required
      voting thresholds for approving any
      amendments to the Proposed Bylaws to
      662/3%.
3J.   The Advisory Organizational Document    For       For          Management
      Proposal - Increase the required
      voting thresholds for approving
      certain amendments to the Proposed
      Charter to 662/3%.
3K.   The Advisory Organizational Document    For       For          Management
      Proposal - Eliminate various
      provisions applicable only to blank
      check companies.
4.    The Exchange Proposal - To consider     For       For          Management
      and vote upon a proposal to approve,
      for the purposes of complying with the
      applicable listing rules of the New
      York Stock Exchange, the issuance of
      (i) shares of New Starry Class A
      Common Stock and New Starry Class X C
5.    The Equity Incentive Plan Proposal -    For       For          Management
      To approve on a non-binding advisory
      basis the Equity Incentive Plan, a
      copy of which is attached to the proxy
      statement/prospectus as Annex J (the
      "Equity Incentive Plan Proposal").
6.    The ESPP Proposal - To approve on a     For       For          Management
      non- binding advisory basis the ESPP,
      a copy of which is attached to the
      proxy statement/prospectus as Annex K
      (the "ESPP Proposal").
7.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of t


--------------------------------------------------------------------------------

FIVE9, INC.

Ticker:       FIVN           Security ID:  338307101
Meeting Date: SEP 30, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    A proposal to adopt the Agreement and   For       Against      Management
      Plan of Merger, dated as of July 16,
      2021 (as it may be amended from time
      to time, the "merger agreement"),
      among Zoom Video Communications, Inc.,
      Summer Merger Sub, Inc. and Five9, Inc.
      ("Five9"), and approve the tra
2.    A proposal to approve, by a             For       For          Management
      non-binding advisory vote, certain
      compensation that may be paid or
      become payable to Five9's named
      executive officers that is based on or
      otherwise relates to the merger
      proposal contemplated by the merger
      agreement.
3.    A proposal to approve the adjournment   For       For          Management
      of the meeting to a later date or
      dates, if necessary or appropriate, to
      solicit additional proxies in the
      event there are not sufficient votes
      at the time of the meeting to approve
      the merger proposal.


--------------------------------------------------------------------------------

FIVE9, INC.

Ticker:       FIVN           Security ID:  338307101
Meeting Date: MAY 18, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Jack Acosta                    For       For          Management
1..2  DIRECTOR-Rowan Trollope                 For       For          Management
1..3  DIRECTOR-David Welsh                    For       For          Management
2.    To approve, on a non-binding advisory   For       For          Management
      basis, the compensation of the named
      executive officers as disclosed in the
      proxy statement.
3.    Ratification of the appointment of      For       For          Management
      KPMG LLP as the independent registered
      public accounting firm for the Company
      for the fiscal year ending December
      31, 2022.


--------------------------------------------------------------------------------

FLAGSTAR BANCORP, INC.

Ticker:       FBC            Security ID:  337930705
Meeting Date: MAY 24, 2022   Meeting Type: Annual
Record Date:  APR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Alessandro P.     For       For          Management
      DiNello
1b.   Election of Director: Jay J. Hansen     For       For          Management
1c.   Election of Director: Toan Huynh        For       For          Management
1d.   Election of Director: Lori Jordan       For       For          Management
1e.   Election of Director: John D. Lewis     For       For          Management
1f.   Election of Director: Bruce E. Nyberg   For       For          Management
1g.   Election of Director: James A. Ovenden  For       For          Management
1h.   Election of Director: Peter Schoels     For       For          Management
1i.   Election of Director: David L.          For       For          Management
      Treadwell
1j.   Election of Director: Jennifer R. Whip  For       For          Management
2.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for the year
      ending December 31, 2022.
3.    To adopt an advisory (non-binding)      For       For          Management
      resolution to approve named executive
      officer compensation.


--------------------------------------------------------------------------------

FORESIGHT ACQUISITION CORP.

Ticker:       FORE           Security ID:  34552Y106
Meeting Date: DEC 03, 2021   Meeting Type: Special
Record Date:  OCT 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combinations Proposal -    For       For          Management
      To approve and adopt the Agreement and
      Plan of Merger, dated as of May 25,
      2021 (as it may be amended or restated
      from time to time, the "Merger
      Agreement), by and among Foresight, P3
      Health Group Holdings, LLC ("P3")
2.    The Charter Amendment Proposal - To     For       For          Management
      approve and adopt the proposed second
      amended and restated certificate of
      incorporation of Foresight attached as
      Annex C to the proxy statement (the
      "Proposed Charter").
3.    The Bylaw Amendment Proposal - To       For       For          Management
      approve amendments to Foresight's
      bylaws, in the form of the amended and
      restated bylaws attached as Annex D to
      the proxy statement (the "Proposed
      Bylaws").
4A.   Advisory Governance Proposal 4A - to    For       For          Management
      increase the number of authorized
      shares of Class A Common Stock from
      200,000,000 to 800,000,000 and
      increase the number of authorized
      shares of preferred stock from
      1,000,000 to 10,000,000.
4B.   Advisory Governance Proposal 4B - to    For       For          Management
      create a new class of capital stock,
      Class V Common Stock, which will carry
      certain voting rights but no economic
      rights, and set the number of
      authorized shares of Class V Common
      Stock to 205,000,000.
4C.   Advisory Governance Proposal 4C - to    For       For          Management
      provide that the post- combination
      company renounces all interest and
      expectancy that the post-combination
      company would be entitled to have in,
      and all rights to be offered an
      opportunity to participate in, any
      busine
4D.   Advisory Governance Proposal 4D - to    For       For          Management
      provide for certain additional
      changes, including, among other
      things, (i) changing the corporate
      name from "Foresight Acquisition Corp.
      " to "P3 Health Partners Inc.", (ii)
      making the post-combination company's
      corpora
4E.   Advisory Governance Proposal 4E - to    For       For          Management
      modify the forum selection provision
      to designate the U.S. federal district
      courts as the exclusive forum for
      claims arising under the Securities
      Act and provide that the forum
      selection provision will not apply to
      cla
4F.   Advisory Governance Proposal 4F - to    For       For          Management
      update the advance notice requirements
      for stockholder proposals and
      nominations to require enhanced
      disclosure about both the proposing
      stockholder and the nominee, including
      director questionnaires, disclosures
      of vo
4G.   Advisory Governance Proposal 4G - to    For       For          Management
      provide that special meetings of
      stockholders may be called by the
      Chairman of the post-combination
      company board or a majority of the
      whole board.
4H.   Advisory Governance Proposal 4H - to    For       For          Management
      change the required vote for
      stockholder approval in order to
      alter, amend or repeal the bylaws from
      the affirmative vote of a majority of
      the voting power of all outstanding
      shares of capital stock of the post-
      combin
5.    Nasdaq Proposal - To approve, in        For       For          Management
      connection with the Business
      Combinations, for purposes of
      complying with applicable listing
      rules of The Nasdaq Capital Market:
      the issuance of (i) shares of Class A
      Common Stock to the blocker sellers in
      the transactions
6.    2021 Plan Proposal - To approve the P3  For       For          Management
      Health Partners Inc. 2021 Incentive
      Award Plan.
7.    Stockholder Adjournment Proposal - To   For       For          Management
      approve the adjournment of the special
      meeting of stockholders to a later
      date or dates, if necessary or
      appropriate, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes f


--------------------------------------------------------------------------------

FUSION ACQUISITION CORP.

Ticker:       FUSE           Security ID:  36118H105
Meeting Date: SEP 21, 2021   Meeting Type: Special
Record Date:  SEP 02, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve the agreement and plan of
      merger, dated as of February 11, 2021
      (as may be amended and/or restated
      from time to time, the "Merger
      Agreement"), by and among Fusion
      Acquisit
2A.   The Charter Proposal - A proposal to    For       For          Management
      approve and adopt, assuming the
      Business Combination Proposal is
      approved and adopted, the A&R Charter,
      which, if approved, would take effect
      upon the Closing (we refer to this
      proposal as "Charter Proposal A").
2B.   The Charter Proposal - A proposal to    For       For          Management
      approve and adopt, assuming the
      Business Combination Proposal and
      Charter Proposal A are approved and
      adopted, an amendment to the A&R
      Charter to increase the number of
      authorized shares of Class A common
      stock, par va
3A.   Advisory Charter Proposal 3a - to       For       For          Management
      provide that New MoneyLion will have
      authorized capital stock of
      2,200,000,000 shares, consisting of
      2,000,000,000 shares of Class A common
      stock, par value $0.0001 per share
      (the "New MoneyLion Class A common
      stock") and
3B.   Advisory Charter Proposal 3b - to       For       For          Management
      provide that directors of New
      MoneyLion may be removed from office
      only for cause and only with the
      affirmative vote of the holders of at
      least 66 2/3% of the voting power of
      the outstanding shares of stock of New
      MoneyLi
3C.   Advisory Charter Proposal 3c - to       For       For          Management
      change the stockholder vote required
      to amend certain provisions of the
      Proposed Charter.
3D.   Advisory Charter Proposal 3d - to       For       For          Management
      change the stockholder vote required
      to amend the amended and restated
      bylaws of New MoneyLion (the "Proposed
      Bylaws").
3E.   Advisory Charter Proposal 3e - to       For       For          Management
      prohibit stockholders from acting by
      written consent by specifying that any
      action required or permitted to be
      taken by stockholders must be effected
      by a duly called annual or special
      meeting and may not be effected by w
3F.   Advisory Charter Proposal 3f - to       For       For          Management
      provide for certain additional
      changes, including, among other
      things, (i) changing the post-
      business combination company's
      corporate name from "Fusion
      Acquisition Corp." to "MoneyLion Inc."
      and making the company's corp
4.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve, assuming the Business
      Combination Proposal and the Charter
      Proposals are approved and adopted,
      for the purposes of complying with the
      applicable listing rules of the NYSE,
      the
5.    The Incentive Plan Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve, assuming the Business
      Combination Proposal, the Charter
      Proposals and the Stock Issuance
      Proposal are approved and adopted, the
      MoneyLion Inc. Incentive Plan (the
      "Incentive Pl
6.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve,
      assuming the Business Combination
      Proposal, the Charter Proposals, the
      Stock Issuance Proposal and the
      Incentive Plan Proposal are approved
      and adopted, the MoneyLion Inc.
      Employee Stock
7.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of t


--------------------------------------------------------------------------------

GIGCAPITAL4, INC.

Ticker:       GIG            Security ID:  37518G101
Meeting Date: DEC 03, 2021   Meeting Type: Special
Record Date:  OCT 05, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger dated June 4, 2021, as
      amended on August 6, 2021, and as it
      may be further amended from time to
      time, the ("Merger Agreement") by and
      among the Company, GigCapital4 Merger
      Sub Corporation, a Delaware c
2.    To approve, for purposes of complying   For       For          Management
      with applicable Nasdaq listing rules,
      the issuance of more than 20% of the
      Company's outstanding GigCapital4
      Common Stock in connection with the
      Business Combination and the
      Convertible Note Subscription
      Agreements, i
3.    To consider and vote upon a proposal    For       For          Management
      to amend the Company's current amended
      and restated certificate of
      incorporation (the "Charter") to
      provide for the classification of our
      board of directors (our "Board") into
      three classes of directors with
      staggered
4.    To consider and vote upon a proposal    For       For          Management
      to amend the Company's Charter to
      provide for certain additional
      changes, including but not limited to
      changing the Company's name from
      "GigCapital4, Inc." to "BigBear.ai
      Holdings, Inc." and eliminating
      certain provisi
5A.   To approve the BigBear.ai Holdings,     For       For          Management
      Inc. 2021 Long-Term Incentive Plan
      (the "2021 Plan"), including the
      authorization of the initial share
      reserve under the 2021 Plan.
5B.   To approve the BigBear.ai Holdings,     For       For          Management
      Inc. 2021 Employee Stock Purchase Plan
      (the "2021 ESPP"), including the
      authorization of the initial share
      reserve under the 2021 ESPP.
6.    To elect, effective at Closing, eleven  For       For          Management
      directors to serve staggered terms on
      our board of directors until the 2022,
      2023 and 2024 annual meetings of
      stockholders, respectively, and until
      their respective successors are duly
      elected and qualified.
7.    To approve, if necessary the            For       For          Management
      adjournment of the Special Meeting to
      a later date or dates to permit
      further solicitation and votes of
      proxies in the event there are
      insufficient votes for, or otherwise
      in connection with, the approval of
      the Business Combi


--------------------------------------------------------------------------------

GORES HOLDINGS V, INC.

Ticker:       GRSV           Security ID:  382864106
Meeting Date: AUG 03, 2021   Meeting Type: Special
Record Date:  JUN 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Merger Proposal - To consider and vote  For       For          Management
      upon a proposal to adopt the Business
      Combination Agreement, dated as of
      February 22, 2021 (as amended as of
      March 5, 2021, and as may be amended
      from time to time, the "Business
      Combination Agreement"), by and among
2A.   Change in Authorized Shares - To        For       For          Management
      approve Section 6 of AMPSA's articles
      of association and the authorized one
      hundred billion (100,000,000,000)
      shares of AMPSA, each with a par value
      of one Euro cent (EUR 0.01), that will
      be authorized thereunder ("AMPSA S
2B.   Compulsory Share Transfer - To approve  For       For          Management
      Section 13 of AMPSA's articles of
      association and the right of a
      shareholder that owns 75% or more of
      AMPSA Shares to acquire (without the
      approval of AMPSA's board of directors
      or any additional shareholders) the re
3.    Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to allow the
      chairman of the Special Meeting to
      adjourn the Special Meeting to a later
      date or dates, if necessary, (A) to
      ensure that any supplement or
      amendment to the proxy
      statement/prospectu


--------------------------------------------------------------------------------

GS ACQUISITION HOLDINGS CORP II

Ticker:       GSAH           Security ID:  36258Q105
Meeting Date: OCT 19, 2021   Meeting Type: Special
Record Date:  SEP 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Approval of the Business Combination -  For       For          Management
      To consider and vote upon a proposal
      to approve and adopt the Business
      Combination Agreement, dated as of
      June 17, 2021 (as it may be further
      amended from time to time, the
      "Business Combination Agreement"), by
      and a
2.    The NYSE Proposal - To consider and     For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with applicable
      listing rules of the New York Stock
      Exchange (the "NYSE"), (a) the
      issuance of more than 20% of the
      Company's outstanding Class A common
      stock i
3.    The Charter Proposal - To consider and  For       For          Management
      vote upon a proposal to adopt the
      Second Amended and Restated
      Certificate of Incorporation in the
      form attached to the accompanying
      proxy statement/prospectus as Annex B
      (the "New Mirion Charter"), which, if
      approved
4A.   To approve an increase in the total     For       For          Management
      number of authorized shares of the
      Company's capital stock from
      555,000,000 shares to 2,200,000,000
      shares, which would consist of
      increasing the number of authorized
      shares of: (i) the GSAH Class A common
      stock from 50
4B.   To provide that the affirmative vote    For       For          Management
      of holders of not less than 66 2/3% of
      the total voting power of all
      outstanding securities of the Company
      generally entitled to vote in the
      election of directors, voting together
      as a single class will be required to
4C.   To provide that certain potential       For       For          Management
      transactions are not "corporate
      opportunities" and that any member of
      the Board, who is not an employee of
      the Company or its subsidiaries, or
      any employee or agent of such member,
      other than someone who is an employee
      of
5..1  DIRECTOR-Thomas D. Logan                For       For          Management
5..2  DIRECTOR-Lawrence D. Kingsley           For       For          Management
5..3  DIRECTOR-Jyothsna (Jo) Natauri          For       For          Management
5..4  DIRECTOR-Christopher Warren             For       For          Management
5..5  DIRECTOR-Steven Etzel                   For       For          Management
5..6  DIRECTOR-Kenneth C. Bockhorst           For       For          Management
5..7  DIRECTOR-Robert A. Cascella             For       For          Management
5..8  DIRECTOR-John W. Kuo                    For       For          Management
5..9  DIRECTOR-Jody A. Markopoulos            For       For          Management
6.    The Incentive Plan Proposal - To        For       For          Management
      consider and vote upon a proposal to
      approve the Mirion Technologies, Inc.
      Omnibus Incentive Plan, including the
      authorization of the initial share
      reserve under the Incentive Plan.
7.    The Class A Common Stock Proposal - To  For       For          Management
      consider and vote upon a proposal to
      increase the total number of
      authorized shares of GSAH Class A
      common stock from 500,000,000 to
      2,000,000,000.
8.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for


--------------------------------------------------------------------------------

HAYMAKER ACQUISITION CORP. III

Ticker:       HYAC           Security ID:  42087R108
Meeting Date: MAY 24, 2022   Meeting Type: Special
Record Date:  APR 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal - To      For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Business
      Combination Agreement, dated as of
      December 13, 2021 (a copy of which is
      attached to the accompanying proxy
      statement as Annex A) (as amended, the
      "Busi
2.    Nasdaq Proposal - To consider and vote  For       For          Management
      upon a proposal to approve, for
      purposes of complying with applicable
      Nasdaq listing rules, the issuance of
      more than 20% of the Company's issued
      and outstanding common stock (i)
      pursuant to the terms of the Business
3.    Charter Proposal - To consider and      For       For          Management
      vote upon a proposal to approve the
      Company's proposed second amended and
      restated certificate of incorporation,
      substantially in the form attached to
      the accompanying proxy statement as
      Annex C, in connection with the b
4.    Net Tangible Assets Proposal - To       For       For          Management
      consider and vote upon a proposal to
      approve certain provisions contained
      in the Company's second amended and
      restated certificate of incorporation,
      which will remove requirements
      contained in the
5a.   Advisory Charter Proposal A - to elect  For       For          Management
      not to be governed by Section 203 of
      the DGCL.
5b.   Advisory Charter Proposal B - to        For       For          Management
      change the name of the new public
      entity to "biote Corp." from "Haymaker
      Acquisition Corp. III".
5c.   Advisory Charter Proposal C - to, upon  For       For          Management
      completion of the business
      combination, increase the authorized
      capital stock from 221,000,000 shares,
      consisting of 200,000,000 shares of
      Class A common stock, 20,000,000
      shares of Class B common stock and
      1,000,000
6.    Incentive Plan Proposal - To consider   For       For          Management
      and vote upon a proposal to approve
      the biote Corp. 2022 Equity Incentive
      Plan (the "Incentive Plan"),
      substantially in the form attached to
      the accompanying proxy statement as
      Annex E, including the authorization of
7.    ESPP Proposal - To consider and vote    For       For          Management
      upon a proposal to approve the biote
      Corp. 2022 Employee Stock Purchase
      Plan (the "ESPP"), substantially in
      the form attached to the accompanying
      proxy statement as Annex F, including
      the authorization of the initial s
8..1  DIRECTOR-Stephen Powell                 For       For          Management
8..2  DIRECTOR-Dana Jacoby                    For       For          Management
8..3  DIRECTOR-Steven J. Heyer                For       For          Management
8..4  DIRECTOR-Mark Cone                      For       For          Management
8..5  DIRECTOR-Andrew R. Heyer                For       For          Management
8..6  DIRECTOR-Marc D. Beer                   For       For          Management
8..7  DIRECTOR-Teresa Weber                   For       For          Management
9.    Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to approve the
      adjournment of the special meeting to
      a later date or dates, if necessary,
      to permit further solicitation and
      vote of proxies if there are
      insufficient votes for, or otherwise
      in c


--------------------------------------------------------------------------------

HAYMAKER ACQUISITION CORP. III

Ticker:       HYACU          Security ID:  42087R207
Meeting Date: MAY 24, 2022   Meeting Type: Special
Record Date:  APR 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal - To      For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Business
      Combination Agreement, dated as of
      December 13, 2021 (a copy of which is
      attached to the accompanying proxy
      statement as Annex A) (as amended, the
      "Busi
2.    Nasdaq Proposal - To consider and vote  For       For          Management
      upon a proposal to approve, for
      purposes of complying with applicable
      Nasdaq listing rules, the issuance of
      more than 20% of the Company's issued
      and outstanding common stock (i)
      pursuant to the terms of the Business
3.    Charter Proposal - To consider and      For       For          Management
      vote upon a proposal to approve the
      Company's proposed second amended and
      restated certificate of incorporation,
      substantially in the form attached to
      the accompanying proxy statement as
      Annex C, in connection with the b
4.    Net Tangible Assets Proposal - To       For       For          Management
      consider and vote upon a proposal to
      approve certain provisions contained
      in the Company's second amended and
      restated certificate of incorporation,
      which will remove requirements
      contained in the
5a.   Advisory Charter Proposal A - to elect  For       For          Management
      not to be governed by Section 203 of
      the DGCL.
5b.   Advisory Charter Proposal B - to        For       For          Management
      change the name of the new public
      entity to "biote Corp." from "Haymaker
      Acquisition Corp. III".
5c.   Advisory Charter Proposal C - to, upon  For       For          Management
      completion of the business
      combination, increase the authorized
      capital stock from 221,000,000 shares,
      consisting of 200,000,000 shares of
      Class A common stock, 20,000,000
      shares of Class B common stock and
      1,000,000
6.    Incentive Plan Proposal - To consider   For       For          Management
      and vote upon a proposal to approve
      the biote Corp. 2022 Equity Incentive
      Plan (the "Incentive Plan"),
      substantially in the form attached to
      the accompanying proxy statement as
      Annex E, including the authorization of
7.    ESPP Proposal - To consider and vote    For       For          Management
      upon a proposal to approve the biote
      Corp. 2022 Employee Stock Purchase
      Plan (the "ESPP"), substantially in
      the form attached to the accompanying
      proxy statement as Annex F, including
      the authorization of the initial s
8..1  DIRECTOR-Stephen Powell                 For       For          Management
8..2  DIRECTOR-Dana Jacoby                    For       For          Management
8..3  DIRECTOR-Steven J. Heyer                For       For          Management
8..4  DIRECTOR-Mark Cone                      For       For          Management
8..5  DIRECTOR-Andrew R. Heyer                For       For          Management
8..6  DIRECTOR-Marc D. Beer                   For       For          Management
8..7  DIRECTOR-Teresa Weber                   For       For          Management
9.    Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to approve the
      adjournment of the special meeting to
      a later date or dates, if necessary,
      to permit further solicitation and
      vote of proxies if there are
      insufficient votes for, or otherwise
      in c


--------------------------------------------------------------------------------

HERTZ GLOBAL HOLDINGS, INC.

Ticker:       HTZ            Security ID:  42806J700
Meeting Date: MAY 19, 2022   Meeting Type: Annual
Record Date:  MAR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director to serve for a     For       For          Management
      three-year term expiring at the 2025
      Annual Meeting: Michael Gregory O'Hara
1B.   Election of Director to serve for a     For       For          Management
      three-year term expiring at the 2025
      Annual Meeting: Thomas Wagner
1C.   Election of Director to serve for a     For       For          Management
      three-year term expiring at the 2025
      Annual Meeting: Vincent J. Intrieri
2.    Ratification of the selection of Ernst  For       For          Management
      & Young LLP as the Company's
      independent registered public
      accounting firm for the year 2022.
3.    Approval, by a non-binding advisory     For       For          Management
      vote, of the named executive officers'
      compensation.


--------------------------------------------------------------------------------

HIGHLAND TRANSCEND PARTNERS I CORP.

Ticker:       HTPA           Security ID:  G44690108
Meeting Date: MAR 29, 2022   Meeting Type: Special
Record Date:  JAN 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal. To   For       For          Management
      approve by ordinary resolution the
      transactions contemplated by the
      agreement and plan of merger, dated as
      of September 8, 2021 (as amended or
      modified from time to time, the
      "merger agreement"), by and among
      Highland
2.    The NYSE Proposal. To approve by        For       For          Management
      ordinary resolution, for purposes of
      complying with applicable listing
      rules of the NYSE, the issuance by
      Highland Transcend of (i) 7,000,000
      shares of Class A common stock to the
      subscription investors pursuant to the
      sub
3.    The Domestication Proposal. To approve  For       For          Management
      by special resolution the change of
      Highland Transcend's jurisdiction of
      incorporation from the Cayman Islands
      to the State of Delaware by
      deregistering as an exempted company
      in the Cayman Islands and domesticating
4A.   To approve (i) the change of our name   For       For          Management
      from "Highland Transcend Partners I
      Corp." to "Packable Commerce, Inc."
      ("New Packable"), (ii) adopting
      Delaware as the exclusive forum for
      certain stockholder litigation, (iii)
      making New Packable's corporate existen
4B.   To approve provisions dividing the      For       For          Management
      board of directors into three classes
      following the business combination,
      with each class generally serving for
      a term of three years and with only
      one class of directors being elected
      in each year.
4C.   To approve provisions providing that    For       For          Management
      the directors, except for Preferred
      Stock Directors (as defined in the
      proposed charter), may only be removed
      for cause (as defined in the proposed
      charter).
4D.   To approve provisions removing the      For       For          Management
      ability of shareholders to call a
      special meeting.
4E.   To approve provisions removing the      For       For          Management
      ability of shareholders to act by
      written consent in lieu of a meeting.
4F.   To authorize the change in the          For       For          Management
      authorized capital stock of Highland
      Transcend from (i) 200,000,000 Class A
      ordinary shares, 20,000,000 Class B
      ordinary shares, and 1,000,000
      preferred shares, par value $0.0001
      per share to (ii) 3,000,000,000 shares
      of Cla
5.    The Equity Incentive Plan Proposal. To  For       For          Management
      approve by ordinary resolution the
      Packable Commerce, Inc. 2022 Equity
      Incentive Plan.
6.    The Employee Stock Purchase Plan        For       For          Management
      Proposal. To approve by ordinary
      resolution the Packable Commerce, Inc.
      2022 Employee Stock Purchase Plan.
7.    The Adjournment Proposal. To approve    For       For          Management
      by ordinary resolution the adjournment
      of the general meeting to a later date
      or dates, if necessary or appropriate,
      to permit further solicitation and
      vote of proxies in the event that it
      is determined by Highland Tra


--------------------------------------------------------------------------------

HILL-ROM HOLDINGS, INC.

Ticker:       HRC            Security ID:  431475102
Meeting Date: DEC 02, 2021   Meeting Type: Special
Record Date:  OCT 18, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the Agreement and Plan of    For       For          Management
      Merger, dated as of September 1, 2021,
      by and among Hill-Rom Holdings, Inc.
      ("Hillrom"), Baxter International Inc.
      ("Baxter"), and Bel Air Subsidiary,
      Inc., a direct wholly owned subsidiary
      of Baxter ("Merger Sub"), as
2.    To adjourn the special meeting, if      For       For          Management
      necessary or appropriate, to solicit
      additional proxies in favor of the
      proposal to approve the merger
      agreement if there are not sufficient
      votes at the time of such adjournment
      to approve the merger agreement.
3.    To approve, on a non-binding, advisory  For       For          Management
      basis, certain compensation that will
      or may be paid or become payable to
      Hillrom's named executive officers
      that is based on or otherwise relates
      to the merger.


--------------------------------------------------------------------------------

INOVALON HOLDINGS INC.

Ticker:       INOV           Security ID:  45781D101
Meeting Date: NOV 16, 2021   Meeting Type: Special
Record Date:  OCT 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger, dated as of August 19,
      2021 (the "Merger Agreement") by and
      among Inovalon Holdings, Inc. (the
      "Company"), Ocala Bidco, Inc., and
      Ocala Merger Sub, Inc. ("Merger Sub")
      pursuant to which Merger Sub wil
2.    To approve, by a non-binding, advisory  For       For          Management
      vote, certain compensation
      arrangements for the Company's named
      executive officers in connection with
      the Merger.
3.    To approve one or more adjournments of  For       For          Management
      the Special Meeting if there are
      insufficient votes at the time of the
      Special Meeting to approve and adopt
      the Merger Agreement.


--------------------------------------------------------------------------------

INOVALON HOLDINGS INC.

Ticker:       INOV           Security ID:  45781D101
Meeting Date: NOV 16, 2021   Meeting Type: Special
Record Date:  OCT 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger, dated as of August 19,
      2021 (the "Merger Agreement") by and
      among Inovalon Holdings, Inc. (the
      "Company"), Ocala Bidco, Inc., and
      Ocala Merger Sub, Inc. ("Merger Sub")
      pursuant to which Merger Sub wil
2.    To approve, by a non-binding, advisory  For       For          Management
      vote, certain compensation
      arrangements for the Company's named
      executive officers in connection with
      the Merger.
3.    To approve one or more adjournments of  For       For          Management
      the Special Meeting if there are
      insufficient votes at the time of the
      Special Meeting to approve and adopt
      the Merger Agreement.


--------------------------------------------------------------------------------

INVESTINDUSTRIAL ACQUISITION CORP.

Ticker:       IIAC           Security ID:  G4771L105
Meeting Date: DEC 15, 2021   Meeting Type: Special
Record Date:  NOV 05, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal -     For       For          Management
      RESOLVED, as an ordinary resolution,
      that, assuming the Merger Proposal is
      authorized, approved and confirmed,
      the Business Combination Agreement,
      dated as of July 18, 2021 (as it may
      be amended from time to time), a co
2.    The Merger Proposal - RESOLVED, as a    For       For          Management
      special resolution, that, assuming the
      Business Combination Proposal is
      authorized, approved and confirmed,
      the Plan of Merger in the form tabled
      to the Extraordinary General Meeting
      (a draft of which is attached to th
3.    The Adjournment Proposal - RESOLVED,    For       For          Management
      as an ordinary resolution, to adjourn
      the Extraordinary General Meeting to a
      later date or dates (A) in order to
      solicit additional proxies for the
      purpose of obtaining IIAC shareholder
      approval of the transaction prop


--------------------------------------------------------------------------------

JAWS SPITFIRE ACQUISITION CORPORATION

Ticker:       SPFRU          Security ID:  G50740128
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal -     For       For          Management
      RESOLVED, as an ordinary resolution,
      that JAWS Spitfire's entry into the
      Business Combination Agreement, dated
      as of March 22, 2021 (as it may be
      amended and supplemented from time to
      time, the "Business Combination Agr
2.    Domestication Proposal - RESOLVED, as   For       For          Management
      a special resolution, that JAWS
      Spitfire be transferred by way of
      continuation to Delaware pursuant to
      Part XII of the Companies Act (As
      Revised) of the Cayman Islands and
      Section 388 of the General Corporation
      Law of
3.    Charter Proposal - RESOLVED, as a       For       For          Management
      special resolution, that (i) the
      Memorandum and Articles of Association
      of JAWS Spitfire (the "Existing
      Governing Documents") be amended and
      restated by the proposed new
      certificate of incorporation (the
      "Proposed Certifi
4.    Governing Documents Proposal A - an     For       For          Management
      amendment to change the authorized
      share capital of JAWS Spitfire from
      (i) 200,000,000 Class A ordinary
      shares, par value $0.0001 per share,
      (ii) 20,000,000 Class B ordinary
      shares, par value $0.0001 per share,
      and (iii
5.    Governing Documents Proposal B - an     For       For          Management
      amendment to authorize the New Velo3D
      Board to issue any or all shares of
      New Velo3D preferred stock in one or
      more classes or series, with such
      terms and conditions as may be
      expressly determined by the New Velo3D
      Boar
6.    Governing Documents Proposal C - an     For       For          Management
      amendment to authorize the removal of
      the ability of New Velo3D stockholders
      to take action by written consent in
      lieu of a meeting be approved on a
      nonbinding advisory basis.
7.    Governing Documents Proposal D - an     For       For          Management
      amendment to authorize the amendment
      and restatement of the Existing
      Governing Documents be approved in
      accordance with the Charter Proposal,
      (i) changing the post- Business
      Combination corporate name from "JAWS
      Spitfir
8.    The NYSE Proposal - RESOLVED, as an     For       For          Management
      ordinary resolution, that for the
      purposes of complying with the
      applicable provisions of NYSE Listing
      Rule 312.03, the issuance of shares of
      New Velo3D Common Stock in connection
      with the Business Combination and the P
9.    The Incentive Award Plan Proposal -     For       For          Management
      RESOLVED, as an ordinary resolution,
      that the Velo3D, Inc. 2021 Equity
      Incentive Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex I, be
      adopted and approved.
10.   The Employee Stock Purchase Plan        For       For          Management
      Proposal - RESOLVED, as an ordinary
      resolution, that the Velo3D, Inc. 2021
      Employee Stock Purchase Plan, a copy
      of which is attached to the proxy
      statement/prospectus as Annex J, be
      adopted and approved.
11.   The Adjournment Proposal - RESOLVED,    For       For          Management
      as an ordinary resolution, that the
      adjournment of the extraordinary
      general meeting to a later date or
      dates (A) to the extent necessary to
      ensure that any required supplement or
      amendment to the proxy statement/prosp


--------------------------------------------------------------------------------

JAZZ PHARMACEUTICALS PLC

Ticker:       JAZZ           Security ID:  G50871105
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 02, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director to hold office     For       For          Management
      until the 2024 annual meeting: Peter
      Gray
1B.   Election of Director to hold office     For       For          Management
      until the 2024 annual meeting: Kenneth
      W. O'Keefe
1C.   Election of Director to hold office     For       For          Management
      until the 2024 annual meeting: Mark D.
      Smith, M.D.
1D.   Election of Director to hold office     For       For          Management
      until the 2024 annual meeting:
      Catherine A. Sohn, Pharm. D.
2.    To ratify, on a non-binding advisory    For       For          Management
      basis, the appointment of KPMG as the
      independent auditors of Jazz
      Pharmaceuticals plc for the fiscal
      year ending December 31, 2021 and to
      authorize, in a binding vote, the
      board of directors, acting through the
      audit
3.    To approve, on a non-binding advisory   For       For          Management
      basis, the compensation of Jazz
      Pharmaceuticals plc's named executive
      officers as disclosed in the proxy
      statement.
4.    To renew the Board of Director's        For       For          Management
      existing authority under Irish law to
      allot and issue ordinary shares.
5.    To renew the Board of Director's        For       For          Management
      existing authority under Irish law to
      allot and issue ordinary shares for
      cash without first offering those
      ordinary shares to existing
      shareholders pursuant to the statutory
      pre- emption right that would
      otherwise apply.
6.    To approve any motion to adjourn the    For       For          Management
      annual meeting, or any adjournments
      thereof, to another time and place to
      solicit additional proxies if there
      are insufficient votes at the time of
      annual meeting to approve Proposal 5.


--------------------------------------------------------------------------------

JPMORGAN TR II

Ticker:       MGMXX          Security ID:  4812C2270
Meeting Date: NOV 23, 2021   Meeting Type: Special
Record Date:  AUG 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-John F. Finn                   For       For          Management
1..2  DIRECTOR-Stephen P. Fisher              For       For          Management
1..3  DIRECTOR-Gary L. French                 For       For          Management
1..4  DIRECTOR-Kathleen M. Gallagher          For       For          Management
1..5  DIRECTOR-Robert J. Grassi               For       For          Management
1..6  DIRECTOR-Frankie D. Hughes              For       For          Management
1..7  DIRECTOR-Raymond Kanner                 For       For          Management
1..8  DIRECTOR-Thomas P. Lemke                For       For          Management
1..9  DIRECTOR-Lawrence Maffia                For       For          Management
1..10 DIRECTOR-Mary E. Martinez               For       For          Management
1..11 DIRECTOR-Marilyn McCoy                  For       For          Management
1..12 DIRECTOR-Dr. Robert A. Oden, Jr.        For       For          Management
1..13 DIRECTOR-Marian U. Pardo                For       For          Management
1..14 DIRECTOR-Emily A. Youssouf              For       For          Management
1..15 DIRECTOR-Robert F. Deutsch              For       For          Management
1..16 DIRECTOR-Nina O. Shenker                For       For          Management


--------------------------------------------------------------------------------

KANSAS CITY SOUTHERN

Ticker:       KSU            Security ID:  485170302
Meeting Date: SEP 16, 2021   Meeting Type: Contested-Special
Record Date:  JUL 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The proposal to adopt the Agreement     Against   DNV          Management
      and Plan of Merger, dated as of May
      21, 2021 (as may be further amended
      from time to time, the "CN Merger
      Agreement"), by and among Canadian
      National Railway Company, a Canadian
      corporation ("CN"), Brooklyn Merger
      Sub,
2.    The proposal to approve, on a           None      DNV          Management
      non-binding advisory basis, the
      compensation that may be paid or
      become payable to KCS's named
      executive officers that is based on or
      otherwise relates to the transactions
      contemplated by the CN Merger
      Agreement (the "Compens
3.    The proposal to adjourn the Special     For       DNV          Management
      Meeting to solicit additional proxies
      if there are not sufficient votes at
      the time of the Special Meeting to
      approve the Merger Proposal or to
      ensure that any supplement or
      amendment to the proxy
      statement/prospectus f


--------------------------------------------------------------------------------

KANSAS CITY SOUTHERN

Ticker:       KSU            Security ID:  485170302
Meeting Date: SEP 16, 2021   Meeting Type: Contested-Special
Record Date:  JUL 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of May 21, 2021 (as
      it may be amended from time to time,
      the "merger agreement") by and among
      Kansas City Southern ("KCS"), Canadian
      National Railway Company ("CN") and
      Brooklyn Merger Sub, Inc., a wholl
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that may be
      paid or become payable to KCS's named
      executive officers that is based on or
      otherwise relates to the transactions
      contemplated by the merger agreement.
3.    To approve the adjournment of the KCS   For       For          Management
      special meeting, if necessary or
      appropriate, to solicit additional
      proxies if there are not sufficient
      votes at the time of the KCS special
      meeting to approve the merger proposal
      or to ensure that any supplement or a


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KANSAS CITY SOUTHERN

Ticker:       KSU            Security ID:  485170302
Meeting Date: DEC 10, 2021   Meeting Type: Special
Record Date:  OCT 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of September 15, 2021
      (as it may be amended from time to
      time, the "merger agreement") by and
      among Kansas City Southern ("KCS"),
      Canadian Pacific Railway Limited
      ("CPRL"), Cygnus Merger Sub 1
      Corporatio
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that may be
      paid or become payable to KCS's named
      executive officers that is based on or
      otherwise relates to the transactions
      contemplated by the merger agreement.
3.    To approve the adjournment of the KCS   For       For          Management
      special meeting, if necessary or
      appropriate, to solicit additional
      proxies if there are not sufficient
      votes at the time of the KCS special
      meeting to approve the merger proposal
      or to ensure that any supplement or a


--------------------------------------------------------------------------------

KENSINGTON CAPITAL ACQUISITION CORP. II

Ticker:       KCACU          Security ID:  49006L203
Meeting Date: SEP 30, 2021   Meeting Type: Special
Record Date:  AUG 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      approve and adopt the Business
      Combination Agreement, dated as of
      June 9, 2021 (as may be amended from
      time to time, the "Business
      Combination Agreement"), by and among
      Kensington, Wall Box Chargers, S.L., a
      Spanish
2.    The Merger Proposal - To approve and    For       For          Management
      adopt the Merger, pursuant to which
      Merger Sub will merge with and into
      Kensington with Kensington as the
      surviving company and each share of
      Kensington's Class A common stock and
      Class B common stock outstanding immed
3.    The Adjournment Proposal - To adjourn   For       For          Management
      the special meeting to a later date or
      dates, if necessary or appropriate, to
      permit further solicitation and vote
      of proxies if, based upon the
      tabulated vote at the time of the
      special meeting, there are not suffici


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KHOSLA VENTURES ACQUISITION CO.

Ticker:       KVSA           Security ID:  482504107
Meeting Date: NOV 16, 2021   Meeting Type: Special
Record Date:  OCT 13, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    A proposal to approve the business      For       For          Management
      combination (the "Business
      Combination") described in the proxy
      statement/prospectus, including (a)
      adopting the Agreement and Plan of
      Merger, dated June 9, 2021, as amended
      by Amendment No. 1 to Agreement and
      Plan of Me
2.    A proposal to approve and adopt the     For       For          Management
      amended and restated certificate of
      incorporation of KVSA (the "Proposed
      Charter") in the form attached to the
      proxy statement/prospectus as Annex C.
3.    A proposal to approve, on a             For       For          Management
      non-binding advisory basis, certain
      governance provisions in the Proposed
      Charter, presented separately in
      accordance with the United States
      Securities and Exchange Commission
      requirements.
4.    A proposal to approve, for purposes of  For       For          Management
      complying with the applicable
      provisions of Nasdaq Stock Exchange
      Listing Rule 5635, the issuance of (a)
      an aggregate of 20,086,250 shares of
      New Valo common stock to the PIPE
      Investors, (b) 230,897,358 shares of
      New
5.    A proposal to approve the Valo Health   For       For          Management
      Holdings, Inc. 2021 Stock Option and
      Incentive Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex L.
6.    A proposal to approve the Valo Health   For       For          Management
      Holdings, Inc. 2021 Employee Stock
      Purchase Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex M.
7.    A proposal to adjourn the special       For       For          Management
      meeting to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of one or more
      proposals


--------------------------------------------------------------------------------

KISMET ACQUISITION ONE CORP.

Ticker:       KSMT           Security ID:  G52753103
Meeting Date: AUG 18, 2021   Meeting Type: Special
Record Date:  JUL 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    The Business Combination: A proposal    For       For          Management
      to consider and vote upon a proposal
      to approve and adopt the business
      combination described in the
      accompanying proxy
      statement/prospectus.
2)    The Adjournment Proposal: A proposal    For       For          Management
      to approve the adjournment of the
      special meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of the special meeting, there a


--------------------------------------------------------------------------------

LGL SYSTEMS ACQUISITION CORP.

Ticker:       DFNS           Security ID:  50201G106
Meeting Date: AUG 26, 2021   Meeting Type: Special
Record Date:  JUL 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Reorganization and Merger,
      dated as of March 15, 2021, by and
      among LGL Systems Acquisition Corp.,
      LGL Systems Merger Sub Inc., and
      IronNet Cybersecurity, Inc., as
      amended, and the transactions
      contemplated t
2A.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      change the name of the public entity
      to "IronNet, Inc.".
2B.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      increase LGL's capitalization so that
      it will have 500,000,000 authorized
      shares of a single class of common
      stock and 100,000,000 authorized
      shares of preferr
2C.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      require that stockholders only act at
      annual and special meeting of the
      corporation and not by written consent.
2D.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      eliminate the current limitations in
      place on the corporate opportunity
      doctrine.
2E.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      increase the required vote thresholds
      to 66-2/3% for stockholders to approve
      amendments to the bylaws and
      amendments to certain provisions of
      the certificate o
2F.   To approve the amendment to LGL's       For       For          Management
      current amended and restated
      certificate of incorporation: to
      approve all other changes, including
      to delete the various provisions
      applicable only to special purpose
      acquisition corporations (such as the
      obligation to di
3.    To approve, for purposes of complying   For       For          Management
      with applicable listing rules of the
      New York Stock Exchange, the issuance
      of shares of LGL common stock pursuant
      to the Business Combination and a
      private placement.
4..1  DIRECTOR-Gen. K B Alexander Ret.        For       For          Management
4..2  DIRECTOR-William E. Welch               For       For          Management
4..3  DIRECTOR-Donald R. Dixon                For       For          Management
4..4  DIRECTOR-Mary E. Gallagher              For       For          Management
4..5  DIRECTOR-Gen. John M. Keane Ret.        For       For          Management
4..6  DIRECTOR-Robert V. LaPenta Jr.          For       For          Management
4..7  DIRECTOR-Vadm.J.M McConnell Ret.        For       For          Management
4..8  DIRECTOR-Andre Pienaar                  For       For          Management
4..9  DIRECTOR-Hon. Michael J. Rogers         For       For          Management
4..10 DIRECTOR-Theodore E. Schlein            For       For          Management
4..11 DIRECTOR-Vadm. Jan E. Tighe Ret.        For       For          Management
5.    To approve the IronNet, Inc. 2021       For       For          Management
      Equity Incentive Plan.
6.    To approve the IronNet, Inc. 2021       For       For          Management
      Employee Stock Purchase Plan.
7.    To adjourn the special meeting to a     For       For          Management
      later date or dates if it is
      determined that more time is necessary
      or appropriate for LGL to consummate
      the Business Combination.


--------------------------------------------------------------------------------

LHC GROUP, INC.

Ticker:       LHCG           Security ID:  50187A107
Meeting Date: JUN 21, 2022   Meeting Type: Special
Record Date:  MAY 16, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of March 28, 2022, by
      and among LHC Group, Inc.,
      UnitedHealth Group Incorporated and
      Lightning Merger Sub Inc.
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, certain compensation that will
      or may be paid by LHC to its named
      executive officers that is based on or
      otherwise relates to the Merger.
3.    To adjourn the special meeting of LHC   For       For          Management
      stockholders from time to time, if
      necessary or appropriate, for the
      purpose of soliciting additional votes
      for the approval of the proposal
      described above in Proposal 1 if there
      are insufficient votes at the time of


--------------------------------------------------------------------------------

LIONHEART ACQUISITION CORP. II

Ticker:       LCAP           Security ID:  53625R104
Meeting Date: JAN 27, 2022   Meeting Type: Special
Record Date:  DEC 31, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension Amendment Proposal - Amend    For       For          Management
      the Company's amended and restated
      certificate of incorporation to extend
      the date that the Company has to
      consummate an initial business
      combination to August 18, 2022.
2.    Adjournment Proposal - Adjourn the      For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1.


--------------------------------------------------------------------------------

M3-BRIGADE ACQUISITION II CORP.

Ticker:       MBAC           Security ID:  553800103
Meeting Date: FEB 09, 2022   Meeting Type: Special
Record Date:  JAN 06, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal - To      For       For          Management
      consider and vote upon a proposal to
      approve the transactions contemplated
      by the Agreement and Plan of Merger,
      dated as August 16, 2021 (as it may be
      amended from time to time in
      accordance with its terms, the "Merger
      A
2.    To approve, (i) the issuance of more    For       For          Management
      than 20% of the issued and outstanding
      shares, and (ii) the issuance of more
      than one percent of the issued and
      outstanding shares of Common Stock.
3.    Charter Proposal - To consider and      For       For          Management
      vote upon a proposal to adopt two
      separate proposed charters, proposed
      charter alternative A, substantially
      in the form attached to the
      accompanying proxy statement as Annex
      B-1 ("Charter Amendment Alternative
      A"), and p
4A.   Super Majority Vote Requirements -      For       For          Management
      Proposal to add a super majority vote
      provision requiring that the prior
      affirmative vote of holders of at
      least sixty-six and two- thirds
      percent of the voting power of the
      outstanding shares of Common Stock,
      voting as
4B.   Change in Authorized Shares - Proposal  For       For          Management
      (i) in the case of Charter Amendment
      Alternative A, to increase our total
      number of authorized shares of all
      classes of Common Stock (ii) in the
      case of Charter Amendment Alternative
      B, to increase our total number o
4C.   Corporate Opportunity - To consider     For       For          Management
      and vote upon a proposal to update the
      provisions regarding corporate
      opportunities to, among other things.
4D.   Declassification of Board - To          For       For          Management
      consider and vote upon a proposal to
      declassify our Board.
4E.   Special Quorum Requirement and          For       For          Management
      Director Voting Rights related to
      Carlyle and Twilio - To consider and
      vote upon a proposal to make certain
      of the terms of the Second Amended and
      Restated Certificate of Incorporation
      and also provide that for as long as an
4F.   Ability to Call a Special Meeting - To  For       For          Management
      consider and vote upon a proposal to
      provide that special meetings can only
      be called by the Board (or an officer
      of the Company at the direction of the
      Board) and no longer individually by
      the Company's Chief Execut
4G.   Class A Stock to Have Exclusive Right   For       For          Management
      to Vote for the Election and Removal
      of Directors - To consider and vote
      upon a proposal to give the Class A
      Stock the exclusive right to vote for
      the election and removal of directors
      and the Class C Stock no right t
5..1  DIRECTOR-James Attwood                  For       For          Management
5..2  DIRECTOR-Kevin Beebe                    For       For          Management
5..3  DIRECTOR-Orisa Cherenfant               For       For          Management
5..4  DIRECTOR-Andrew Davies                  For       For          Management
5..5  DIRECTOR-Tony Holcombe                  For       For          Management
5..6  DIRECTOR-Greg Kleiner                   For       For          Management
5..7  DIRECTOR-Dan Mead                       For       For          Management
5..8  DIRECTOR-Mohsin Y. Meghji               For       For          Management
5..9  DIRECTOR-Lauren Nemeth                  For       For          Management
5..10 DIRECTOR-Matthew Perkal                 For       For          Management
5..11 DIRECTOR-Raymond Ranelli                For       For          Management
6.    Incentive Award Plan Proposal - To      For       For          Management
      consider and vote upon a proposal to
      adopt the Syniverse Technologies
      Corporation 2021 Omnibus Incentive
      Plan (the "Incentive Award Plan"), a
      copy of which is attached to the
      accompanying proxy statement as Annex
      J, incl
7.    Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to adjourn the
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if
      there are insufficient votes for, or
      otherwise.


--------------------------------------------------------------------------------

MAGNACHIP SEMICONDUCTOR CORP

Ticker:       MX             Security ID:  55933J203
Meeting Date: APR 21, 2022   Meeting Type: Annual
Record Date:  MAR 15, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Melvin L. Keating              For       For          Management
1..2  DIRECTOR-Young-Joon Kim                 For       For          Management
1..3  DIRECTOR-Ilbok Lee                      For       For          Management
1..4  DIRECTOR-Camillo Martino                For       For          Management
1..5  DIRECTOR-Gary Tanner                    For       For          Management
1..6  DIRECTOR-Kyo-Hwa (Liz) Chung            For       For          Management
2.    Advisory (non-binding) vote to approve  For       For          Management
      the compensation of our named
      executive officers as set forth in the
      "Executive Compensation" section in
      the proxy statement.
3.    Ratification of the Board's election    For       For          Management
      of Samil PricewaterhouseCoopers as our
      independent registered public
      accounting firm for 2022.


--------------------------------------------------------------------------------

MANDIANT INC.

Ticker:       MNDT           Security ID:  562662106
Meeting Date: JUN 03, 2022   Meeting Type: Special
Record Date:  APR 06, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated March 7, 2022, as it may
      be amended from time to time, between
      Mandiant, Inc., Google LLC and Dupin
      Inc.
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that will or
      may become payable to Mandiant's named
      executive officers in connection with
      the merger.
3.    To approve any proposal to adjourn the  For       For          Management
      special meeting to a later date or
      dates, if necessary or appropriate, to
      solicit additional proxies if there
      are insufficient votes to adopt the
      merger agreement at the time of the
      Special Meeting.


--------------------------------------------------------------------------------

MARQUEE RAINE ACQUISITION CORP.

Ticker:       MRAC           Security ID:  G58442107
Meeting Date: OCT 13, 2021   Meeting Type: Special
Record Date:  SEP 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution and
      adopt the Agreement and Plan of
      Merger, dated as of April 28, 2021 and
      amended on July 23, 2021 and September
      13, 2021 (the "Merger Agreement"),
2.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve by special resolution, the
      change of MRAC's jurisdiction of
      incorporation by deregistering as an
      exempted company in the Cayman Islands
      and continuing and domesticating as a
      corp
3.    The Organizational Documents Proposal   For       For          Management
      - to consider and vote upon a proposal
      to approve by special resolution and
      adopt the proposed new certificate of
      incorporation ("Proposed Certificate
      of Incorporation") and the proposed
      new bylaws ("Proposed Bylaws")
4A.   Change the Authorized Capital Stock -   For       For          Management
      To provide authorization to change the
      authorized capital stock of MRAC from
      (i) 500,000,000 Class A ordinary
      shares, par value $0.0001 per share,
      of MRAC, 50,000,000 Class B ordinary
      shares of MRAC and 5,000,000 pref
4B.   Change the Stockholder Vote Required    For       For          Management
      to Amend the Certificate of
      Incorporation - To require the
      affirmative vote of holders of at
      least 66 2/3% of the voting power of
      all then-outstanding New Enjoy Common
      Stock entitled to vote generally in
      the election o
4C.   Establish a Classified Board of         For       For          Management
      Directors - To divide New Enjoy's
      board of directors into three classes,
      with only one class of directors being
      elected in each year and each class
      serving a three-year term.
4D.   Delaware as Exclusive Forum - To        For       For          Management
      provide that, unless New Enjoy
      consents in writing to the selection
      of an alternative forum, the Court of
      Chancery of the State of Delaware
      shall be the sole and exclusive forum
      for certain types of actions or
      proceedings
5A.   Election of Class I Director: Fred      For       For          Management
      Harmon
5B.   Election of Class I Director: Salaam    For       For          Management
      Coleman Smith
5C.   Election of Class II Director: Denise   For       For          Management
      Young Smith
5D.   Election of Class II Director:          For       For          Management
      Jonathan Mariner
5E.   Election of Class II Director: Brett    For       For          Management
      Varsov
5F.   Election of Class III Director: Ron     For       For          Management
      Johnson
5G.   Election of Class III Director: Gideon  For       For          Management
      Yu
5H.   Election of Class III Director: Thomas  For       For          Management
      Ricketts
6.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution, for
      the purposes of complying with the
      applicable provisions of Nasdaq Rule
      5635, the issuance of shares common
      stock of New Enjoy, par value $0.0001
      per
7.    The Incentive Award Plan Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution, the
      Enjoy Technology, Inc. 2021 Incentive
      Award Plan (the "Incentive Award Plan
      Proposal").
8.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve by
      ordinary resolution, the Enjoy
      Technology, Inc. 2021 Employee Stock
      Purchase Plan (the "ESPP Proposal").
9.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the extraordinary
      general meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insuffic


--------------------------------------------------------------------------------

MEDALLIA, INC.

Ticker:       MDLA           Security ID:  584021109
Meeting Date: OCT 14, 2021   Meeting Type: Special
Record Date:  SEP 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger (as it may be amended from time
      to time), dated July 25, 2021, between
      Project Metal Parent, LLC, Project
      Metal Merger Sub, Inc. and Medallia.
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that will or
      may become payable by Medallia to its
      named executive officers in connection
      with the merger.
3.    To approve any proposal to adjourn the  For       For          Management
      Special Meeting to a later date or
      dates, if necessary or appropriate, to
      solicit additional proxies if there
      are insufficient votes at the time of
      the Special Meeting.


--------------------------------------------------------------------------------

MEDTECH ACQUISITION CORP

Ticker:       MTAC           Security ID:  58507N105
Meeting Date: MAR 10, 2022   Meeting Type: Special
Record Date:  JAN 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      approve and adopt the Business
      Combination Agreement, a copy of which
      is attached to the proxy
      statement/prospectus as Annex A, and
      the transactions contemplated therein,
      including the Business Combination
      whereby Ma
2.    The Charter Proposal - To approve the   For       For          Management
      following material differences between
      MTAC's amended and restated
      certificate of incorporation (the
      "MTAC Charter") and Memic's amended
      and restated articles of association
      to be effective upon the consummation
      of th
3.    The Adjournment Proposal - To adjourn   For       For          Management
      the special meeting to a later date or
      dates, if necessary, if the parties
      are not able to consummate the
      Business Combination (the "Adjournment
      Proposal").


--------------------------------------------------------------------------------

MEREDITH CORPORATION

Ticker:       MDP            Security ID:  589433101
Meeting Date: NOV 30, 2021   Meeting Type: Special
Record Date:  NOV 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To consider and vote upon a proposal    For       For          Management
      to adopt the Agreement and Plan of
      Merger, dated as of May 3, 2021, as
      amended June 2, 2021 and October 6,
      2021, by and among Gray Television,
      Inc. ("Gray"), Gray Hawkeye Stations,
      Inc., a wholly-owned subsidiary of Gr
2.    To consider and vote, on an advisory    For       For          Management
      basis, upon a proposal to approve the
      compensation that Meredith's named
      executive officers may receive in
      connection with the Merger
      contemplated by the Merger Agreement
      (the "Merger").
3.    To vote to adjourn the Special Meeting  For       For          Management
      if necessary to permit further
      solicitation of proxies if there are
      not sufficient votes at the time of
      the Special Meeting to adopt the
      Merger Agreement.


--------------------------------------------------------------------------------

MEREDITH CORPORATION

Ticker:       MDP            Security ID:  589433101
Meeting Date: NOV 30, 2021   Meeting Type: Special
Record Date:  OCT 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To consider and vote upon a proposal    For       For          Management
      to adopt the Agreement and Plan of
      Merger, dated as of May 3, 2021, as
      amended June 2, 2021 and October 6,
      2021, by and among Gray Television,
      Inc. ("Gray"), Gray Hawkeye Stations,
      Inc., a wholly-owned subsidiary of Gr
2.    To consider and vote, on an advisory    For       For          Management
      basis, upon a proposal to approve the
      compensation that Meredith's named
      executive officers may receive in
      connection with the Merger
      contemplated by the Merger Agreement
      (the "Merger").
3.    To vote to adjourn the Special Meeting  For       For          Management
      if necessary to permit further
      solicitation of proxies if there are
      not sufficient votes at the time of
      the Special Meeting to adopt the
      Merger Agreement.


--------------------------------------------------------------------------------

MERITOR, INC.

Ticker:       MTOR           Security ID:  59001K100
Meeting Date: MAY 26, 2022   Meeting Type: Special
Record Date:  APR 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the Agreement and Plan of    For       For          Management
      Merger, dated as of February 21, 2022
      (as amended, modified or supplemented
      from time to time, the "Merger
      Agreement"), by and among Meritor, Inc.
      , an Indiana corporation ("Meritor"),
      Cummins Inc., an Indiana corporati
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, certain
      compensation that may be paid or
      become payable to Meritor's named
      executive officers in connection with
      the Merger.
3.    To approve the adjournment of the       For       For          Management
      special meeting, if necessary or
      appropriate, including to solicit
      additional proxies if there are
      insufficient votes at the time of the
      special meeting to approve the Merger
      Proposal or in the absence of a quorum.


--------------------------------------------------------------------------------

MONEYGRAM INTERNATIONAL, INC.

Ticker:       MGI            Security ID:  60935Y208
Meeting Date: MAY 05, 2022   Meeting Type: Annual
Record Date:  MAR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Antonio O. Garza  For       For          Management
1B.   Election of Director: Alka Gupta        For       For          Management
1C.   Election of Director: W. Alexander      For       For          Management
      Holmes
1D.   Election of Director: Francisco Lorca   For       For          Management
1E.   Election of Director: Michael P.        For       For          Management
      Rafferty
1F.   Election of Director: Julie E. Silcock  For       For          Management
1G.   Election of Director: W. Bruce Turner   For       For          Management
1H.   Election of Director: Peggy Vaughan     For       For          Management
2.    Ratification of the appointment of      For       For          Management
      KPMG LLP as our independent registered
      public accounting firm for 2022.
3.    Advisory vote to approve executive      For       For          Management
      compensation.


--------------------------------------------------------------------------------

MONEYGRAM INTERNATIONAL, INC.

Ticker:       MGI            Security ID:  60935Y208
Meeting Date: MAY 23, 2022   Meeting Type: Special
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Proposal to approve and adopt the       For       For          Management
      Agreement and Plan of Merger, dated as
      of February 14, 2022, as such
      agreement may be amended from time to
      time (the "Merger Agreement"), by and
      among Mobius Parent Corp., a Delaware
      corporation ("Parent") and an affiliat
2.    Advisory, non-binding proposal to       For       For          Management
      approve compensation that will be or
      may become payable to MoneyGram's
      named executive officers in connection
      with the merger contemplated by the
      Merger Agreement.
3.    Proposal to adjourn the special         For       For          Management
      meeting to a later date, if necessary
      or appropriate, to solicit additional
      proxies if there are insufficient
      votes to adopt the Merger Agreement at
      the time of the special meeting.


--------------------------------------------------------------------------------

MONTES ARCHIMEDES ACQUISITION CORP

Ticker:       MAAC           Security ID:  612657106
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal-To    For       For          Management
      consider and vote upon a proposal to
      approve the Business Combination
      Agreement, dated as of May 1, 2021 (as
      amended on June 9, 2021), by and among
      Montes Archimedes Acquisition Corp.,
      ("MAAC"), Roivant Sciences Ltd.,
2.    The Nasdaq Proposal-To consider and     For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with Nasdaq
      Listing Rule 5635(a), (b) and (d), the
      issuance of more than 20% of the
      issued and outstanding shares of MAAC
      Class A common stock and MAAC Class B
3.    The Adjournment Proposal-To consider    For       For          Management
      and vote upon a proposal to adjourn
      the MAAC Special Meeting to a later
      date or time, if necessary, to permit
      further solicitation and vote of
      proxies if, based upon the tabulated
      vote at the time of the MAAC Special M


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MOTIVE CAPITAL CORP

Ticker:       MOTV           Security ID:  G6293A103
Meeting Date: MAR 15, 2022   Meeting Type: Special
Record Date:  FEB 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal -     For       For          Management
      Proposal to approve and adopt by
      ordinary resolution the Agreement and
      Plan of Merger, dated as of September
      13, 2021 (the "Merger Agreement"), by
      and among Motive, FGI Merger Sub, Inc.
      , a wholly owned subsidiary of Mot
2.    The Redomestication Proposal -          For       For          Management
      Proposal to approve by special
      resolution the change of Motive's
      jurisdiction of incorporation by
      deregistering as an exempted company
      in the Cayman Islands and continuing
      and domesticating as a corporation
      incorporated unde
3A.   Authorized Shares - Proposal to         For       For          Management
      authorize the change in the authorized
      capital stock of Motive from (i)
      500,000,000 Class A ordinary shares,
      50,000,000 Class B ordinary shares and
      5,000,000 preference shares, par value
      $0.0001 per share, to (ii) 2,000,000
3B.   Exclusive Forum Provision - Proposal    For       For          Management
      to authorize adopting Delaware as the
      exclusive forum for certain
      stockholder litigation.
3C.   Adoption of Supermajority Vote          For       For          Management
      Requirement to Amend the Proposed
      Organizational Documents - Proposal to
      approve provisions requiring the
      affirmative vote of at least (i)
      two-thirds of the outstanding shares
      of capital stock entitled to vote to
      adopt, amen
3D.   Removal of Directors - Proposal to      For       For          Management
      approve provisions permitting the
      removal of a director only for cause
      and only by the affirmative vote of
      not less than two-thirds of the
      outstanding shares entitled to vote at
      an election of directors, voting
      together
3E.   Action by Written Consent of            For       For          Management
      Stockholders - Proposal to approve
      provisions requiring stockholders to
      take action at an annual or special
      meeting and prohibiting stockholder
      action by written consent in lieu of a
      meeting.
3F.   Other Changes In Connection With        For       For          Management
      Adoption of the Proposed
      Organizational Documents - Proposal to
      authorize (1) changing the corporate
      name from "Motive Capital Corp" to
      "Forge Global Holdings, Inc.", (2)
      making New Forge's corporate existence
      perpetual, a
4.    The Binding Charter Proposal -          For       For          Management
      Proposal to approve by special
      resolution the Proposed Charter in the
      form attached as Annex B to the Proxy
      Statement. Approval of the Business
      Combination Proposal, the
      Redomestication Proposal, the Binding
      Charter Proposal
5.    The Director Election Proposal -        For       For          Management
      Proposal to approve by ordinary
      resolution of the holders of Class B
      ordinary shares of Motive the seven
      (7) individuals to serve as members of
      the New Forge board of directors
      following the consummation of the
      Business Co
6.    The NYSE Proposal - Proposal to         For       For          Management
      approve by ordinary resolution, for
      purposes of complying with applicable
      listing rules of the New York Stock
      Exchange, the issuance of more than
      20% of the issued and outstanding
      ordinary shares of Motive pursuant to
      the B
7.    The Incentive Plan Proposal - Proposal  For       For          Management
      to approve by ordinary resolution the
      Forge Global Holdings, Inc. 2022 Stock
      Option and Incentive Plan in the form
      attached as Annex I to the Proxy
      Statement. The Incentive Plan Proposal
      is conditioned on the approva
8.    The Employee Stock Purchase Plan        For       For          Management
      Proposal - Proposal to approve by
      ordinary resolution the Forge Global
      Holdings, Inc. 2022 Employee Stock
      Purchase Plan in the form attached as
      Annex J to the Proxy Statement. The
      Employee Stock Purchase Plan Proposal
      is c
9.    The Adjournment Proposal - Proposal to  For       For          Management
      approve by ordinary resolution the
      adjournment of the Extraordinary
      Meeting to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies if
      there are insufficient votes for, or
      otherwise


--------------------------------------------------------------------------------

NEOPHOTONICS CORPORATION

Ticker:       NPTN           Security ID:  64051T100
Meeting Date: FEB 01, 2022   Meeting Type: Special
Record Date:  DEC 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated November 3, 2021 (such
      agreement, as it may be amended,
      modified or supplemented from time to
      time, the "Merger Agreement") by and
      among NeoPhotonics Corporation
      ("NeoPhotonics"), Lumentum Holdings
      Inc. and
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      NeoPhotonics' named executive officers
      that is based on or otherwise relates
      to the Merger Agreement and the
      transactions contemplated by the
      Merger Agr
3.    To adjourn the Special Meeting to a     For       For          Management
      later date or dates, if necessary or
      appropriate, including to solicit
      additional proxies to approve the
      proposal to adopt the Merger Agreement
      if there are insufficient votes to
      adopt the Merger Agreement at the time
      o


--------------------------------------------------------------------------------

NEOPHOTONICS CORPORATION

Ticker:       NPTN           Security ID:  64051T100
Meeting Date: JUN 02, 2022   Meeting Type: Annual
Record Date:  APR 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Kimberly Y. Chainey            For       For          Management
1..2  DIRECTOR-Rajiv Ramaswami PhD            For       For          Management
1..3  DIRECTOR-Ihab Tarazi                    For       For          Management
2.    Ratification of the selection by our    For       For          Management
      Audit Committee of BDO USA, LLP as our
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2022.


--------------------------------------------------------------------------------

NEXTGEN ACQUISITION CORP. II

Ticker:       NGCA           Security ID:  G65317102
Meeting Date: DEC 28, 2021   Meeting Type: Special
Record Date:  NOV 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The BCA Proposal - to approve by        For       For          Management
      ordinary resolution and adopt the
      Agreement and Plan of Merger, dated as
      of August 22, 2021, by and among
      NextGen, Merger Sub and Vieco USA, a
      copy of which is attached to the
      accompanying proxy
      statement/prospectus statem
2.    The Domestication Proposal - to         For       For          Management
      approve by special resolution, the
      change of NextGen's jurisdiction of
      incorporation by deregistering as an
      exempted company in the Cayman Islands
      and continuing and domesticating as a
      corporation incorporated under the law
3.    Organizational Documents Proposal A -   For       For          Management
      to authorize the change in the
      authorized share capital of NextGen
      from 500,000,000 Class A ordinary
      shares, par value $0.0001 per share
      (the "NextGen Class A ordinary
      shares"), 50,000,000 Class B ordinary
      shares, par
4.    Organizational Documents Proposal B -   For       For          Management
      to authorize the board of directors of
      Virgin Orbit (the "Virgin Orbit
      Board") to issue any or all shares of
      Virgin Orbit preferred stock in one or
      more series, with such terms and
      conditions as may be expressly deter
5.    Organizational Documents Proposal C -   For       For          Management
      to provide that the Virgin Orbit Board
      be divided into three classes, with
      each class made up of, as nearly as
      may be possible, of one-third of the
      total number of directors constituting
      the entire Virgin Orbit Board,
6.    Organizational Documents Proposal D -   For       For          Management
      to provide that certain provisions of
      the Proposed Organizational Documents
      will be subject to the Stockholders
      Agreement, including provisions
      governing amendments to the Proposed
      Organizational Documents, actions by
7.    Organizational Documents Proposal E -   For       For          Management
      to authorize all other changes in
      connection with the replacement of
      Cayman Constitutional Documents with
      the Proposed Certificate of
      Incorporation and Proposed Bylaws in
      connection with the consummation of
      the Busine
8.    The Director Election Proposal - to     For       For          Management
      approve by ordinary resolution, to
      elect seven directors who, upon
      consummation of the Business
      Combination, will be the directors of
      Virgin Orbit (the "Director Election
      Proposal").
9.    The Stock Issuance Proposal - to        For       For          Management
      approve by ordinary resolution for
      purposes of complying with the
      applicable provisions of The Nasdaq
      Stock Market Listing Rule 5635, the
      issuance of Virgin Orbit common stock
      to (a) the PIPE Investors, including
      the Spons
10.   The Incentive Award Plan Proposal - to  For       For          Management
      approve by ordinary resolution, the
      Virgin Orbit Holdings, Inc. 2021
      Incentive Award Plan (the "Incentive
      Award Plan Proposal").
11.   The ESPP Proposal - to approve by       For       For          Management
      ordinary resolution, the Virgin Orbit
      Holdings, Inc. 2021 Employee Stock
      Purchase Plan (the "ESPP Proposal").
12.   The Adjournment Proposal - to approve   For       For          Management
      the adjournment of the extraordinary
      general meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for the approval of one or


--------------------------------------------------------------------------------

NEXTGEN ACQUISITION CORPORATION

Ticker:       NGAC           Security ID:  G65305107
Meeting Date: AUG 18, 2021   Meeting Type: Special
Record Date:  JUL 02, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The BCA Proposal - to consider and      For       For          Management
      vote upon a proposal to approve by
      ordinary resolution and adopt the
      Agreement and Plan of Merger, dated as
      of February 21, 2021, as amended on
      May 14, 2021 (the "Merger Agreement"),
      by and among NextGen Acquisition Corp
2.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve by special resolution, the
      change of NextGen's jurisdiction of
      incorporation by deregistering as an
      exempted company in the Cayman Islands
      and continuing and domesticating as a c
2A.   Organizational Documents Proposals -    For       For          Management
      to consider and vote upon the
      following four separate proposals
      (collectively, the "Organizational
      Documents Proposals") to approve by
      special resolution, the following
      material differences between NextGen's
      Amended an
3.    Organizational Documents Proposal A -   For       For          Management
      to authorize the change in the
      authorized share capital of NextGen
      from 500,000,000 Class A ordinary
      shares, par value $0.0001 per share
      (the "NextGen Class A ordinary
      shares"), 50,000,000 Class B ordinary
      shares, par
4.    Organizational Documents Proposal B -   For       For          Management
      to authorize the board of directors of
      New Xos (the "New Xos Board") to issue
      any or all shares of New Xos preferred
      stock in one or more series, with such
      terms and conditions as may be
      expressly determined by the Ne
5.    Organizational Documents Proposal C -   For       For          Management
      to provide that the New Xos Board be
      divided into three classes, with each
      class made up of, as nearly as may be
      possible, of one- third of the total
      number of directors constituting the
      entire New Xos Board, with onl
6.    Organizational Documents Proposal D -   For       For          Management
      to authorize all other changes in
      connection with the replacement of
      Cayman Constitutional Documents with
      the Proposed Certificate of
      Incorporation and Proposed Bylaws in
      connection with the consummation of
      the Busine
7.    The Director Election Proposal - to     For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution,
      assuming the BCA Proposal, the
      Domestication Proposal and the
      Organizational Documents Proposals are
      approved, to elect six directors who,
      upon consum
8.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution for
      purposes of complying with the
      applicable provisions of The Nasdaq
      Stock Market Listing Rule 5635, the
      issuance of New Xos common stock to
      (a) the PIP
9.    The Equity Incentive Plan Proposal -    For       For          Management
      to consider and vote upon a proposal
      to approve by ordinary resolution, the
      Xos, Inc. 2021 Equity Incentive Plan
      (the "Equity Incentive Plan Proposal").
10.   The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve by
      ordinary resolution, the Xos, Inc.
      2021 Employee Stock Purchase Plan (the
      "ESPP Proposal").
11.   The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the extraordinary
      general meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insuffic


--------------------------------------------------------------------------------

NORTH ATLANTIC ACQUISITION CORP.

Ticker:       NAAC           Security ID:  G66139109
Meeting Date: JUN 01, 2022   Meeting Type: Special
Record Date:  APR 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Two separate proposals to approve the   For       For          Management
      Business Combination and approve and
      adopt the Business Combination
      Agreement, dated as of December 16,
      2021 as amended (the "Business
      Combination Agreement"), by and among
      NAAC, TeleSign, BICS, New SPAC, and
      New Hold
2.    To approve by special resolution the    For       For          Management
      proposed certificate of incorporation
      (the "Proposed Certificate of
      Incorporation") and the proposed
      bylaws (the "Proposed Bylaws" and,
      together with the Proposed Certificate
      of Incorporation, the "Proposed
      Organizatio
3.    To approve, on a non-binding advisory   For       For          Management
      basis, by special resolution, certain
      governance provisions in the Proposed
      Organizational Documents, which are
      being presented separately in
      accordance with U.S. Securities and
      Exchange Commission guidance to give sh
4.    To approve by ordinary resolution, for  For       For          Management
      purposes of complying with applicable
      listing rules of The Nasdaq Capital
      Market, (a) the issuance of up to
      115,512,500 shares of New Holdco
      Common Stock in connection with the
      Share Acquisition, and (b) the issuance
5.    To approve by ordinary resolution and   For       For          Management
      adopt the NAAC Holdco, Inc. 2022
      Restricted Stock Units and Performance
      Stock Units Incentive Plan (the
      "Incentive Plan") and material terms
      there under (the "Incentive Plan
      Proposal").
6.    To approve by ordinary resolution the   For       For          Management
      adjournment of the extraordinary
      general meeting to a later date or
      dates, if necessary or appropriate,
      (a) to the extent necessary to ensure
      that any required supplement or
      amendment to this proxy
      statement/prospectu


--------------------------------------------------------------------------------

NORTHERN GENESIS ACQUISITION CORP. II

Ticker:       NGABU          Security ID:  66516U200
Meeting Date: NOV 09, 2021   Meeting Type: Special
Record Date:  OCT 06, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Agreement and
      Plan of Merger, dated as of June 22,
      2021 (the "Merger Agreement"), by and
      among NGA, NGAB Merger Sub Inc.
      ("Merger Sub"), a Delaware corporati
2A.   To authorize the change in the          For       For          Management
      authorized capital stock of NGA from
      100,000,000 shares of common stock and
      1,000,000 shares of preferred stock to
      4,000,000,000 shares of Embark
      Technology Class A common stock,
      100,000,000 shares of Embark
      Technology Class
2B.   To authorize the dual class capital     For       For          Management
      structure and provide that holders of
      shares of Embark Technology Class A
      Common Stock will be entitled to one
      vote per share on all matters to be
      voted upon by the holders thereof, and
      holders of Embark Technology Clas
2C.   To provide that Embark Technology's     For       For          Management
      board of directors be divided into
      three classes with only one class of
      directors being elected in each year
      and each class serving a three-year
      term.
2D.   To provide that after the Trigger Date  For       For          Management
      and until the Sunset Date, directors
      of Embark Technology may be removed,
      with or without cause, only upon the
      affirmative vote of a holders of at
      least a majority of the voting power
      of all of the Embark Technology
2E.   To provide that (i) following the       For       For          Management
      Trigger Date and until the Sunset
      Date, all vacancies on the board of
      directors, however created, may only
      be filled by the affirmative vote of
      holders of at least a majority of the
      voting power of the outstanding Embark
2F.   To provide that the amendment of        For       For          Management
      certain provisions of the Embark
      Technology Charter will require (i)
      prior to the Trigger Date, the
      affirmative vote of holders of at
      least a majority of the total voting
      power of all outstanding shares of
      Embark Technolog
2G.   To provide that any amendment to the    For       For          Management
      Embark Technology Bylaws will require
      (i) after the Trigger Date but prior
      to the Sunset Date, the affirmative
      vote of holders of at least a majority
      of the total voting power of the
      outstanding Embark Technology Commo
2H.   To authorize all other changes in       For       For          Management
      connection with the replacement of the
      NGA Existing Charter with the Embark
      Technology Charter in connection with
      the consummation of the Business
      Combination.
3..1  DIRECTOR-Alex Rodrigues                 For       For          Management
3..2  DIRECTOR-Brandon Moak                   For       For          Management
3..3  DIRECTOR-Elaine Chao                    For       For          Management
3..4  DIRECTOR-Patricia Chiodo                For       For          Management
3..5  DIRECTOR-Pat Grady                      For       For          Management
3..6  DIRECTOR-Ian Robertson                  For       For          Management
4.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve for purposes of complying with
      the applicable provisions of NYSE
      Listed Company Manual Rule 312.03, the
      issuance of (a) Embark Technology
      Class A Common Stock to the PIPE Invest
5.    The Incentive Award Plan Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Embark
      Technology 2021 Plan, a copy of which
      is attached to the proxy
      statement/prospectus as Annex E.
6.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve and
      adopt the Embark Technology 2021
      Employee Stock Purchase Plan, a copy
      of which is attached to the proxy
      statement/prospectus as Annex F.
7.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the Special Meeting
      to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for


--------------------------------------------------------------------------------

NOVUS CAPITAL CORPORATION II

Ticker:       NXUU           Security ID:  67012W203
Meeting Date: FEB 10, 2022   Meeting Type: Special
Record Date:  JAN 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Business       For       For          Management
      Combination Agreement and Plan of
      Reorganization, dated as of September
      8, 2021 (as may be amended from time
      to time, the "Business Combination
      Agreement"), by and among Novus,
      Energy Vault, Inc., a Delaware
      corporation (
2A.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      change the name of Novus Capital
      Corporation II to "Energy Vault
      Holdings, Inc."
2B.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      eliminate the Class B Common Stock
      classification and provide for a
      single class of Common Stock.
2C.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      change the number of authorized shares
      of Novus's capital stock, par value $0.
      0001 per share, from 525,000,000
      shares, consisting of (a) 520,000,00
2D.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      provide that any director or the
      entire board of directors of Novus may
      be removed from office at any time,
      but only for cause and only by the affi
2E.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      eliminate the current limitations in
      place on the corporate opportunity
      doctrine.
2F.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      increase the required vote thresholds
      for approving amendments to the bylaws
      and to certain specified provisions of
      the certificate of incorporatio
2G.   To approve the following amendment to   For       For          Management
      Novus's current amended and restated
      certificate of incorporation: To
      approve all other changes, including
      eliminating certain provisions related
      to special purpose acquisition
      corporations that will no longer be
      rele
3.    To adopt the Energy Vault Holdings,     For       For          Management
      Inc. 2022 Equity Incentive Plan (the
      "2022 Plan") established to be
      effective after the Closing to assist
      Novus, immediately upon consummation
      of the Business Combination (the
      "Combined Company"), in retaining the
      servi
4.    To (i) approve the issuance of          For       For          Management
      Combined Company Common Stock to (a)
      Energy Vault's stockholders as a
      result of the Merger pursuant to the
      Business Combination Agreement, and
      (b) the investors in the PIPE; and
      (ii) approve the issuance of equity
      awards und
5.    To adjourn the special meeting to a     For       For          Management
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies if, based upon the
      tabulated vote at the time of the
      special meeting, there are not
      sufficient votes to approve one or
      more proposals


--------------------------------------------------------------------------------

NUANCE COMMUNICATIONS, INC.

Ticker:       NUAN           Security ID:  67020Y100
Meeting Date: MAR 01, 2022   Meeting Type: Annual
Record Date:  JAN 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Mark Benjamin                  For       For          Management
1..2  DIRECTOR-Daniel Brennan                 For       For          Management
1..3  DIRECTOR-Lloyd Carney                   For       For          Management
1..4  DIRECTOR-Thomas Ebling                  For       For          Management
1..5  DIRECTOR-Robert Finocchio               For       For          Management
1..6  DIRECTOR-Laura Kaiser                   For       For          Management
1..7  DIRECTOR-Michal Katz                    For       For          Management
1..8  DIRECTOR-Mark Laret                     For       For          Management
1..9  DIRECTOR-Sanjay Vaswani                 For       For          Management
2.    To approve a non-binding advisory       For       For          Management
      resolution regarding Executive
      Compensation.
3.    To ratify the appointment of BDO USA,   For       For          Management
      LLP as the Company's independent
      registered public accounting firm for
      the fiscal year ending September 30,
      2022.


--------------------------------------------------------------------------------

OASIS PETROLEUM INC.

Ticker:       OAS            Security ID:  674215207
Meeting Date: JUN 28, 2022   Meeting Type: Special
Record Date:  MAY 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the issuance of shares of    For       For          Management
      common stock of Oasis Petroleum Inc.
      ("Oasis"), par value $0.01 per share
      ("Oasis common stock"), to
      stockholders of Whiting Petroleum
      Corporation ("Whiting"), in connection
      with the transactions pursuant to the
      terms
2.    To approve the amendment of the         For       For          Management
      Amended and Restated Certificate of
      Incorporation of Oasis to increase the
      number of authorized shares of Oasis
      common stock from 60,000,000 shares to
      120,000,000 shares, in connection with
      the transactions pursuant to the


--------------------------------------------------------------------------------

OSPREY TECHNOLOGY ACQUISITION CORP.

Ticker:       SFTW           Security ID:  68839R104
Meeting Date: SEP 08, 2021   Meeting Type: Special
Record Date:  JUL 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Agreement and Plan of
      Merger, dated as of February 17, 2021
      (as it may be amended and/or restated
      from time to time, the "merger
      agreement"), by and among Osprey, Ospr
2)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation: to
      increase the number of authorized
      shares of Class A common stock of
      Osprey and eliminate the Class B
      common stock class
3)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation: to
      increase the number of authorized
      shares of preferred stock of Osprey
      ("Proposal No. 3").
4)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation: to
      require the affirmative vote of a
      majority of the entire board of
      directors and holders of at least 66
      2/3% of the voti
5)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation: to
      provide that the number of authorized
      shares of any series of preferred
      stock authorized under the proposed
      charter may
6)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation: to
      provide for the classification of the
      board of directors into three classes
      of directors and for the removal of
      directo
7)    The Amendment Proposal - To approve     For       For          Management
      the material differences between the
      proposed amended and restated
      certificate of incorporation:
      conditioned upon the approval of
      Proposals No. 2 through 6, a proposal
      to approve the proposed charter, which
      includes the
8).1  DIRECTOR-Brian O'Toole                  For       For          Management
8).2  DIRECTOR-Will Porteous                  For       For          Management
8).3  DIRECTOR-David DiDomenico               For       For          Management
8).4  DIRECTOR-Magid Abraham                  For       For          Management
8).5  DIRECTOR-Timothy Harvey                 For       For          Management
8).6  DIRECTOR-Jim Tolonen                    For       For          Management
9)    The NYSE Proposal - To consider and     For       For          Management
      vote upon a proposal, for purposes of
      complying with the applicable NYSE
      listing requirements (including
      Section 312.03 of the NYSE's Listed
      Company Manual), to approve the
      issuance of shares of Osprey
10)   The Omnibus Incentive Plan Proposal -   For       For          Management
      To consider and vote upon a proposal
      to approve and adopt the 2021 Equity
      Incentive Plan (the "Omnibus Incentive
      Plan"), including the authorization of
      the initial share reserve under the
      Omnibus Incentive Plan ("Prop
11)   The ESPP Proposal - To consider and     For       For          Management
      vote upon a proposal to approve and
      adopt the Employee Stock Purchase Plan
      (the "ESPP"), including authorization
      of the initial share reserve under the
      ESPP ("Proposal No. 11").
12)   The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to adjourn
      the special meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of the special meeting,


--------------------------------------------------------------------------------

PAE INCORPORATED

Ticker:       PAE            Security ID:  69290Y109
Meeting Date: FEB 10, 2022   Meeting Type: Special
Record Date:  JAN 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger, (as may be amended or
      modified from time to time, "merger
      agreement"), among Amentum Government
      Services Holdings LLC, a Delaware LLC
      (which we refer to as "Parent"),
      Pinnacle Virginia Merger Sub Inc.
2.    To approve specified compensation that  For       For          Management
      will or may become payable to PAE's
      named executive officers in connection
      with the merger.
3.    To adjourn the special meeting, if      For       For          Management
      necessary, to solicit additional
      proxies if there are not sufficient
      votes at the time of the special
      meeting to approve and adopt the
      merger agreement.


--------------------------------------------------------------------------------

PATHFINDER ACQUISITION CORP.

Ticker:       PFDR           Security ID:  G04119106
Meeting Date: DEC 07, 2021   Meeting Type: Special
Record Date:  NOV 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal -     For       For          Management
      RESOLVED, as an ordinary resolution,
      that Pathfinder's entry into the
      Business Combination Agreement, dated
      as of July 15, 2021 (as amended and
      restated on August 11, 2021 and as may
      be further (amended, supplemented, o
2.    The Domestication Proposal - RESOLVED,  For       For          Management
      as a special resolution, that
      Pathfinder be transferred by way of
      continuation to Delaware pursuant to
      Part XII of the Companies Act (As
      Revised) of the Cayman Islands and
      Section 388 of the General Corporation
      Law o
3.    The Charter Amendment Proposal -        For       For          Management
      RESOLVED, as a special resolution,
      that the certificate of incorporation
      and bylaws of Pathfinder, copies of
      which are attached to the proxy
      statement/prospectus as Annex B and
      Annex C, respectively, be approved as
      the cer
4.    Advisory Governing Documents Proposal   For       For          Management
      A - RESOLVED, as a non-binding
      advisory resolution, that the change
      in the authorized share capital of
      Pathfinder from (i) US$33,100.00
      divided into 300,000,000 Class A
      ordinary shares, par value $0.0001 per
      share, 30
5.    Advisory Governing Documents Proposal   For       For          Management
      B - RESOLVED, as a non-binding
      advisory resolution, that the
      authorization to the New SM Board to
      issue any or all shares of New SM
      Preferred Stock in one or more classes
      or series, with such terms and
      conditions as m
6.    Advisory Governing Documents Proposal   For       For          Management
      C - RESOLVED, as a non-binding
      advisory resolution, that certain
      provisions of the certificate of
      incorporation of New SM that are
      subject to the Registration and
      Shareholder Rights Agreement be
      approved.
7.    Advisory Governing Documents. Proposal  For       For          Management
      D - RESOLVED, as a non-binding
      advisory resolution, that the removal
      of the ability of New SM stockholders
      to take action by written consent in
      lieu of a meeting unless investment
      fund(s) affiliated with or managed b
8.    Advisory Governing Documents Proposal   For       For          Management
      E - RESOLVED, as a non-binding
      advisory resolution, that the
      amendment and restatement of the
      Existing Governing Documents be
      approved and that all other changes
      necessary or, as mutually agreed in
      good faith by Pathf
9.    Advisory Governing Documents Proposal   For       For          Management
      F - RESOLVED, as a non-binding,
      advisory resolution, that the election
      of New SM not be governed by Section
      203 of the DGCL and limiting certain
      corporate takeovers by interested
      stockholders be approved.
10.   The NASDAQ Proposal - RESOLVED, as an   For       For          Management
      ordinary resolution, that for the
      purposes of complying with the
      applicable provisions of NASDAQ
      Listing Rule 5635, the issuance of
      shares of New SM Common.
11.   Stock be approved. - The Incentive      For       For          Management
      Equity Plan Proposal - RESOLVED, as an
      ordinary resolution, that the
      ServiceMax, Inc. 2021 Omnibus
      Incentive Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex D, be
      adopted and approved.
12.   The ESPP Proposal - RESOLVED, as an     For       For          Management
      ordinary resolution, that the
      ServiceMax, Inc. 2021 Employee Stock
      Purchase Plan, a copy of which is
      attached to the proxy
      statement/prospectus as Annex E, be
      adopted and approved.
13.   The Adjournment Proposal - RESOLVED,    For       For          Management
      as an ordinary resolution, that the
      adjournment of the extraordinary
      general meeting to a later date or
      dates (i) to solicit additional
      proxies for the purpose of obtaining
      approval by the Pathfinder
      Shareholders for e


--------------------------------------------------------------------------------

PEOPLE'S UNITED FINANCIAL, INC.

Ticker:       PBCT           Security ID:  712704105
Meeting Date: DEC 16, 2021   Meeting Type: Annual
Record Date:  NOV 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: John P. Barnes    For       For          Management
1B.   Election of Director: Collin P. Baron   For       For          Management
1C.   Election of Director: George P. Carter  For       For          Management
1D.   Election of Director: Jane Chwick       For       For          Management
1E.   Election of Director: William F.        For       For          Management
      Cruger, Jr.
1F.   Election of Director: John K. Dwight    For       For          Management
1G.   Election of Director: Jerry Franklin    For       For          Management
1H.   Election of Director: Janet M. Hansen   For       For          Management
1I.   Election of Director: Nancy McAllister  For       For          Management
1J.   Election of Director: Mark W. Richards  For       For          Management
1K.   Election of Director: Kirk W. Walters   For       For          Management
2.    Approve the advisory (non-binding)      For       For          Management
      resolution relating to the
      compensation of the named executive
      officers as disclosed in the proxy
      statement.
3.    Ratify KPMG LLP as our independent      For       For          Management
      registered public accounting firm for
      2021.


--------------------------------------------------------------------------------

PLANTRONICS, INC.

Ticker:       POLY           Security ID:  727493108
Meeting Date: JUN 23, 2022   Meeting Type: Special
Record Date:  APR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of March 25, 2022, as
      it may be amended from time to time
      (the "Merger Agreement"), among HP Inc.
      , Prism Subsidiary Corp. ("Merger
      Sub") and Plantronics, Inc.
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that will or
      may become payable by Poly to Poly's
      named executive officers in connection
      with the merger of Merger Sub with and
      into Poly.
3.    To approve any proposal to adjourn the  For       For          Management
      Special Meeting, from time to time, to
      a later date or dates, if necessary or
      appropriate as determined in good
      faith by Poly's Board of Directors, to
      solicit additional proxies if there
      are insufficient votes to ado


--------------------------------------------------------------------------------

PNM RESOURCES, INC.

Ticker:       PNM            Security ID:  69349H107
Meeting Date: MAY 10, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Vicky A. Bailey   For       For          Management
1B.   Election of Director: Norman P. Becker  For       For          Management
1C.   Election of Director: Patricia K.       For       For          Management
      Collawn
1D.   Election of Director: E. Renae Conley   For       For          Management
1E.   Election of Director: Alan J. Fohrer    For       For          Management
1F.   Election of Director: Sidney M.         For       For          Management
      Gutierrez
1G.   Election of Director: James A. Hughes   For       For          Management
1H.   Election of Director: Maureen T.        For       For          Management
      Mullarkey
1I.   Election of Director: Donald K. Schwanz For       For          Management
2.    Ratify the appointment of KPMG LLP as   For       For          Management
      our independent registered public
      accounting firm for 2022.
3.    Approve, on an advisory basis, the      For       For          Management
      compensation of our named executive
      officers as disclosed in the 2022
      proxy statement.


--------------------------------------------------------------------------------

POEMA GLOBAL HOLDINGS CORP

Ticker:       PPGH           Security ID:  G7154B107
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  FEB 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Combination Proposal - to consider and  For       For          Management
      vote upon a proposal to approve and
      authorize the Agreement and Plan of
      Merger ("Merger Agreement"), by and
      among Poema Global, Gogoro Inc., a
      Cayman Islands exempted holding
      company ("Gogoro"), Starship Merger
      Sub I
2.    The Merger Proposal - To consider and   For       For          Management
      vote upon, as a special resolution, a
      proposal to approve and authorize the
      plan of merger for the First Merger.
3.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon, as an ordinary
      resolution, a proposal to adjourn the
      extraordinary general meeting to a
      later date or dates, to, among other
      things, permit further solicitation
      and vote of proxies in the event that
      th


--------------------------------------------------------------------------------

PROOFPOINT, INC.

Ticker:       PFPT           Security ID:  743424103
Meeting Date: JUL 23, 2021   Meeting Type: Special
Record Date:  JUN 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of April 25, 2021
      (the "Merger Agreement"), by and among
      Proofpoint, Inc. ("Proofpoint"),
      Proofpoint Parent, LLC (f/k/a Project
      Kafka Parent, LLC) and Project Kafka
      Merger Sub, Inc., a wholly owned subsi
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      Proofpoint's named executive officers
      that is based on or otherwise related
      to the Merger Agreement and the
      transactions contemplated by the
      Merger Agre
3.    To adjourn the special meeting, if      For       For          Management
      necessary or appropriate, to solicit
      additional proxies if there are
      insufficient votes to adopt the Merger
      Agreement at the time of the special
      meeting.


--------------------------------------------------------------------------------

QELL ACQUISITION CORP

Ticker:       QELL           Security ID:  G7307X105
Meeting Date: SEP 10, 2021   Meeting Type: Special
Record Date:  JUL 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      resolve, as an ordinary resolution
      (the "Business Combination Proposal"
      or "Proposal No. 1") that the Business
      Combination Agreement, dated as of
      March 30, 2021 (as it may be amended
      from time to time, the "Business
2.    The Merger Proposal - to resolve as a   For       For          Management
      special resolution (the "Merger
      Proposal" or "Proposal No. 2") that
      the plan of merger in the form tabled
      to the General Meeting (a draft of
      which is attached to the accompanying
      proxy statement/prospectus as Annex B,
3.    The Incentive Plan Proposal - to        For       For          Management
      resolve as an ordinary resolution (the
      "Incentive Plan Proposal" or "Proposal
      No. 3") to approve, assuming the
      Business Combination Proposal and
      Merger Proposal are approved and
      adopted, the Holdco 2021 Equity
      Incentive Pl
4.    The Employee Share Purchase Proposal -  For       For          Management
      to resolve as an ordinary resolution
      (the "ESPP Proposal" or "Proposal No.
      4") to approve, assuming the Business
      Combination Proposal and Merger
      Proposal are approved and adopted, the
      Holdco 2021 Employee Share Purch
5.    The Adjournment Proposal - to resolve   For       For          Management
      as ordinary resolution, to adjourn
      General Meeting to a later dates (A)
      in order to solicit additional proxies
      from Qell shareholders in favor of the
      Business Combination Proposal or
      Merger Proposal, (B) the time for


--------------------------------------------------------------------------------

QTS REALTY TRUST, INC.

Ticker:       QTS            Security ID:  74736A103
Meeting Date: AUG 26, 2021   Meeting Type: Special
Record Date:  JUL 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the merger of QTS Realty     For       For          Management
      Trust, Inc. with and into Volt Lower
      Holdings LLC (the "Merger") pursuant
      to the terms of the Agreement and Plan
      of Merger, dated as of June 7, 2021,
      as it may be amended from time to
      time, among QTS Realty Trust, Inc.,
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that may be
      paid or become payable to our named
      executive officers that is based on or
      otherwise relates to the Merger as
      more particularly described in the
      Proxy Statement.
3.    To approve any adjournment of the       For       For          Management
      Special Meeting for the purpose of
      soliciting additional proxies if there
      are not sufficient votes at the
      Special Meeting to approve the Merger
      and the other transactions
      contemplated by the Merger Agreement
      as more parti


--------------------------------------------------------------------------------

QUEENS GAMBIT GROWTH CAPITAL

Ticker:       GMBT           Security ID:  G7315C101
Meeting Date: MAR 30, 2022   Meeting Type: Special
Record Date:  MAR 09, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The SPAC Merger Proposal - To consider  For       For          Management
      and vote upon a proposal to approve by
      special resolution the merger of SPAC
      with and into Pivotal Merger Sub
      Company I, a Cayman Islands exempted
      company with limited liability and
      wholly owned subsidiary of Holding
2.    The Company Merger Proposal - To        For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution the
      merger of BVI Merger Sub with and into
      Swvl, with Swvl surviving the merger
      as a wholly owned subsidiary of
      Holdings (the "Company Merger"), on
      the Cl
3a.   The Authorized Shares Proposal - To     For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution and
      adopt a provision of the Holdings
      Public Company Articles to change the
      authorized share capital from the
      existing (a) 500,000,000 Class A
      ordinary
3b.   The Voting Power Proposal - To          For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution and
      adopt a provision of the Holdings
      Public Company Articles that will
      provide for one vote for each Holdings
      Common Share A held on all matters to
      be vote
3c.   The Ability to Bring Matters for        For       For          Management
      Discussion before a General Meeting
      Proposal - To consider and vote upon a
      proposal to approve by ordinary
      resolution and adopt a provision of
      the Holdings Public Company Articles
      that will provide that a notice of a
      gener
3d.   The Number of Directors Proposal - To   For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution and
      adopt a provision of the Holdings
      Public Company Articles that will
      limit the number of directors to nine,
      provided however that Holdings may, by
3e.   The Election and Removal of Directors   For       For          Management
      Proposal - To consider and vote upon a
      proposal to approve by ordinary
      resolution and adopt a provision of
      the Holdings Public Company Articles
      pursuant to which any person properly
      nominated for election as a directo
3f.   The Action by Written Consent of        For       For          Management
      Shareholders Proposal - To consider
      and vote upon a proposal to approve by
      ordinary resolution and adopt a
      provision of the Holdings Public
      Company Articles that will prohibit
      Holdings shareholders from taking any
      action b
3g.   The Amendments to Governing Documents   For       For          Management
      Proposal - To consider and vote upon a
      proposal to approve by ordinary
      resolution and adopt a provision of
      the Holdings Public Company Articles
      that will require a resolution passed
      by a majority of not less
4.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal, if put, to
      approve by ordinary resolution the
      adjournment of the extraordinary
      general meeting of SPAC's shareholders
      to a later date or dates, if necessary
      or appropriate, to permit further


--------------------------------------------------------------------------------

R. R. DONNELLEY & SONS COMPANY

Ticker:       RRD            Security ID:  257867200
Meeting Date: FEB 23, 2022   Meeting Type: Special
Record Date:  JAN 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of December 14, 2021
      (as it may be amended from time to
      time, the "Merger Agreement"), by and
      among Chatham Delta Parent, Inc.
      ("Parent"), Chatham Delta Acquisition
      Sub, Inc., a direct, wholly owned subs
2.    To approve, on a non-binding, advisory  For       For          Management
      basis, the compensation that will or
      may become payable by RRD to its named
      executive officers in connection with
      the merger of Acquisition Sub with and
      into RRD pursuant to the Merger
      Agreement.


--------------------------------------------------------------------------------

REDBALL ACQUISITION CORP.

Ticker:       RBAC           Security ID:  G7417R105
Meeting Date: JUN 01, 2022   Meeting Type: Special
Record Date:  APR 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    BCA Proposal - To consider and vote     For       For          Management
      upon a proposal to approve and adopt,
      by ordinary resolution, the Business
      Combination Agreement and Plan of
      Reorganization, dated as of October
      13, 2021 (as amended from time to
      time, including by the First Amendment
      t
2.    Domestication Proposal - To consider    For       For          Management
      and vote upon a proposal to approve,
      by special resolution, the
      deregistration by way of continuation
      of RedBall as an exempted company in
      the Cayman Islands and the
      domestication of RedBall as a
      corporation in the Sta
3.    Charter Proposal - To consider and      For       For          Management
      vote upon a proposal to approve, by
      special resolution, the replacement of
      the RedBall's Amended and Restated
      Memorandum and Articles of Association
      (as may be amended from time to time,
      the "Cayman Constitutional Docume
4.    Advisory Organizational Documents       For       For          Management
      Proposal A - To consider and vote upon
      a proposal to approve the change in
      the authorized capital stock of
      RedBall from 400,000,000 Class A
      ordinary shares, par value $0.0001 per
      share, 40,222,222 Class B ordinary
      shares,
5.    Advisory Organizational Documents       For       For          Management
      Proposal B - To consider and vote upon
      a proposal to authorize the board of
      directors of New SeatGeek (the "New
      SeatGeek Board") to issue any or all
      shares of New SeatGeek preferred stock
      in one or more classes or series,
6.    Advisory Organizational Documents       For       For          Management
      Proposal C - To consider and vote upon
      a proposal to approve each of the
      following: (i) that the Court of
      Chancery of the State of Delaware (or
      any other court located in the State
      of Delaware if such court is not
      availab
7.    Director Election Proposal A - To       For       For          Management
      consider and vote upon a proposal to
      appoint, by ordinary resolution of the
      RedBall Class B ordinary shares, the
      two Class I directors, Richard H.
      Thaler and Lewis N. Wolff, who will
      serve as the Class I directors of RedB
8.    Director Election Proposal B - To       For       For          Management
      consider and vote upon a proposal to
      elect, by ordinary resolution of the
      RedBall Class B ordinary shares,
      directors who, immediately following
      the consummation of the Business
      Combination, will be the directors of
      New Se
9.    Stock Issuance Proposal - To consider   For       For          Management
      and vote upon a proposal to approve,
      by ordinary resolution, for purposes
      of complying with Section 312.03 of
      the NYSE Listed Company Manual, (i)
      the issuance of up to 6,500,000 shares
      of New SeatGeek common stock in
10.   Equity Incentive Plan Proposal - To     For       For          Management
      consider and vote upon a proposal to
      approve, by ordinary resolution, the
      New SeatGeek 2022 Equity Incentive
      Plan (as defined in the accompanying
      proxy statement/prospectus).
11.   ESPP Proposal - To consider and vote    For       For          Management
      upon a proposal to approve by ordinary
      resolution the New SeatGeek 2022
      Employee Stock Purchase Plan (as
      defined in the accompanying proxy
      statement/prospectus).
12.   Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to approve, by
      ordinary resolution, the adjournment
      of the extraordinary general meeting
      in lieu of annual general meeting to a
      later date or dates, if necessary, to
      permit further solicitation a


--------------------------------------------------------------------------------

REINVENT TECHNOLOGY PARTNERS Y

Ticker:       RTPY           Security ID:  G7484L106
Meeting Date: NOV 02, 2021   Meeting Type: Special
Record Date:  SEP 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The BCA Proposal - to consider and      For       For          Management
      vote upon a proposal to approve by
      ordinary resolution and adopt the
      Agreement and Plan of Merger, dated as
      of July 14, 2021 (the "Merger
      Agreement"), by and among RTPY, RTPY
      Merger Sub Inc. ("Merger Sub") and
      Aurora Inn
2.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve by special resolution the
      change of RTPY's jurisdiction of
      incorporation by deregistering as an
      exempted company in the Cayman Islands
      and continuing and domesticating as a
      corpo
3.    Organizational Documents Proposal A -   For       For          Management
      to authorize the change in the
      authorized share capital of RTPY from
      500,000,000 Class A ordinary shares,
      par value $0.0001 per share,
      50,000,000 Class B ordinary shares,
      par value $0.0001 per share (the
      "Class B ordi
4.    Organizational Documents Proposal B -   For       For          Management
      to authorize the Aurora Innovation
      Board to issue any or all shares of
      Aurora Innovation preferred stock in
      one or more classes or series, with
      such terms and conditions as may be
      expressly determined by the Aurora In
5.    Organizational Documents Proposal C -   For       For          Management
      to provide that the Aurora Innovation
      Board be divided into three classes
      with only one class of directors being
      elected in each year and each class
      serving a three-year term
      ("Organizational Documents Proposal
      C").
6.    Organizational Documents Proposal D -   For       For          Management
      to authorize the adoption of Delaware
      as the exclusive forum for certain
      stockholder litigation.
7.    Organizational Documents Proposal E -   For       For          Management
      to authorize a dual class common stock
      structure pursuant to which holders of
      Aurora Innovation Class A common stock
      will be entitled to cast one vote per
      share of Aurora Innovation Class A
      common stock and holders of
8.    Organizational Documents Proposal F -   For       For          Management
      to authorize all other changes in
      connection with the amendment and
      replacement of Cayman Constitutional
      Documents with the Proposed
      Certificate of Incorporation and
      Proposed Bylaws in connection with the
      consummation
9.    The Director Election Proposal - with   For       For          Management
      respect to the holders of RTPY Class B
      ordinary shares only, to consider and
      vote upon a proposal to approve by
      ordinary resolution the election of
      directors who, upon consummation of
      the Business Combination, will be
10.   The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution for
      purposes of complying with the
      applicable provisions of Nasdaq
      Listing Rule 5635, (i) the issuance of
      Aurora Innovation Class A common stock
      to (a) th
11.   The Incentive Award Plan Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve by ordinary resolution, the
      Aurora Innovation, Inc. 2021 Equity
      Incentive Plan, a copy of which is
      attached to the accompanying proxy
      statement/prospectus as Annex E (the
12.   The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve by
      ordinary resolution the adjournment of
      the extraordinary general meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies in the event


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REVOLUTION ACCELERATION ACQUISITION CORP

Ticker:       RAAC           Security ID:  76156P106
Meeting Date: JUL 20, 2021   Meeting Type: Special
Record Date:  JUN 17, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      approve the Agreement and Plan of
      Merger, dated as of February 23, 2021,
      by and among Revolution Acceleration
      Acquisition Corp (the "Company"),
      Pickup Merger Corp and Berkshire Grey,
      Inc., and approve the transaction
2.    The Nasdaq Proposal - To approve, for   For       For          Management
      purposes of complying with applicable
      listing rules of The Nasdaq Stock
      Market LLC, the issuance of shares of
      Class A common stock of the Company in
      connection with the Business
      Combination.
3.    The Charter Proposals - To approve the  For       For          Management
      proposed third amended and restated
      certificate of incorporation of the
      Company, which will replace the second
      amended and restated certificate of
      incorporation of the Company upon
      closing of the Business Combination
4A.   Perpetual Existence, Name Change and    For       For          Management
      SPAC Provisions - To make the
      Company's corporate existence
      perpetual as opposed to the current
      Company's corporate existence, which
      is required to be dissolved and
      liquidated 24 months following the
      closing of the Com
4B.   Authorized Shares - To increase the     For       For          Management
      number of authorized shares of Company
      Class A common stock from 75,000,000
      to 385,000,000.
4C.   Classified Board - To provide that      For       For          Management
      there shall be three classes of
      directors serving staggered terms,
      with the terms of Class I, Class II
      and Class III directors expiring at
      the annual meeting of stockholders to
      be held in 2022, 2023 and 2024,
      respectivel
4D.   Removal of Ability to Act by Written    For       For          Management
      Consent - To provide that no action
      shall be taken by stockholders except
      at an annual or special meeting of the
      stockholders.
4E.   Voting Thresholds Charter Amendment -   For       For          Management
      To provide that certain amendments to
      provisions of the third amended and
      restated certificate of incorporation
      will require the approval of at least
      two-thirds of the Company's
      then-outstanding shares of capital stoc
4F.   Voting Thresholds Bylaws Amendment -    For       For          Management
      To provide that certain amendments to
      the Company's bylaws will require the
      approval of at least two-thirds of the
      then-outstanding shares of capital
      stock entitled to vote on such
      amendment, provided that if the board
4G.   Opt-Out of DGCL 203 - To provide that   For       For          Management
      the Company shall not be governed by
      Section 203 of the General Corporation
      Law of the State of Delaware.
5.    The Incentive Plan Proposal - To        For       For          Management
      approve and adopt the 2021 Incentive
      Equity Plan of the Company, including
      the authorization of the initial share
      reserve thereunder.
6.1   Election of Director until 2023 Annual  For       For          Management
      General Meeting: John K. Delaney
6.2   Election of Director until 2023 Annual  For       For          Management
      General Meeting: Stephen M. Case
6.3   Election of Director until 2023 Annual  For       For          Management
      General Meeting: Steven A. Museles
6.4   Election of Director until 2023 Annual  For       For          Management
      General Meeting: Phyllis R. Caldwell
6.5   Election of Director until 2023 Annual  For       For          Management
      General Meeting: Jason M. Fish
7A.   Election of Class I Director until      For       For          Management
      2022: Fiona P. Dias
7B.   Election of Class I Director until      For       For          Management
      2022: Serena Wolfe
7C.   Election of Class II Director until     For       For          Management
      2023: Peter Barri
7D.   Election of Class II Director until     For       For          Management
      2023: Sven Strohband
7E.   Election of Class III Director until    For       For          Management
      2024: Thomas Wagner
7F.   Election of Class III Director until    For       For          Management
      2024: John K. Delaney
8.    The Adjournment Proposal - To adjourn   For       For          Management
      the special meeting in lieu of the
      2021 annual meeting of the
      stockholders of the Company (the
      "Special Meeting") to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if,
      based up


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ROGERS CORPORATION

Ticker:       ROG            Security ID:  775133101
Meeting Date: JAN 25, 2022   Meeting Type: Special
Record Date:  DEC 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the Agreement and Plan of    For       For          Management
      Merger, dated as of November 1, 2021
      (as it may be amended from time to
      time, the "Merger Agreement").
2.    To approve, on a non-binding advisory   For       For          Management
      basis, the "golden parachute"
      compensation that may be payable to
      our named executive officers in
      connection with the merger.
3.    To approve one or more adjournments of  For       For          Management
      the special meeting, if necessary or
      appropriate, to solicit additional
      proxies if there are insufficient
      votes at the time of the special
      meeting to approve the Merger
      Agreement.


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SAILPOINT TECHNOLOGIES HOLDINGS, INC.

Ticker:       SAIL           Security ID:  78781P105
Meeting Date: JUN 30, 2022   Meeting Type: Special
Record Date:  MAY 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To consider & vote on the proposal to   For       For          Management
      adopt the Agreement & Plan of Merger,
      dated as of April 10, 2022, (the
      "Merger Agreement"), by & among
      Project Hotel California Holdings, LP,
      a Delaware limited partnership &
      Project Hotel California Merger Sub,
      Inc.,
2.    To consider and vote on the proposal    For       For          Management
      to approve, on an advisory
      (non-binding) basis, the compensation
      that may be paid or become payable to
      SailPoint's named executive officers
      that is based on or otherwise relates
      to the Merger Agreement and the
      transact
3.    To consider and vote on any proposal    For       For          Management
      to adjourn the Special Meeting to a
      later date or dates if necessary or
      appropriate to solicit additional
      proxies if there are insufficient
      votes to adopt the Merger Agreement at
      the time of the Special Meeting.


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SANDERSON FARMS, INC.

Ticker:       SAFM           Security ID:  800013104
Meeting Date: OCT 21, 2021   Meeting Type: Special
Record Date:  SEP 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Proposal to approve the Agreement and   For       For          Management
      Plan of Merger (the "Merger
      Agreement"), dated as of August 8,
      2021, by and among Sanderson Farms,
      Inc. (the "Company"), Walnut Sycamore
      Holdings LLC, Sycamore Merger Sub LLC
      and, solely for purposes of certain
      provis
2.    Proposal to approve, on an advisory     For       For          Management
      (non- binding) basis, the compensation
      that may be paid or become payable to
      the Company's named executive officers
      that is based on or otherwise related
      to the Merger Agreement and the
      transactions contemplated by the
3.    Proposal to adjourn the special         For       For          Management
      meeting of stockholders of the Company
      (the "Special Meeting") to a later
      date or dates if necessary or
      appropriate to solicit additional
      proxies if there are insufficient
      votes to approve Proposal 1 at the
      time of the Spec


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SCIPLAY CORPORATION

Ticker:       SCPL           Security ID:  809087109
Meeting Date: JUN 08, 2022   Meeting Type: Annual
Record Date:  APR 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Barry L. Cottle                For       For          Management
1..2  DIRECTOR-Joshua J. Wilson               For       For          Management
1..3  DIRECTOR-Gerald D. Cohen                For       For          Management
1..4  DIRECTOR-Nick Earl                      For       For          Management
1..5  DIRECTOR-April Henry                    For       For          Management
1..6  DIRECTOR-Constance P. James             For       For          Management
1..7  DIRECTOR-Michael Marchetti              For       For          Management
1..8  DIRECTOR-Charles "CJ" Prober            For       For          Management
1..9  DIRECTOR-William C Thompson, Jr.        For       For          Management
2.    To ratify the appointment of Deloitte   For       For          Management
      & Touche LLP as the Company's
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2022.


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SHAW COMMUNICATIONS INC.

Ticker:       SJR            Security ID:  82028K200
Meeting Date: JAN 12, 2022   Meeting Type: Annual
Record Date:  NOV 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     YOU ARE CORDIALLY INVITED TO ATTEND     None      No Action    Management
      THE ANNUAL MEETING OF SHAREHOLDERS OF
      SHAW COMMUNICATIONS INC. (THE
      "COMPANY") TO BE HELD VIA VIRTUAL
      SHAREHOLDER MEETING ON JANUARY 12,
      2022 AT 2:00 PM MST. PLEASE USE THE
      FOLLOWING URL TO ACCESS THE MEETING
      WWW.VIRTUA


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SOARING EAGLE ACQUISITION CORP.

Ticker:       SRNGU          Security ID:  G8354H100
Meeting Date: SEP 14, 2021   Meeting Type: Special
Record Date:  AUG 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - to  For       For          Management
      consider and vote upon a proposal to
      approve and adopt, by way of ordinary
      resolution, the agreement and plan of
      merger, dated as of May 11, 2021 (as
      may be amended, restated, supplemented
      or otherwise modified from
2.    The Domestication Proposal - to         For       For          Management
      consider and vote upon a proposal to
      approve, by way of special resolution
      in accordance with Article 49 of
      SRNG's amended and restated articles
      of association, assuming the Business
      Combination Proposal is approved and
      ado
3.    The Governing Documents Proposal - to   For       For          Management
      consider and vote upon a proposal to
      approve and adopt, by way of special
      resolution, assuming the Business
      Combination Proposal and the
      Domestication Proposal are approved
      and adopted, the proposed certificate
      of inc
4A.   Advisory Governing Documents Proposal   For       For          Management
      A - Under the Proposed Charter, New
      Ginkgo will be authorized to issue
      16,000,000,000 shares of capital
      stock, consisting of (i)
      15,800,000,000 shares of common stock,
      including 10,500,000,000 shares of New
      Ginkgo Cla
4B.   Advisory Governing Documents Proposal   For       For          Management
      B - Holders of shares of New Ginkgo
      Class A common stock will be entitled
      to cast one vote per share of New
      Ginkgo Class A common stock on each
      matter properly submitted to New
      Ginkgo's stockholders entitled to vote,
4C.   Advisory Governing Documents Proposal   For       For          Management
      C - The number of directors
      constituting the New Ginkgo board of
      directors (the "New Ginkgo Board")
      shall be fixed from time to time
      solely by resolution of the New Ginkgo
      Board and the holders of shares of New
      Ginkgo
4D.   Advisory Governing Documents Proposal   For       For          Management
      D - (i) The number of authorized
      shares of New Ginkgo Class A common
      stock, New Ginkgo Class B common stock
      and New Ginkgo Class C common stock
      may be increased by the affirmative
      vote of the holders of shares represe
4E.   Advisory Governing Documents Proposal   For       For          Management
      E - Authorization of all other changes
      in the Proposed Charter and the
      Proposed Bylaws, including (1)
      adopting Delaware as the exclusive
      forum for certain stockholder
      litigation and the federal district
      courts of the
4F.   Advisory Governing Documents Proposal   For       For          Management
      F - Authorization of an amendment to
      the Proposed Charter in order to
      change the corporate name of "Soaring
      Eagle Acquisition Corp." to "Ginkgo
      Bioworks Holdings, Inc." in connection
      with the consummation of the Busin
5.    The Director Election Proposal - For    For       For          Management
      holders of SRNG Class B ordinary
      shares, to consider and vote upon a
      proposal to approve, by way of
      ordinary resolution, assuming the
      Business Combination Proposal, the
      Domestication Proposal and the
      Governing Document
6.    The Stock Issuance Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve, by way of ordinary
      resolution, assuming the Business
      Combination Proposal, the
      Domestication Proposal, the Governing
      Documents Proposal and the Director
      Election Proposal are a
7.    The Incentive Plan Proposal - to        For       For          Management
      consider and vote upon a proposal to
      approve by way of ordinary resolution,
      assuming the Business Combination
      Proposal, the Domestication Proposal,
      the Governing Documents Proposal, the
      Director Election Proposal and the S
8.    The ESPP Proposal - to consider and     For       For          Management
      vote upon a proposal to approve by way
      of ordinary resolution, assuming the
      Business Combination Proposal, the
      Domestication Proposal, the Governing
      Documents Proposal, the Director
      Election Proposal, the Stock Issuance
9.    The Adjournment Proposal - to consider  For       For          Management
      and vote upon a proposal to approve by
      way of ordinary resolution the
      adjournment of the Special Meeting to
      a later date or dates, if necessary,
      to permit further solicitation and
      vote of proxies if, based upon the t


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SPARTAN ACQUISITION CORP. III

Ticker:       SPAQ           Security ID:  84677R106
Meeting Date: MAR 08, 2022   Meeting Type: Special
Record Date:  JAN 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      (a) approve and adopt the Business
      Combination Agreement, dated as of
      July 28, 2021 (the "Business
      Combination Agreement"), by and among
      Spartan, Athena Pubco B.V., a Dutch
      privat
2.    The Governance Proposal - To consider   For       For          Management
      and vote upon, on a non- binding
      advisory basis, a proposal to approve
      certain governance provisions
      contained in the Articles of
      Association of Allego N.V., the
      successor to Allego following the
      Business Combination
3.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the special meeting
      to a later date or dates, if necessary
      or appropriate, to permit further
      solicitation and vote of proxies in
      the event that there are insuffi


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SPORTS ENTERTAINMENT ACQUISITION CORP

Ticker:       SEAH           Security ID:  84918M106
Meeting Date: JAN 26, 2022   Meeting Type: Special
Record Date:  DEC 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal - to      For       For          Management
      approve and adopt Business Combination
      Agreement ("Business Combination
      Agreement"), by and among SEAC, SGHC
      Ltd. a non-cellular company ltd. by
      shares Inc. under the laws of Island
      of Guernsey ("SGHC"), Super Group (SGH
2.    the Equity Incentive Plan Proposal -    For       For          Management
      to consider and vote, on an advisory
      and non- binding basis, upon a
      proposal to approve, assuming the
      Business Combination Proposal is
      approved and adopted, the 2021 Equity
      Incentive Plan.
3.    the Employee Stock Purchase Plan        For       For          Management
      Proposal - to consider and vote, on an
      advisory and non-binding basis, upon a
      proposal to approve, assuming the
      Business Combination Proposal is
      approved and adopted, the 2021
      Employee Stock Purchase Plan.
4.    the Adjournment Proposal - to approve   For       For          Management
      the adjournment of the special meeting
      to a later date or dates, if necessary
      or appropriate, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in conn


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SPORTSMAN'S WAREHOUSE HOLDINGS, INC.

Ticker:       SPWH           Security ID:  84920Y106
Meeting Date: MAY 25, 2022   Meeting Type: Annual
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Martha Bejar      For       For          Management
1B.   Election of Director: Richard McBee     For       For          Management
2.    Approve an amendment and restatement    For       For          Management
      of the Company's Amended and Restated
      Certificate of Incorporation to
      declassify the Board of Directors and
      remove obsolete provisions.
3.    Ratify the appointment of Grant         For       For          Management
      Thornton LLP as the Company's
      independent registered public
      accounting firm for fiscal year 2022.
4.    Approve, on an advisory basis, the      For       For          Management
      Company's named executive officer
      compensation.


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SPX FLOW, INC.

Ticker:       FLOW           Security ID:  78469X107
Meeting Date: MAR 03, 2022   Meeting Type: Special
Record Date:  JAN 31, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Merger Proposal - To approve the        For       For          Management
      Agreement and Plan of Merger, dated as
      of December 12, 2021 (the "Merger
      Agreement"), by and among LSF11
      Redwood Acquisitions, LLC ("Buyer"),
      Redwood Star Merger Sub, Inc., a
      wholly owned subsidiary of Buyer
      ("Merger Sub")
2.    Advisory Compensation Proposal - To     For       For          Management
      approve, on an advisory (non-binding)
      basis, certain compensation that may
      be paid or become payable to the
      Company's named executive officers in
      connection with the Merger (the
      "Advisory Compensation Proposal").
3.    Adjournment Proposal - To approve one   For       For          Management
      or more adjournments of the Special
      Meeting to a later date or dates, if
      necessary or appropriate, including to
      solicit additional proxies if there
      are insufficient votes at the time of
      the Special Meeting or any adjo


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STAMPS.COM INC.

Ticker:       STMP           Security ID:  852857200
Meeting Date: SEP 30, 2021   Meeting Type: Special
Record Date:  AUG 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Agreement and  For       For          Management
      Plan of Merger dated as of July 8,
      2021, by and among Stamps.com, Stream
      Parent, LLC and Stream Merger Sub, Inc.
      , as amended from time to time.
2.    To approve on an advisory               For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      Stamps.com's named executive officers
      that is based on or otherwise relates
      to the Merger Agreement and the
      transactions contemplated by the
      Merger Agree
3.    To approve any proposal to adjourn the  For       For          Management
      Special Meeting from time to time, if
      necessary or appropriate as determined
      in the discretion of the Board of
      Directors or the Chairman of the
      Board, to solicit additional proxies
      if there are insufficient votes to


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STARBOARD VALUE ACQUISITION CORP

Ticker:       SVAC           Security ID:  85521J109
Meeting Date: JUL 28, 2021   Meeting Type: Special
Record Date:  JUN 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      (a) approve and adopt the Agreement
      and Plan of Merger, dated as of
      February 21,  2021, by and among SVAC,
      Mundo Merger Sub 1, Inc., Mundo Merger
      Sub 2, LLC, Cyxtera Technologies,
2.    The Charter Proposal - To consider and  For       For          Management
      vote upon a proposal to approve and
      adopt amendments to SVAC's amended and
      restated certificate of incorporation
      to be effective upon the consummation
      of the Business Combination, which
      will include amendments to inc
3.    The Nasdaq Proposal - To consider and   For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with applicable
      listing rules of the Nasdaq Stock
      Market LLC, the issuance of shares of
      Class A common stock to SIS Holdings
      LP, the PIPE Investors and, if ne
4.    The Director Election Proposal - To     For       For          Management
      consider and vote upon a proposal to
      elect the nine director nominees to
      the board of directors effective as of
      the closing of the Business
      Combination in accordance with the
      Merger Agreement.
5.    The 2021 Incentive Plan Proposal - To   For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Cyxtera
      Technologies, Inc. 2021 Omnibus
      Incentive Plan, substantially in the
      form attached as Annex G to this proxy
      statement, and the material terms
      thereund
6.    The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve
      the adjournment of the special meeting
      to a later date or dates, if necessary
      or appropriate, to permit further
      solicitation and vote of proxies in
      the event that there are insuffi


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SVF INVESTMENT CORP. 3

Ticker:       SVFC           Security ID:  G8601N108
Meeting Date: JUN 03, 2022   Meeting Type: Special
Record Date:  APR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve, by ordinary resolution under
      Cayman Islands law, the Business
      Combination and adopt the Agreement
      and Plan of Merger, dated as of
      December 12, 2021 (as it may be
      amended,
2.    The Domestication Proposal - To         For       For          Management
      consider and vote upon a proposal to
      approve, by special resolution under
      Cayman Islands law, assuming the
      Business Combination Proposal is
      approved and adopted, the change of
      SVF 3's jurisdiction of incorporation
      from the
3.    The Organizational Documents Proposal   For       For          Management
      - To consider and vote upon a proposal
      to approve and adopt, by special
      resolution under Cayman Islands law,
      assuming the Business Combination
      Proposal and the Domestication
      Proposal are approved and adopted, the
      prop
4A.   Governance Proposal - To increase the   For       For          Management
      authorized share capital from
      221,000,000 shares divided into
      200,000,000 Class A ordinary shares,
      par value $0.0001 per share,
      20,000,000 Class B ordinary shares,
      par value $0.0001 per share, and
      1,000,000 preferred
4B.   Governance Proposal - To provide that   For       For          Management
      the Proposed Charter may be amended by
      the affirmative vote of a majority of
      the outstanding shares of voting stock
      entitled to vote thereon, voting
      together as a single class, except
      that (a) Section 4.03(b) through
4C.   Governance Proposal - To provide for    For       For          Management
      (i) the election of directors by a
      majority of the votes cast in respect
      of the shares present in person or
      represented by proxy at the meeting
      and entitled to vote on the election
      of directors, (ii) the filling of new
4D.   Governance Proposal - To elect not to   For       For          Management
      be governed by Section 203 of the
      General Corporation Law of the State
      of Delaware.
4E.   Governance Proposal - To provide that   For       For          Management
      the Court of Chancery of the State of
      Delaware or, if such court does not
      have subject matter jurisdiction
      thereof, another state or federal
      court located within the State of
      Delaware, shall be the exclusive forum
      for
4F.   Governance Proposal - To provide that   For       For          Management
      (i) each holder of record of Class A
      common stock, Class B common stock and
      Class V- 1 common stock shall be
      entitled to one vote per share on all
      matters which stockholders generally
      are entitled to vote, and (ii) ea
4G.   Governance Proposal - To provide that   For       For          Management
      (i) holders of Class A common stock
      and Class B common stock, as such,
      shall be entitled to the payment of
      dividends and other distributions of
      cash, stock or property on the Class A
      common stock and Class B common st
4H.   Governance Proposal - To eliminate      For       For          Management
      various provisions in Articles
      applicable only to blank check
      companies, including the provisions
      requiring that SVF 3 have net tangible
      assets of at least $5,000,001
      immediately prior to, or upon such
      consummation of, a
5.1   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Richard B.
      Cohen
5.2   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Michael J.
      Loparco
5.3   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Rollin Ford
5.4   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Charles Kane
5.5   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Todd Krasnow
5.6   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Vikas J.
      Parekh
5.7   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Merline
      Saintil
5.8   Election of Director to serve until     For       For          Management
      the 2023 Annual Meeting: Michael Rhodin
6.    The Merger Issuance Proposal - To       For       For          Management
      consider and vote upon a proposal to
      approve, by ordinary resolution under
      Cayman Islands law, for purposes of
      complying with applicable listing
      rules of the Nasdaq Capital Market
      ("NASDAQ"), the issuance of shares of
      com
7.    The Subscription Agreements Proposal -  For       For          Management
      To consider and vote upon a proposal
      to approve, by ordinary resolution
      under Cayman Islands law, for purposes
      of complying with applicable listing
      rules of NASDAQ, the issuance of
      shares of Class A common stock purs
8.    The Incentive Compensation Plan         For       For          Management
      Proposal - To consider and vote upon a
      proposal to approve and adopt, by
      ordinary resolution under Cayman
      Islands law, the Incentive
      Compensation Plan (as defined in the
      proxy statement/prospectus).
9.    The ESPP Proposal - To consider and     For       For          Management
      vote upon a proposal to approve and
      adopt, by ordinary resolution under
      Cayman Islands law, the ESPP (as
      defined in the proxy
      statement/prospectus).
10.   The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to approve,
      by ordinary resolution under Cayman
      Islands law, the adjournment of the
      Extraordinary General Meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vo


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TAILWIND ACQUISITION CORP.

Ticker:       TWND           Security ID:  87403Q102
Meeting Date: AUG 17, 2021   Meeting Type: Special
Record Date:  JUN 02, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Business Combination
      Agreement, dated as of March 1, 2021,
      by and among Tailwind Acquisition Corp.
      , a Delaware corporation ("Tailwind"),
      Compass Merger Sub, Inc., a De
2.    The Charter Proposal - To consider and  For       For          Management
      vote upon a proposal to approve New
      QOMPLX's (as defined in the proxy
      statement/ prospectus) amended and
      restated certificate of incorporation,
      to be approved and adopted in
      connection with the Business
      Combination,
3.    Governing Documents Proposal - To       For       For          Management
      decrease the number of authorized
      shares of Tailwind from 551,000,000 to
      501,000,000.
4.    Governing Documents Proposal - To       For       For          Management
      eliminate the classification of
      Tailwind's Class B common stock, par
      value $0.0001 per share.
5.    Governing Documents Proposal - To       For       For          Management
      provide that the number of authorized
      shares of common stock or preferred
      stock may be increased or decreased by
      the affirmative vote of the holders of
      at least a majority of the voting
      power of the stock outstanding and
6.    Governing Documents Proposal - To       For       For          Management
      remove the provisions regarding the
      doctrine of corporate opportunity from
      the Post- Closing New QOMPLX
      Certificate of Incorporation.
7.    Governing Documents Proposal - To       For       For          Management
      provide that the vote of two- thirds
      of the voting power of the stock
      outstanding and entitled to vote
      thereon, voting together as a single
      class, shall be required to adopt,
      amend or repeal any portion of Post-
      Closing N
8.    The NYSE Proposal - To consider and     For       For          Management
      vote upon a proposal to approve, for
      purposes of complying with applicable
      listing rules of the New York Stock
      Exchange, the issuance of shares of
      Class A common stock, par value $0.
      0001 per share, of New QOMPLX.
9.    The Incentive Plan Proposal - To        For       For          Management
      consider and vote upon a proposal to
      approve and adopt the 2021 QOMPLX, Inc.
      Incentive Equity Plan.
10.   The Adjournment Proposal - To consider  For       For          Management
      and vote upon a proposal to adjourn
      the Tailwind Special Meeting to a
      later date or dates, if necessary, to
      permit further solicitation and vote
      of proxies if, based upon the
      tabulated vote at the time of the
      Tailwin


--------------------------------------------------------------------------------

TALEND S.A.

Ticker:       TLND           Security ID:  874224207
Meeting Date: JUL 26, 2021   Meeting Type: Special
Record Date:  JUN 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
O1    To approve appointment of Amy Coleman   For       For          Management
      Redenbaugh as director subject to
      conditions precedent.
O2    To approve appointment of Kenneth       For       For          Management
      Virnig as director subject to
      conditions precedent.
O3    To approve appointment of Mike          For       For          Management
      Hoffmann as director subject to
      conditions precedent.
O4    To approve appointment of Elizabeth     For       For          Management
      Yates as director subject to
      conditions precedent.
O5    To approve appointment of David Murphy  For       For          Management
      as director subject to conditions
      precedent.
O6    To approve appointment of Kristin       For       For          Management
      Nimsger as director subject to
      conditions precedent.
O7    To approve appointment of Jim Hagan as  For       For          Management
      director subject to conditions
      precedent.
E8    Review and approval of a draft partial  For       For          Management
      asset contribution agreement and
      approval of the contribution subject
      thereof, governed by the demerger
      legal regime (apport partiel d'actifs
      soumis au regime des scissions), by
      Talend SA to Talend SAS, a wholly owne
E9    Review and approval of a draft          For       For          Management
      cross-border merger plan and approval
      of the merger by absorption subject
      thereof, of Talend SA by Tahoe
      AcquireCo B.V., a private company with
      limited liability (besloten
      vennootschap met beperkte
      aansprakelijkheid) organiz
E10   To give powers to carry out all filing  For       For          Management
      and publication formalities required
      by law.


--------------------------------------------------------------------------------

TEEKAY LNG PARTNERS L.P.

Ticker:       TGP            Security ID:  Y8564M105
Meeting Date: DEC 01, 2021   Meeting Type: Special
Record Date:  OCT 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The approval of the Merger Agreement    For       For          Management
      and the Merger.
2.    The adjournment of the Special Meeting  For       For          Management
      to a later date or dates, if necessary
      or appropriate, to solicit additional
      proxies if there are insufficient
      votes to approve the Merger Agreement
      and the Merger at the time of the
      Special Meeting.


--------------------------------------------------------------------------------

TEGNA INC.

Ticker:       TGNA           Security ID:  87901J105
Meeting Date: MAY 17, 2022   Meeting Type: Special
Record Date:  APR 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the adoption of the          For       For          Management
      Agreement and Plan of Merger, dated as
      of February 22, 2022, as amended by
      Amendment No. 1 on March 10, 2022 (as
      may be further amended or
      supplemented, the "Merger Agreement"),
      by and among TEGNA Inc. ("TEGNA"),
      Teton Paren
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      TEGNA's named executive officers that
      is based on or otherwise relates to
      the Merger Agreement and the
      transactions contemplated by the
      Merger Agreement
3.    To adjourn the Special Meeting to a     For       For          Management
      later date or dates if necessary or
      appropriate to solicit additional
      proxies if there are insufficient
      votes to adopt the Merger Agreement at
      the time of the Special Meeting.


--------------------------------------------------------------------------------

TEGNA INC.

Ticker:       TGNA           Security ID:  87901J105
Meeting Date: JUN 21, 2022   Meeting Type: Annual
Record Date:  MAY 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Gina L. Bianchini For       For          Management
1B.   Election of Director: Howard D. Elias   For       For          Management
1C.   Election of Director: Stuart J. Epstein For       For          Management
1D.   Election of Director: Lidia Fonseca     For       For          Management
1E.   Election of Director: David T. Lougee   For       For          Management
1F.   Election of Director: Karen H. Grimes   For       For          Management
1G.   Election of Director: Scott K. McCune   For       For          Management
1H.   Election of Director: Henry W. McGee    For       For          Management
1I.   Election of Director: Bruce P. Nolop    For       For          Management
1J.   Election of Director: Neal Shapiro      For       For          Management
1K.   Election of Director: Melinda C. Witmer For       For          Management
2.    COMPANY PROPOSAL TO RATIFY the          For       For          Management
      appointment of PricewaterhouseCoopers
      LLP as the Company's independent
      registered public accounting firm for
      the 2022 fiscal year.
3.    COMPANY PROPOSAL TO APPROVE, ON AN      For       For          Management
      ADVISORY BASIS, the compensation of
      the Company's named executive officers.
4.    SHAREHOLDER PROPOSAL regarding          Against   Against      Shareholder
      shareholder right to call a special
      meeting.


--------------------------------------------------------------------------------

TENNECO INC.

Ticker:       TEN            Security ID:  880349105
Meeting Date: JUN 07, 2022   Meeting Type: Annual
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Merger Agreement and       For       For          Management
      approve the Merger.
2.    To approve certain compensation         For       For          Management
      arrangements for the company's named
      executive officers in connection with
      the merger.
3.    To approve the adjournment of the       For       For          Management
      Annual Meeting, if necessary, to
      continue to solicit votes to adopt the
      Merger Agreement and approve the
      Merger.
4A.   Election of Director: Roy V. Armes      For       For          Management
4B.   Election of Director: Thomas C. Freyman For       For          Management
4C.   Election of Director: Denise Gray       For       For          Management
4D.   Election of Director: Brian J. Kesseler For       For          Management
4E.   Election of Director: Michelle A.       For       For          Management
      Kumbier
4F.   Election of Director: Dennis J. Letham  For       For          Management
4G.   Election of Director: James S. Metcalf  For       For          Management
4H.   Election of Director: Aleksandra A.     For       For          Management
      Miziolek
4I.   Election of Director: Charles K.        For       For          Management
      Stevens, III
4J.   Election of Director: John S. Stroup    For       For          Management
5.    Ratify appointment of                   For       For          Management
      PricewaterhouseCoopers LLP as
      independent public accountants for
      2022.
6.    Approve executive compensation in an    For       For          Management
      advisory vote.


--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SVCS GROUP, INC.

Ticker:       HIG            Security ID:  416515104
Meeting Date: MAY 18, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Larry D. De Shon  For       For          Management
1B.   Election of Director: Carlos Dominguez  For       For          Management
1C.   Election of Director: Trevor Fetter     For       For          Management
1D.   Election of Director: Donna James       For       For          Management
1E.   Election of Director: Kathryn A.        For       For          Management
      Mikells
1F.   Election of Director: Teresa W.         For       For          Management
      Roseborough
1G.   Election of Director: Virginia P.       For       For          Management
      Ruesterholz
1H.   Election of Director: Christopher J.    For       For          Management
      Swift
1I.   Election of Director: Matthew E. Winter For       For          Management
1J.   Election of Director: Greig Woodring    For       For          Management
2.    Ratification of the appointment of      For       For          Management
      Deloitte & Touche LLP as the
      independent registered public
      accounting firm of the Company for the
      fiscal year ending December 31, 2022.
3.    Management proposal to approve, on a    For       For          Management
      non-binding advisory basis, the
      compensation of the Company's named
      executive officers as disclosed in the
      Company's proxy statement.
4.    Management proposal to select, on a     1 Year    1 Year       Management
      nonbinding, advisory basis, the
      preferred frequency for the advisory
      vote on named executive officer
      compensation.
5.    Shareholder proposal that the           Against   Against      Shareholder
      Company's Board adopt policies
      ensuring its underwriting practices do
      not support new fossil fuel supplies.


--------------------------------------------------------------------------------

THIMBLE POINT ACQUISITION CORP.

Ticker:       THMA           Security ID:  88408P107
Meeting Date: NOV 30, 2021   Meeting Type: Special
Record Date:  OCT 18, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    A proposal to (a) approve and adopt     For       For          Management
      the Business Combination Agreement,
      dated as of June 21, 2021 (as it may
      be amended, supplemented or otherwise
      modified from time to time in
      accordance with its terms, the
      "Business Combination Agreement"), by
      and among
2.    A proposal to amend the current         For       For          Management
      certificate of incorporation of THMA
      (the "Current Charter") and adopt the
      Second Amended and Restated
      Certificate of Incorporation (the
      "Proposed Charter") to be effective
      upon the consummation of the Merger
      (the "Closing"
3.    On a non-binding advisory basis, a      For       For          Management
      separate proposal with respect to
      certain governance provisions in the
      Proposed Charter in accordance with
      Securities and Exchange Commission
      guidance. The Proposed Charter, and
      the provisions that are the subject of
      thi
4..1  DIRECTOR-Zack Lynch                     For       For          Management
4..2  DIRECTOR-Kirthiga Reddy                 For       For          Management
4..3  DIRECTOR-Andrew J. Schwab               For       For          Management
4..4  DIRECTOR-Alison Bauerlein               For       For          Management
4..5  DIRECTOR-Nancy Schlichting              For       For          Management
4..6  DIRECTOR-Jorge Gomez                    For       For          Management
4..7  DIRECTOR-Corey McCann                   For       For          Management
5.    A proposal to approve, in connection    For       For          Management
      with the Merger, for purposes of
      complying with applicable listing
      rules of the NASDAQ Stock Market
      ("NASDAQ"), the issuance and/or sale
      of (a) up to 132,395,625 THMA Class A
      Common Shares to the holders of Pear's
      capi
6.    A proposal to approve and adopt the     For       For          Management
      Pear Holdings Corp. 2021 Stock Option
      and Incentive Plan (the "2021 Plan"),
      a copy of which is attached as Annex K
      to the Proxy Statement, and the
      material terms thereunder.
7.    A proposal to approve and adopt the     For       For          Management
      Pear Holdings Corp. Employee Stock
      Purchase Plan (the "2021 ESPP"), a
      copy of which is attached as Annex L
      to the Proxy Statement, and the
      material terms thereunder.
8.    A proposal to approve the adjournment   For       For          Management
      of the Special Meeting to a later date
      or dates, if necessary, to permit
      further solicitation and vote of
      proxies in the event that there are
      insufficient votes for, or otherwise
      in connection with, Proposals 1-2 and


--------------------------------------------------------------------------------

TILRAY, INC.

Ticker:       TLRY           Security ID:  88688T100
Meeting Date: SEP 10, 2021   Meeting Type: Special
Record Date:  JUN 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Approve an amendment to Tilray's        For       For          Management
      Amended and Restated Certificate of
      Incorporation (the "Certificate of
      Incorporation") to increase the
      authorized capital stock of Tilray
      from 743,333,333 shares to 990,000,000
      shares of capital stock.
2.    Approve an amendment to the             For       For          Management
      Certificate of Incorporation to elect
      not to be governed by Section 203 of
      Delaware General Corporation Law.
3.    Approve an amendment to the             For       For          Management
      Certificate of Incorporation to permit
      stockholders of the Company to take
      action by written consent.
4.    Approve amendments to the Certificate   For       For          Management
      of Incorporation related to the
      following governance changes: (1)
      eliminate the dual structure of Class
      1 Common Stock and Class 2 Common
      Stock; (2) declassify the board of
      directors of the Company; (3) remove
      limitat
5.    Approve amendments to the Certificate   For       For          Management
      of incorporation to eliminate certain
      provisions related to the Company's
      prior status as a "controlled company"
      and make other administrative and
      conforming amendments and changes as
      necessary in light of the foregoi
6.    Approve the adjournment of the special  For       For          Management
      meeting, if necessary or appropriate,
      to solicit additional proxies in the
      event there are not sufficient votes
      to approve the foregoing proposals.


--------------------------------------------------------------------------------

TILRAY, INC.

Ticker:       TLRY           Security ID:  88688T100
Meeting Date: NOV 22, 2021   Meeting Type: Annual
Record Date:  SEP 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Brendan Kennedy*               For       For          Management
1..2  DIRECTOR-John M. Herhalt*               For       For          Management
1..3  DIRECTOR-Walter Robb*                   For       For          Management
1..4  DIRECTOR-Jodi Butts#                    For       For          Management
1..5  DIRECTOR-David Hopkinson#               For       For          Management
1..6  DIRECTOR-Thomas Looney#                 For       For          Management
1..7  DIRECTOR-Irwin D. Simon+                For       For          Management
1..8  DIRECTOR-Renah Persofsky+               For       For          Management
1..9  DIRECTOR-David Clanachan+               For       For          Management
2.    To approve, the non-binding advisory    For       For          Management
      resolution on the named executive
      officer compensation.
3.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as our
      independent registered public
      accounting firm for the fiscal year
      ending May 31, 2022.


--------------------------------------------------------------------------------

TOWER SEMICONDUCTOR LTD.

Ticker:       TSEM           Security ID:  M87915274
Meeting Date: APR 25, 2022   Meeting Type: Special
Record Date:  MAR 16, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Merger Proposal: To approve the     For       For          Management
      acquisition of the Company by Intel FS
      Inc., a Delaware corporation
      ("Parent"), including the approval of:
      (a) the Agreement and Plan of Merger,
      (as it may be amended from time to
      time, the "Merger Agreement"), dated Fe
1A.   Please confirm that you ARE NOT a       None      No Action    Management
      "Parent Affiliate" by checking the
      "YES" box. If you cannot confirm that
      you are not a Parent Affiliate, check
      the "NO" box. As described in the
      proxy statement, a "Parent Affiliate"
      generally means that you are (a) Paren
2.    The Adjournment Proposal: To approve    For       For          Management
      the adjournment of the extraordinary
      general meeting to a later date or
      dates if necessary to solicit
      additional proxies if there are
      insufficient votes to approve the
      Merger Proposal at the time of the
      extraordinary g


--------------------------------------------------------------------------------

TPCO HOLDING CORP

Ticker:                      Security ID:  87270T106
Meeting Date: JUN 22, 2022   Meeting Type: MIX
Record Date:  APR 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
CMMT  09 MAY 2022: PLEASE NOTE THAT           None      Did not vote Management
      SHAREHOLDERS ARE ALLOWED TO VOTE 'IN
      FAVOR' OR-'ABSTAIN' ONLY FOR
      RESOLUTION NUMBERS 1.A TO 1.G AND 4.
      THANK YOU.
1.A   ELECTION OF DIRECTOR: MICHAEL AUERBACH  For       For          Management
1.B   ELECTION OF DIRECTOR: MORGAN CALLAGY    For       For          Management
1.C   ELECTION OF DIRECTOR: MARK CASTANEDA    For       For          Management
1.D   ELECTION OF DIRECTOR: TROY DATCHER      For       For          Management
1.E   ELECTION OF DIRECTOR: AL FOREMAN        For       For          Management
1.F   ELECTION OF DIRECTOR: LELAND HENSCH     For       For          Management
1.G   ELECTION OF DIRECTOR: DANIEL NEUKOMM    For       For          Management
2     THE APPROVAL OF A SPECIAL RESOLUTION,   For       For          Management
      AS SET FORTH IN APPENDIX. A ATTACHED
      TO THE PROXY STATEMENT, ADOPTING THE
      AMENDED AND RESTARTED TPCO HOLDING
      CORP. EQUITY INCENTIVE PLAN
3     THE APPROVAL OF A SPECIAL RESOLUTION,   For       For          Management
      AS SET FORTH IN APPENDIX B ATTACHED TO
      THE PROXY STATEMENT, AMENDING THE
      ARTICLES OF THE TPCO HOLDING CORP. TO
      INCREASE THE QUORUM NECESSARY FOR THE
      TRANSACTION OF BUSINESS AT MEETING OF
      SHAREHOLDER FROM AT LEAST 25%
4     THE REAPPOINTMENT OF MNP LLP, AS TPCO   For       For          Management
      HOLDING CORP'S AUDITOR AND INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM AND
      THE AUTHORIZATION OF THE BOARD OF
      DIRECTORS OF TPCO HOLDING CORP. TO FIX
      THE INDEPENDENT AUDITOR'S REMUNERATION
      AND TERMS OF ENGAGEMENT
CMMT  09 MAY 2022: PLEASE NOTE THAT THIS IS   None      Did not vote Management
      A REVISION DUE TO MODIFICATION OF
      THE-TEXT OF RESOLUTIONS 2 AND 3 AND
      MODIFICATION OF COMMENT. IF YOU HAVE
      ALREADY-SENT IN YOUR VOTES, PLEASE DO
      NOT VOTE AGAIN UNLESS YOU DECIDE TO
      AMEND YOUR-ORIGINAL INSTRUCTIONS. TH


--------------------------------------------------------------------------------

TPG PACE TECH OPPORTUNITIES CORPORATION

Ticker:       PACE           Security ID:  G8990Y103
Meeting Date: SEP 14, 2021   Meeting Type: Special
Record Date:  AUG 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    The Business Combination Proposal - To  For       For          Management
      approve as an ordinary resolution and
      adopt the Business Combination
      Agreement, dated as of January 28,
      2021, as amended on March 19, 2021, on
      July 14, 2021, on August 11, 2021 and
      on August 18, 2021, by and among TP
2)    The Domestication Proposal - To         For       For          Management
      approve as a special resolution, that
      TPG Pace be de-registered in the
      Cayman Islands pursuant to article 47
      of its articles of association and
      registered by way of continuation as a
      corporation under the laws of the state
3)    The Charter Proposal - To approve as a  For       For          Management
      special resolution that, upon the
      Domestication, the amended and
      restated memorandum and articles of
      incorporation of TPG Pace (the
      "Existing Governing Documents") be
      amended and restated by the proposed
      certificate
4)    Governing Documents Proposal A - To     For       For          Management
      change the authorized share capital of
      TPG Pace from US $22,100 divided into
      (i) 200,000,000 Class A ordinary
      shares, par value $0.0001 per share,
      (ii) 20,000,000 Class F ordinary
      shares, par value $0.0001 per share, an
5)    Governing Documents Proposal B - To     For       For          Management
      approve as an ordinary resolution, the
      authorization to the Nerdy Inc. board
      of directors (the "Nerdy Inc. Board")
      to issue any or all shares of Nerdy
      Inc. preferred stock in one or more
      classes or series, with such ter
6)    Governing Documents Proposal C - To     For       For          Management
      approve as an ordinary resolution, the
      provision that certain provisions of
      the proposed certificate of
      incorporation of Nerdy Inc. are
      subject to that certain agreement by
      and among TPG Pace, Cohn Investments,
      LLC, Cha
7)    Governing Documents Proposal D - To     For       For          Management
      approve as an ordinary resolution, the
      provision that removes the ability of
      Nerdy Inc. stockholders to take action
      by written consent in lieu of a
      meeting.
8)    Governing Documents Proposal E - To     For       For          Management
      approve as an ordinary resolution, the
      provision that, upon the
      Domestication, any director or the
      entire Nerdy Inc. Board may be removed
      from office, but only for cause and
      only by the affirmative vote of the
      holders o
9)    Governing Documents Proposal F - To     For       For          Management
      approve as an ordinary resolution all
      other changes necessary or desirable
      in connection with the replacement of
      Existing Governing Documents with the
      proposed certificate of incorporation
      and proposed bylaws as part of
10).1 DIRECTOR-Charles Cohn                   For       For          Management
10).2 DIRECTOR-Catherine Beaudoin             For       For          Management
10).3 DIRECTOR-Erik Blachford                 For       For          Management
10).4 DIRECTOR-Rob Hutter                     For       For          Management
10).5 DIRECTOR-C. (Woody) Marshall            For       For          Management
10).6 DIRECTOR-Greg Mrva                      For       For          Management
10).7 DIRECTOR-Kathleen Phili                 For       For          Management
11)   The NYSE Proposal - To approve as an    For       For          Management
      ordinary resolution, assuming the
      Business Combination Proposal and the
      Governing Documents Proposals are
      approved and adopted, for purposes of
      complying with the applicable
      provisions of Section 312.03 of the
      NYSE Lis
12)   The Equity Incentive Plan Proposal -    For       For          Management
      To approve as an ordinary resolution,
      the Equity Incentive Plan, a copy of
      which is attached to the proxy
      statement/prospectus as Annex K.
13)   The Adjournment Proposal - To approve   For       For          Management
      as an ordinary resolution, the
      adjournment of the extraordinary
      general meeting to a later date or
      dates (A) to the extent necessary to
      ensure that any required supplement or
      amendment to the proxy
      statement/prospectu


--------------------------------------------------------------------------------

TRILLIUM THERAPEUTICS INC.

Ticker:       TRIL           Security ID:  89620X506
Meeting Date: OCT 26, 2021   Meeting Type: Special
Record Date:  SEP 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and, if deemed advisable,   For       For          Management
      pass, with or without variation, a
      special resolution, the full text of
      which is set forth in Appendix B to
      the accompanying Management
      Information Circular and Proxy
      Statement of Trillium dated September
      27, 2021 (th
2     To consider and, if deemed advisable,   For       For          Management
      pass an advisory (non- binding)
      resolution on specified compensation
      that may become payable to the named
      executive officers of Trillium in
      connection with the Arrangement, all
      as more particularly described in the
      In


--------------------------------------------------------------------------------

TWC TECH HOLDINGS II CORP.

Ticker:       TWCT           Security ID:  90117G105
Meeting Date: AUG 27, 2021   Meeting Type: Special
Record Date:  AUG 05, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve and adopt the Business       For       For          Management
      Combination Agreement and Plan of
      Merger, dated as of April 8, 2021 (as
      it may be amended or restated from
      time to time, the "Business
      Combination Agreement"), by and among
      Cellebrite DI Ltd. ("Cellebrite"), TWC
      Tech Hold
2.    To approve and adopt the amended        For       For          Management
      articles of association of TWC to be
      effective upon the consummation of the
      Business Combination in the form
      attached to the accompanying proxy
      statement as Annex B.
3.    To approve any proposal to adjourn the  For       For          Management
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies if,
      based upon the tabulated vote at the
      time of the Special Meeting, there are
      not sufficient votes to appro


--------------------------------------------------------------------------------

USERTESTING, INC.

Ticker:       USER           Security ID:  91734E101
Meeting Date: JUN 01, 2022   Meeting Type: Annual
Record Date:  APR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Andrew Braccia                 For       For          Management
1..2  DIRECTOR-Andy MacMillan                 For       For          Management
1..3  DIRECTOR-Cynthia Russo                  For       For          Management
2.    Ratification of the appointment of      For       For          Management
      Ernst & Young LLP as the Company's
      independent registered public
      accounting firm for the year ending
      December 31, 2022


--------------------------------------------------------------------------------

VEONEER, INC.

Ticker:       VNE            Security ID:  92336X109
Meeting Date: DEC 16, 2021   Meeting Type: Special
Record Date:  NOV 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of October 4, 2021,
      by and among Veoneer, Inc.
      ("Veoneer"), QUALCOMM Incorporated,
      SSW HoldCo LP ("SSW") and SSW Merger
      Sub Corp ("Merger Sub") (as may be
      amended from time to time) (the
      "Veoneer merger
2.    To approve, by non-binding, advisory    For       For          Management
      vote, compensation that will or may
      become payable by Veoneer to its named
      executive officers in connection with
      the Merger (the "Veoneer compensation
      proposal").


--------------------------------------------------------------------------------

VIRGIN GROUP ACQUISITION CORP. II

Ticker:       VGII           Security ID:  G9460K102
Meeting Date: JUN 14, 2022   Meeting Type: Special
Record Date:  APR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal-      For       For          Management
      RESOLVED, as an ordinary resolution,
      that VGAC II's entry into that certain
      Agreement and Plan of Merger, dated as
      of December 7, 2021, as amended and
      restated on March 31, 2022 (as may be
      further amended, supplemented,
2.    The Domestication Proposal-RESOLVED,    For       For          Management
      as a special resolution, that VGAC II
      be transferred by way of continuation
      to Delaware pursuant to Part XII of
      the Companies Act (As Revised) of the
      Cayman Islands and Section 388 of the
      General Corporation Law of the
3.    Charter Amendment Proposal-RESOLVED,    For       For          Management
      as a special resolution, that the
      existing amended and restated
      memorandum and articles of association
      of VGAC II (together, the "Existing
      Governing Documents") be amended and
      restated by the deletion in their
      entirety
4.    Governing Documents Proposal A-         For       For          Management
      RESOLVED, as a non-binding, advisory
      resolution, that the change in the
      authorized share capital of VGAC II
      from (i) US$22,100 divided into
      200,000,000 Class A ordinary shares,
      par value $0.0001 per share, (ii)
      20,000,000 C
5.    Governing Documents Proposal B-         For       For          Management
      RESOLVED, as a non-binding, advisory
      resolution, that the amendment and
      restatement of the Existing Governing
      Documents be approved and that all
      other immaterial changes necessary or,
      as mutually agreed in good faith by VGA
6.    Governing Documents Proposal C-         For       For          Management
      RESOLVED, as a non-binding, advisory
      resolution, that the issuance of
      shares of New Grove Class B Common
      Stock, which will allow holders of New
      Grove Class B Common Stock to cast ten
      votes per share of New Grove Class B
      Com
7.    The NYSE Proposal-RESOLVED, as an       For       For          Management
      ordinary resolution, that for the
      purposes of complying with the
      applicable provisions of New York
      Stock Exchange ("NYSE") Listing Rule
      312.03, the issuance of shares of New
      Grove Class A Common Stock, shares of
      New Grove
8.    The Incentive Equity Plan Proposal-     For       For          Management
      RESOLVED, as an ordinary resolution,
      that the Grove Collaborative Holdings,
      Inc. 2022 Equity and Incentive Plan, a
      copy of which is attached to the proxy
      statement/consent solicitation
      statement/prospectus as Annex I, b
9.    ESPP Proposal-RESOLVED, as an ordinary  For       For          Management
      resolution, that the Grove
      Collaborative Holdings, Inc. Employee
      Stock Purchase Plan, a copy of which
      is attached to the proxy
      statement/consent solicitation
      statement/prospectus as Annex J, be
      adopted and approved.
11.   The Adjournment Proposal-RESOLVED, as   None      For          Management
      an ordinary resolution, that the
      adjournment of the extraordinary
      general meeting to a later date or
      dates (A) to the extent necessary to
      ensure that any required supplement or
      amendment to the accompanying proxy
      stat


--------------------------------------------------------------------------------

VIRTUOSO ACQUISITION CORP.

Ticker:       VOSO           Security ID:  92837J104
Meeting Date: NOV 16, 2021   Meeting Type: Special
Record Date:  OCT 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    The Business Combination Proposal - To  For       For          Management
      consider and vote upon a proposal to
      approve the Business Combination
      described in the accompanying proxy
      statement/prospectus, including (a)
      adopting the Agreement and Plan of
      Merger dated effective as of May 28, 20
2.    Organizational Document Proposal - To   For       For          Management
      consider and vote upon a proposal to
      approve and adopt the Second Amended
      and Restated Certificate of
      Incorporation of Virtuoso in the form
      attached to the proxy
      statement/prospectus as Annex B.
3A.   Stockholder Meeting Quorum - To         For       For          Management
      approve the provision of the Company
      Bye-laws which provides that in a
      general meeting convened by the
      Company's board of directors ("Company
      Board"), the quorum required for such
      meeting remains the holders of a
      majority o
3B.   Action by Written Consent - To approve  For       For          Management
      the provision of the Company Bye-laws
      which provides that all shareholder
      action may only be taken at an annual
      general meeting or special general
      meeting of shareholders and may not be
      taken by written consent in li
3C.   Removals; Vacancies - To approve the    For       For          Management
      provision of the Company Bye-laws
      which provides that the Company's
      directors may only be removed for
      cause, and only upon the affirmative
      vote of holders of at least 66 2/3% of
      the then issued and outstanding shares
      c
3D.   Variation of Rights of Existing Series  For       For          Management
      of Shares - To approve the provision
      of the Company Bye-laws which provides
      that the Company has more than one
      class of shares, the rights attaching
      to any class, unless otherwise
      provided for by the terms of issue o
3E.   Amendment of the Bylaws/Bye-Laws - To   For       For          Management
      approve the provision of the Company
      Bye- laws which provides that
      amendments to the Company Bye-laws
      will require the approval of the
      Company Board and the affirmative vote
      of a majority of the issued and
      outstanding
3F.   Classified Boards - To approve the      For       For          Management
      provisions of the Company Bye-laws
      which provides that subject to the
      right of holders of any series of
      preference shares, the Company Board
      will be divided into three classes of
      directors, as nearly equal in number
      as p
4.    Adjournment Proposal - To consider and  For       For          Management
      vote upon a proposal to adjourn the
      Special Meeting to a later date or
      dates, if necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in conne


--------------------------------------------------------------------------------

VONAGE HOLDINGS CORP.

Ticker:       VG             Security ID:  92886T201
Meeting Date: FEB 09, 2022   Meeting Type: Special
Record Date:  JAN 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of November 22, 2021
      (the "Merger Agreement"), by and among
      Vonage Holdings Corp.,
      Telefonaktiebolaget LM Ericsson
      (publ), and Ericsson Muon Holding Inc.
2.    To approve, by a non-binding advisory   For       For          Management
      vote, the compensation that may be
      paid or become payable to Vonage
      Holdings Corp.'s named executive
      officers that is based on or otherwise
      relates to the merger contemplated by
      the Merger Agreement.
3.    To approve the adjournment of the       For       For          Management
      special meeting of stockholders (the
      "Special Meeting") to a later date or
      time if necessary or appropriate,
      including to solicit additional
      proxies in favor of proposal 1 if
      there are insufficient votes at the
      time of th


--------------------------------------------------------------------------------

W.R. GRACE & CO.

Ticker:       GRA            Security ID:  38388F108
Meeting Date: JUL 07, 2021   Meeting Type: Annual
Record Date:  MAY 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Class I Director (Term      For       For          Management
      expiring 2024): Hudson La Force
1.2   Election of Class I Director (Term      For       For          Management
      expiring 2024): Mark E. Tomkins
2.    Ratification of the appointment of      For       For          Management
      PricewaterhouseCoopers LLP as our
      independent registered public
      accounting firm for 2021.
3.    Advisory vote to approve the            For       For          Management
      compensation of Grace's named
      executive officers, as described in
      our proxy materials.
4.    Advisory vote on the frequency of the   1 Year    1 Year       Management
      advisory vote to approve named
      executive officer compensation.


--------------------------------------------------------------------------------

W.R. GRACE & CO.

Ticker:       GRA            Security ID:  38388F108
Meeting Date: SEP 17, 2021   Meeting Type: Special
Record Date:  AUG 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated as of April 26, 2021 (as
      it may be amended from time to time,
      the "Merger Agreement"), by and among
      W. R. Grace Holdings LLC, a Delaware
      limited liability company (formerly
      known as Gibraltar Acquisition Ho
2.    To approve, on an advisory              For       For          Management
      (non-binding) basis, the compensation
      that may be paid or become payable to
      Grace's named executive officers that
      is based on or otherwise related to
      the Merger Agreement and the
      transactions contemplated by the
      Merger Agreement
3.    To adjourn the special meeting of       For       For          Management
      stockholders of Grace (the "Special
      Meeting"), if necessary or
      appropriate, to solicit additional
      proxies if there are insufficient
      votes to approve the proposal to adopt
      the Merger Agreement at the time of
      the Special Me


--------------------------------------------------------------------------------

WELBILT, INC.

Ticker:       WBT            Security ID:  949090104
Meeting Date: SEP 30, 2021   Meeting Type: Special
Record Date:  AUG 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Merger Proposal - To vote on the        For       For          Management
      Agreement and Plan of Merger, dated as
      of July 14, 2021, by and among Ali
      Holding S.r.l., Ali Group North
      America Corporation, Ascend Merger
      Corp. and Welbilt (the "Merger
      Proposal").
2.    Advisory Compensation Proposal - To     For       For          Management
      vote on a proposal to approve, on a
      non-binding advisory basis, the
      compensation that may be paid or
      become payable to Welbilt's named
      executive officers that is based on or
      otherwise relates to the merger.
3.    Adjournment Proposal - To vote on a     For       For          Management
      proposal to approve the adjournment of
      the special meeting to solicit
      additional proxies if a quorum is not
      present or there are not sufficient
      votes cast at the special meeting to
      approve the Merger Proposal.


--------------------------------------------------------------------------------

WELBILT, INC.

Ticker:       WBT            Security ID:  949090104
Meeting Date: JUN 17, 2022   Meeting Type: Annual
Record Date:  APR 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Cynthia M. Egnotovich
1b.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Dino J. Bianco
1c.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Joan K. Chow
1d.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Janice L. Fields
1e.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Brian R. Gamache
1f.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: Andrew Langham
1g.   Election of Director to serve for a     For       For          Management
      one-year term expiring at the 2023
      annual meeting: William C. Johnson
2.    The approval, on an advisory basis, of  For       For          Management
      the compensation of the Company's
      named executive officers.
3.    The ratification of the appointment of  For       For          Management
      Grant Thornton LLP as the Company's
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2022.


--------------------------------------------------------------------------------

XILINX, INC.

Ticker:       XLNX           Security ID:  983919101
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Dennis Segers     For       For          Management
1.2   Election of Director: Raman K. Chitkara For       For          Management
1.3   Election of Director: Saar Gillai       For       For          Management
1.4   Election of Director: Ronald S. Jankov  For       For          Management
1.5   Election of Director: Mary Louise       For       For          Management
      Krakauer
1.6   Election of Director: Thomas H. Lee     For       For          Management
1.7   Election of Director: Jon A. Olson      For       For          Management
1.8   Election of Director: Victor Peng       For       For          Management
1.9   Election of Director: Elizabeth W.      For       For          Management
      Vanderslice
2.    Proposal to approve, on an advisory     For       For          Management
      basis, the compensation of the
      Company's named executive officers.
3.    Proposal to ratify the appointment of   For       For          Management
      Ernst & Young LLP as the Company's
      independent registered accounting firm
      for fiscal 2022.


--------------------------------------------------------------------------------

XPO LOGISTICS, INC.

Ticker:       XPO            Security ID:  983793100
Meeting Date: MAY 18, 2022   Meeting Type: Annual
Record Date:  APR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Brad Jacobs       For       For          Management
1.2   Election of Director: Jason Aiken       For       For          Management
1.3   Election of Director: AnnaMaria DeSalva For       For          Management
1.4   Election of Director: Michael Jesselson For       For          Management
1.5   Election of Director: Adrian Kingshott  For       For          Management
1.6   Election of Director: Mary Kissel       For       For          Management
1.7   Election of Director: Allison Landry    For       For          Management
1.8   Election of Director: Johnny C.         For       For          Management
      Taylor, Jr.
2.    Ratification of the appointment of      For       For          Management
      KPMG LLP as our independent registered
      public accounting firm for fiscal year
      2022.
3.    Approval of amendment to the XPO        For       For          Management
      Logistics, Inc. 2016 Omnibus Incentive
      Compensation Plan to increase the
      number of available shares thereunder.
4.    Advisory vote to approve executive      For       For          Management
      compensation.
5.    Stockholder proposal regarding          Against   Against      Shareholder
      additional disclosure of the company's
      political activities.
6.    Stockholder proposal regarding          Against   Against      Shareholder
      stockholder approval of senior
      managers' severance or termination
      packages.
7.    Stockholder proposal regarding an       Against   Against      Shareholder
      audit analyzing the company's policies
      and practices on the civil rights of
      its stakeholders.


--------------------------------------------------------------------------------

YUCAIPA ACQUISITION CORPORATION

Ticker:       YAC            Security ID:  G9879L105
Meeting Date: DEC 13, 2021   Meeting Type: Special
Record Date:  NOV 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Business Combination Proposal - to      For       For          Management
      approve as an ordinary resolution (the
      "Business Combination Proposal" or
      "Proposal No. 1") the consummation of
      Yucaipa's business combination which
      will involve (i) entry into that
      Business Combination Agreement, (as it
2.    Merger Proposal - to authorize,         For       For          Management
      approve and confirm as a special
      resolution (the "Merger Proposal" or
      "Proposal No. 2") the plan of merger
      as required under section 46(4) of the
      LLC Act and section 233(4) of the
      Companies Act in the form tabled at
      the Gen
3.    Charter Amendment Proposal - to         For       For          Management
      resolve on a non-binding advisory
      basis, certain material provisions in
      the amendment of the articles of
      association of TopCo (the "Charter
      Amendment Proposal" or "Proposal No.
      3"), presented separately in
      accordance with t
4.    Adjournment Proposal - to approve as    For       For          Management
      an ordinary resolution if put to the
      meeting, to adjourn the Meeting to a
      later date or dates (A) to the extent
      necessary to ensure that any required
      supplement or amendment to the
      accompanying proxy


--------------------------------------------------------------------------------

ZYNGA INC.

Ticker:       ZNGA           Security ID:  98986T108
Meeting Date: MAY 19, 2022   Meeting Type: Special
Record Date:  APR 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To adopt the Agreement and Plan of      For       For          Management
      Merger, dated January 9, 2022, which
      is referred to as the "merger
      agreement," among Take-Two Interactive
      Software, Inc., Zebra MS I, Inc.,
      Zebra MS II, Inc., and Zynga Inc., as
      it may be amended from time to time,
      which
2.    To approve, on a non-binding advisory   For       For          Management
      basis, the compensation that may be
      paid or become payable to Zynga named
      executive officers that is based on or
      otherwise relates to the transactions
      contemplated by the merger agreement.
3.    To approve the adjournment of the       For       For          Management
      Zynga special meeting, if necessary or
      appropriate, to solicit additional
      proxies if there are insufficient
      votes at the time of the Zynga special
      meeting to approve the Zynga merger
      proposal.

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND VL

By:  /s/ George R. Aylward
     --------------------------
     George R. Aylward,
     President

Date: August 23, 2022